M.S.D.&T. Funds, Inc.

--------------------------------------------------------------------------------


Annual Report


MAY 31, 2002

Table of Contents

Chairma's Letter                                                         i
Funds Reviews                                                           ii
Statements of Net Assets
  Prime Money Market Fund                                                1
  Government Money Market Fund                                           4
  Tax-Exempt Money Market Fund                                           6
  Growth & Income Fund                                                  12
  Equity Income Fund                                                    14
  Equity Growth Fund                                                    16
  Capital Opportunities Fund                                            18
  International Equity Fund
    (Statement of Assets and Liabilities, including Portfolio of
      Investments)                                                      20
  Diversified Real Estate Fund                                          26
  Limited Maturity Bond Fund                                            28
  Total Return Bond Fund                                                31
  Maryland Tax-Exempt Bond Fund                                         35
  Intermediate Tax-Exempt Bond Fund                                     38
  National Tax-Exempt Bond Fund                                         41
  Investment Abbreviations                                              46
Statements of Operations                                                47
Statements of Changes in Net Assets                                     50
Financial Highlights                                                    57
Notes to Financial Statements                                           69
Report of Independent Accountants                                       79
Directors and Officers                                                  80
Important Tax Information                                               82

Dear Shareholder,

It is a pleasure to present the annual report for M.S.D.&T. Funds, Inc. for the fiscal year ended May 31, 2002. This report includes investment performance, financial information and Fund synopses for the Equity, Bond and Money Market Funds. Also included is a Statement of Net Assets for each of the Funds listing securities held as of May 31, 2002.

After experiencing what appears to have been the mildest recession since World War II, the economy is currently in a recovery mode. In the aftermath of the events of September 11/th/, the stimulative fiscal and monetary policies that had been in place were successfully expanded and are currently driving the business cycle. This has resulted in a marked pick-up in consumer and government sector activity. The business cycle is on the brink of entering a self-reinforcing phase in which economic strength advances beyond inventory depletion into gains in employment and capital spending.

Except for a sudden surge in the fall, equity markets have been languishing as investor optimism on the turn in the profit cycle has faded due to rising concerns as to the quality of those earnings. The initial favorable reaction to
1) lower short-term interest rates and 2) the prospect of improving business conditions has deteriorated in the face of aggressive stock valuations, skepticism regarding analysts' objectivity and nagging doubts about corporate management's integrity. Conversely, fixed income investors continue to benefit from the equity market's trying times.

The Funds' advisor anticipates that while the economic backdrop continues to improve, financial market returns may remain somewhat muted. Importantly, as evidence emerges that the expansion is gaining traction, the Federal Reserve is likely to begin normalizing short-term interest rates from their current highly stimulative level. It is believed that an increase in the federal funds rate will reverberate out on the yield curve. While profit gains should be unfolding at the same time, rising yields may curtail improvements in valuation measures such as price-to-earnings ratios. In this challenging environment, security selection by the Funds' portfolio managers will remain critical.

The pages that follow discuss the objectives, performance, structure and strategy of each of the M.S.D.&T. Funds. We appreciate your investment in the Funds and welcome any questions or comments.

                                          Best Regards,
                                          /s/ Leslie B. Disharoon

                                          Leslie B. Disharoon
                                          Chairman and President

Shares of M.S.D.&T. Funds, Inc. are not bank deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves risk, including the possible loss of principal.

The Money Market Funds are neither insured nor guaranteed by the FDIC or any other government agency. Although the Money Market Funds strive to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Funds.

Yields will fluctuate as market conditions change. Past performance is not a guarantee of future results.

For more complete information on M.S.D.&T. Funds, Inc., including expenses and ongoing fees, please call 1-800-551-2145 to receive a prospectus, which should be read carefully before investing. BISYS Fund Services Limited Partnership serves as the Funds' distributor.

                      The M.S.D.&T. Growth & Income Fund

The Growth & Income Fund returned -10.08% for the fiscal year ended May 31, 2002 versus a return of -13.84% for the S&P 500(R) Index. /1/ The past six months have been characterized by a modest recovery in consumer spending from the post-September 11th decline. However, the confidence of investors has been shaken due to corporate bankruptcies, concerns relating to corporate accounting, executive enrichment at the expense of shareholders and Wall Street analysts' conflicts of interest.

The Growth & Income Fund's focus on quality companies, correct sector allocation and better-quality stock selection helped its relative returns over the fiscal year. The Fund benefited from its overweighting in the Consumer Staples sector and underweighting in the Technology sector. Stocks such as Sony (2.0%), Northrop Grumman (0.8%), Norfolk Southern (2.5%) and Moody's (0.8%) advanced in a market that broadly declined. /2/

The advisor has initiated new positions in companies such as Moody's (debt ratings agency, 0.8%), Johnson Controls (auto parts supplier, 0.8%), Northern Trust (asset management and lending bank, 1.1%), and ADP (payroll processor, 1.1%). These are high quality companies the advisor has admired for a long time and finally had a chance to acquire at what the advisor believes to be reasonable valuations. Investments in Colgate Palmolive, Amgen, and TXU Corp. were sold.

The advisor believes that the equity markets will remain volatile in the short-term. The advisor believes that its strategy to invest in high quality companies with superior fundamentals for the long-term over time should generate above-average returns as it has in the past five years.

                                    [CHART]

             Comparison of Change In Value of $10,000 Investment In M.S.D.&T. Growth & Income Fund and the S&P 500 Stock Index/1/

      Average Annual Total Return
          as of May 31, 2002
----------------------------------------
                                Since
                            Interception
 1 Year   5 Year   10 Year    (2/28/91)
----------------------------------------
(10.08)%   7.38%   11.26%%      11.49%
----------------------------------------

          M.S.D.&T. Growth &    S&P 500
             Income Fund      Stock Index
          ------------------  -----------
Feb-91       $10,000.00       $10,000.00
Mar-91        10,100.00        10,242.10
Apr-91        10,150.00        10,266.37
May-91        10,690.00        10,709.27
Jun-91        10,269.18        10,218.67
Jul-91        10,652.51        10,694.97
Aug-91        10,854.26        10,948.33
Sep-91        10,713.59        10,765.05
Oct-91        10,906.72        10,909.84
Nov-91        10,428.98        10,470.29
Dec-91        11,275.00        11,667.77
Jan-92        11,285.25        11,450.29
Feb-92        11,480.00        11,598.57
Mar-92        11,325.20        11,372.98
Apr-92        11,665.26        11,706.77
May-92        11,706.48        11,764.14
Jun-92        11,551.91        11,589.20
Jul-92        11,915.09        12,062.62
Aug-92        11,686.75        11,815.70
Sep-92        11,894.26        11,954.53
Oct-92        11,852.45        11,995.90
Nov-92        12,161.20        12,404.36
Dec-92        12,192.81        12,556.56
Jan-93        12,298.90        12,661.53
Feb-93        12,468.54        12,834.11
Mar-93        12,818.42        13,104.91
Apr-93        12,871.57        12,788.16
May-93        13,212.82        13,130.25
Jun-93        13,052.86        13,168.72
Jul-93        12,967.13        13,115.78
Aug-93        13,374.70        13,613.39
Sep-93        13,224.54        13,508.98
Oct-93        13,536.92        13,788.48
Nov-93        13,300.63        13,657.49
Dec-93        13,452.51        13,822.74
Jan-94        13,851.64        14,292.72
Feb-94        13,567.84        13,904.67
Mar-94        13,196.72        13,298.43
Apr-94        13,305.82        13,468.91
May-94        13,327.78        13,690.07
Jun-94        12,987.45        13,354.66
Jul-94        13,378.85        13,793.23
Aug-94        13,776.90        14,358.75
Sep-94        13,677.39        14,007.68
Oct-94        13,990.16        14,322.43
Nov-94        13,578.36        13,800.81
Dec-94        13,777.30        14,005.48
Jan-95        14,038.06        14,368.64
Feb-95        14,554.16        14,928.59
Mar-95        14,829.42        15,369.13
Apr-95        15,145.99        15,821.75
May-95        15,492.32        16,454.14
Jun-95        15,607.76        16,836.37
Jul-95        16,094.40        17,394.67
Aug-95        16,071.14        17,438.33
Sep-95        16,606.07        18,174.23
Oct-95        16,290.58        18,109.34
Nov-95        16,805.51        18,904.34
Dec-95        17,103.42        19,268.44
Jan-96        17,283.35        19,924.34
Feb-96        17,444.42        20,109.04
Mar-96        17,555.92        20,302.69
Apr-96        17,865.20        20,601.95
May-96        18,164.20        21,133.27
Jun-96        18,151.74        21,213.79
Jul-96        17,462.64        20,276.57
Aug-96        17,876.03        20,704.20
Sep-96        18,615.12        21,869.43
Oct-96        19,166.89        22,472.59
Nov-96        20,751.56        24,171.29
Dec-96        20,539.11        23,692.46
Jan-97        21,805.02        25,172.77
Feb-97        21,870.15        25,370.12
Mar-97        21,270.97        24,327.66
Apr-97        22,535.40        5,780.02
May-97        23,841.80        27,349.51
Jun-97        25,017.56        28,574.22
Jul-97        26,943.26        30,847.79
Aug-97        25,525.95        29,121.18
Sep-97        26,705.88        30,716.00
Oct-97        26,187.42        9,690.24
Nov-97        27,251.74        31,063.50
Dec-97        27,553.42        31,596.98
Jan-98        27,602.53        31,946.41
Feb-98        29,551.44        34,250.58
Mar-98        30,850.70        36,004.52
Apr-98        31,479.23        36,366.76
May-98        30,850.80        35,741.65
Jun-98        31,558.19        37,193.37
Jul-98        30,800.41        36,797.34
Aug-98        26,690.94        31,477.21
Sep-98        28,461.11        33,493.77
Oct-98        31,012.81        36,218.22
Nov-98        32,929.86        38,413.33
Dec-98        34,772.82        40,626.94
Jan-99        35,515.99        42,325.84
Feb-99        34,564.23        41,010.90
Mar-99        35,902.09        42,653.02
Apr-99        37,046.83        44,303.69
May-99        36,464.71        43,257.50
Jun-99        38,234.05        45,654.62
Jul-99        37,271.67        44,232.70
Aug-99        37,601.38        44,012.38
Sep-99        35,653.12        42,807.23
Oct-99        37,556.42        45,515.01
Nov-99        38,125.91        46,442.01
Dec-99        40,378.85        49,177.21
Jan-00        39,370.31        46,706.70
Feb-00        40,046.76        45,822.49
Mar-00        42,420.70        50,302.42
Apr-00        41,590.32        48,789.07
May-00        40,881.09        47,787.53
Jun-00        42,585.62        48,965.59
Jul-00        41,737.76        48,200.01
Aug-00        44,537.01        51,192.22
Sep-00        42,090.45        48,490.19
Oct-00        41,682.35        48,286.53
Nov-00        40,245.52        44,479.67
Dec-00        41,622.61        44,697.31
Jan-01        41,404.37        46,284.06
Feb-01        37,705.82        42,063.74
Mar-01        35,993.53        39,399.01
Apr-01        37,781.58        42,460.70
May-01        37,848.31        42,745.23
Jun-01        36,192.16        41,703.49
Jul-01        35,945.01        41,292.75
Aug-01        34,570.36        38,707.82
Sep-01        32,650.03        35,583.10
Oct-01        33,152.16        36,261.88
Nov-01        35,074.39        39,043.60
Dec-01        35,096.95        39,386.21
Jan-02        35,072.66        38,811.88
Feb-02        35,310.67        38,063.39
Mar-02        35,935.71        39,495.11
Apr-02        34,053.32        37,100.60
May-02        34,032.89        36,826.05

Past Performance is not predicative of future performance.


The S&P 500(R) Index is an unmanaged index generally representative of the performance of the U.S. stock market. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                       The M.S.D.&T. Equity Income Fund

The Equity Income Fund declined 7.26% during the twelve months ended May 31, 2002, while the Russell 1000(R) Value Index was down 5.56%. /1/ Sharp declines in a diverse group of large cap stocks such as Bristol Myers Squibb, IBM, General Electric, Williams and Tyco adversely impacted the Fund's performance. These losses were mitigated by gains in stocks such as Starwood Hotel, General Motors, International Paper and Air Products, as well as a group of regional bank stocks led by Regions Financial, Wachovia and Wells Fargo. /2/ Overall, old economy cyclical, regional bank and consumer stocks did well in the portfolio, while pharmaceutical, utility and natural gas stocks fared poorly.

Recent months have been quite eventful for economic news, investor sentiment and stock prices. Stocks, having recovered sharply during the last two months of 2001 following the September 11th tragedy, declined broadly during January and early February in the midst of predominately negative economic news, the specter of expanded asbestos litigation and irregularities in corporate accounting. By mid-February, stocks began to react to signs that low inventories, improved orders for durable goods, continued solid consumer demand, low energy prices, low interest rates and modest tax cuts had set the stage for an economic recovery. On the back of this sentiment, stocks rallied until mid-March before succumbing to profit taking, paradoxically spurred by the realization that with an economic recovery, the Fed might soon lean toward higher interest rates. A startling turnabout from recessionary fears to an apparent economic recovery and fears of rising interest rates, all in a few months. This volatility and negative sentiment continues, with the stock market further held back by continued negative news regarding corporate accounting and management issues, violence in the Middle East and doubts concerning the strength of the recovery in corporate profits.

In this turbulent environment, the Fund's advisor has focused especially on diversification, dividends, value and financial strength in portfolio holdings. Specifically, the Fund has taken some profits and reduced its position in industrial cyclicals, redeploying some proceeds into selected insurance, bank and REIT stocks where value, dividends and earnings visibility appear to be reasonably well defined. The Fund continues to maintain a portfolio price-to-earnings ratio and dividend yield comparable to the Russell 1000(R) Value Index.

                                    [CHART]

             Comparison of Change In Value of $10,000 Investment In M.S.D.&T. Equity Income Fund and the Russell 1000 Value Index/1/

  Average Annual Total Return
      as of May 31, 2002
----------------------------
                     Since
1 Year    3 Year   Inception
                    (3/1/98)
----------------------------
(7.26)%  (5.67)%    (0.24)%
----------------------------

        M.S.D.&T. Equity   Russell 1000
          Income Fund       Value Index
        ----------------   ------------
Feb-98    $10,000.00        $10,000.00
Mar-98     10,390.00         10,612.00
Apr-98     10,482.04         10,683.10
May-98     10,228.07         10,524.99
Jun-98     10,428.55         10,659.71
Jul-98     10,045.70         10,472.10
Aug-98      8,988.54          8,913.85
Sep-98      9,473.70          9,425.51
Oct-98     10,144.17         10,155.98
Nov-98     10,679.51         10,629.25
Dec-98     10,899.64         10,990.65
Jan-99     10,786.32         11,078.57
Feb-99     10,635.84         10,922.36
Mar-99     10,958.24         11,148.46
Apr-99     11,898.67         12,189.72
May-99     11,793.34         12,055.64
Jun-99     12,186.47         12,405.25
Jul-99     11,936.52         12,041.77
Aug-99     11,751.46         11,595.03
Sep-99     11,223.25         11,189.20
Oct-99     11,380.97         11,833.70
Nov-99     11,266.07         11,741.39
Dec-99     11,308.61         11,797.75
Jan-00     10,710.31         11,413.15
Feb-00      9,780.84         10,565.15
Mar-00     10,493.84         11,854.10
Apr-00     10,429.64         11,716.59
May-00     10,497.89         11,839.61
Jun-00     10,177.84         11,298.54
Jul-00     10,054.12         11,439.78
Aug-00     10,507.10         12,075.83
Sep-00     10,258.41         12,186.92
Oct-00     10,345.91         12,486.72
Nov-00      9,847.72         12,023.47
Dec-00     10,513.94         12,625.84
Jan-01     10,669.48         12,675.08
Feb-01     10,199.20         12,322.71
Mar-01      9,862.13         11,887.72
Apr-01     10,536.69         12,470.22
May-01     10,672.20         12,750.80
Jun-01     10,440.58         12,467.73
Jul-01     10,545.04         12,441.55
Aug-01     10,096.07         11,942.65
Sep-01      9,385.65         11,101.88
Oct-01      9,368.99         11,006.41
Nov-01     10,002.96         11,645.88
Dec-01     10,175.11         11,919.56
Jan-02     10,025.82         11,827.78
Feb-02     10,150.82         11,846.70
Mar-02     10,612.93         12,407.05
Apr-02     10,013.92         11,981.49
May-02      9,897.76         12,041.40

Past performance is not predictive of future performance.

The Russell 1000(R) Value Index is an unmanaged index considered representative of large-cap value stocks. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                       The M.S.D.&T. Equity Growth Fund

For the fiscal year ended May 31, 2002, the Equity Growth Fund underperformed the Russell 1000(R) Growth Index primarily due to an overweighting in the technology sector. Early in 2001, it was expected that capital spending would stabilize and then improve and boost technology spending. This did not materialize, and technology stocks in particular continued to fall. Any capital spending recovery, especially in technology, appears to be a few quarters away after earnings improve for the traditional "old economy" stocks. Different company executives, in diverse industries, have at numerous times declared they are seeing a bottom in sales or a slight increase in orders only to recant or hedge those statements later. This results in not only the particular stock falling but also the stocks of companies in the same or related industries. Conversely, any good news from a bellwether company can lead to a short-term rally. The market is waiting for the final capitulation in earnings and investor sentiment, which will only be visible with hindsight.

The Fund has made changes to its sector weights in relation to the Russell 1000(R) Growth Index with the biggest change coming from the technology sector. While the Fund had been overweight in technology, it is now underweight with reductions in a number of stocks. Healthcare has been increased but continues to maintain an underweight position. Within healthcare, biotech has been reduced and traditional pharmaceutical and service companies have been added or increased. The financial sector has been increased and is now overweight versus the Russell 1000(R) Growth Index. /2/

The stocks which hurt the Fund over the previous year were all technology related. Veritas Software (0.9% of the portfolio) declined 66%, AOL TimeWarner (1.9%) dropped 64%, and Siebel Systems (1.3%) lost 60%. On the positive side, recent addition Moody's (1.6%) increased 20% since purchase, Coca-Cola (1.6%) rose 20%, and Nestle (4.1%), a company we have continued to purchase, gained 17%. The fingerprint of the Fund more closely represents the Russell 1000(R) Growth Index by sector and has a slightly lower price-to-earnings ratio and a higher dividend yield while maintaining an expected long-term earnings growth rate on par with the Index.

                                    [CHART]

Comparison of Change In Value of $10,000 Investment In
M.S.D.&T. Equity Growth Fund and the Russell 1000 Growth Index/1/

  Average Annual Total Return
      as of May 31, 2002
---------------------------------
                         Since
                     Interception
 1 Year    3 Year      (3/1/98)
---------------------------------
(29.18)%  (12.93)%     (4.12)%
---------------------------------

            M.S.D.&T. Equity    Russell 1000
              Growth Fund       Growth Index
            ----------------    ------------
Feb-98         $10,000.00        $10,000.00
Mar-98          10,340.00         10,398.60
Apr-98          10,585.61         10,542.52
May-98          10,288.94         10,243.32
Jun-98          10,788.63         10,870.72
Jul-98          10,702.43         10,798.76
Aug-98           9,142.62          9,178.08
Sep-98           9,740.59          9,883.14
Oct-98          10,576.78         10,677.45
Nov-98          11,260.17         11,489.68
Dec-98          12,047.26         12,525.71
Jan-99          12,810.35         13,261.22
Feb-99          12,161.13         12,655.45
Mar-99          12,641.64         13,322.01
Apr-99          12,789.45         13,339.06
May-99          12,668.41         12,929.15
Jun-99          13,302.36         13,834.71
Jul-99          12,934.28         13,395.04
Aug-99          12,437.23         13,613.92
Sep-99          12,154.56         13,327.89
Oct-99          13,319.23         14,334.41
Nov-99          14,159.28         15,107.75
Dec-99          15,172.38         16,679.11
Jan-00          14,902.46         15,897.02
Feb-00          15,550.39         16,674.23
Mar-00          16,110.23         17,867.77
Apr-00          15,491.01         17,017.62
May-00          14,940.97         16,160.62
Jun-00          15,313.41         17,385.43
Jul-00          14,711.41         16,660.40
Aug-00          15,656.75         18,168.23
Sep-00          14,740.36         16,449.51
Oct-00          14,462.01         15,671.45
Nov-00          12,828.23         13,361.48
Dec-00          12,871.08         12,939.26
Jan-01          13,872.77         13,833.36
Feb-01          11,845.70         11,484.45
Mar-01          10,806.83         10,234.95
Apr-01          12,048.41         11,529.67
May-01          11,807.69         11,360.18
Jun-01          11,275.59         11,096.62
Jul-01          10,950.50         10,819.21
Aug-01           9,999.40          9,934.20
Sep-01           8,842.66          8,942.76
Oct-01           9,331.06          9,412.26
Nov-01          10,166.49         10,316.78
Dec-01          10,153.63         10,297.18
Jan-02           9,905.43         10,114.92
Feb-02           9,133.58          9,695.15
Mar-02           9,480.92         10,030.60
Apr-02           8,541.83          9,212.10
May-02           8,361.60          8,989.17

Past performance is not predictive of future performance.

The Russell 1000(R) Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                 The M.S.D.&T. Capital Opportunities Fund /3/

Markets experienced substantial volatility over the past fiscal year, as investors looked for signs of an improvement in the overall macroeconomic environment. After several years of underperformance, small capitalization stocks performed better than large cap stocks during the fiscal year ended May 31, 2002. The Russell 2000(R) Growth Index was down 15.81% for the year ended May 31, 2002 as compared to the Russell 1000(R) Growth's 20.87% decline.

The Capital Opportunities Fund was also down for the year, with a 12.51% decline that beat the benchmark Russell 2000(R) Growth Index. /1/ Consumer stocks were the best performers during the year as consumer spending remained steady despite the overall economic slowdown. Financial stocks also did well, benefiting from a series of Federal Reserve interest rate cuts that spurred refinancing activity. Technology stocks were among the worst performers as many companies in this sector experienced substantial declines in sales and earnings and still face an uncertain near-term outlook.

Among individual issues, Webex (0.5%), a provider of software for on-line video conferencing, was one of the year's best performers with an increase of over 75%. The company was helped by an increase in demand for its products after the September 11th attacks reduced corporate travel. Sonic Corp. (1.6%) was also up substantially during the year as it continued to post strong increases in sales and earnings. Transwitch (sold) was the worst performing stock during the period as its results suffered from an overall decline in telecommunications-related spending. Inspire Pharmaceuticals (1.6%) was also down substantially after it reported poor results relating to one of its developmental drugs. /2/

                                    [CHART]

             Comparison of Change In Value of $10,000 Investment In
                      M.S.D.&T. Capital Opportunities Fund
                      and the Russell 2000 Growth Index/1/


Total Return as of
   May 31, 2002
   ------------
        Since
      Inception
       (3/1/98)
   ------------
       (0.24)%
   ------------

                  M.S.D.&T. Cap Opp         Russell 2000 Growth
                  -----------------         -------------------
Jun-00              10,000.00                  10,000.00
Jul-00               9,660.00                   9,143.00
Aug-00              10,200.00                  10,104.84
Sep-00              10,110.00                   9,602.63
Oct-00               9,660.00                   8,822.90
Nov-00               8,440.00                   7,220.66
Dec-00               9,160.00                   7,662.57
Jan-01               9,074.77                   8,282.47
Feb-01               8,023.06                   7,146.94
Mar-01               7,231.77                   6,497.28
Apr-01               7,812.71                   7,292.55
May-01               8,403.68                   7,461.74
Jun-01               8,844.39                   7,665.44
Jul-01               7,722.57                   7,011.58
Aug-01               7,251.80                   6,573.36
Sep-01               6,220.12                   5,513.07
Oct-01               6,841.13                   6,043.43
Nov-01               7,281.85                   6,548.06
Dec-01               7,932.91                   6,956.00
Jan-02               7,632.42                   6,708.37
Feb-02               7,191.70                   6,274.34
Mar-02               7,682.50                   6,819.58
Apr-02               7,642.44                   6,672.28
May-02               7,352.02                   6,281.95

Past performance is not predictive of future performance.

The Russell 2000(R) Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                  The M.S.D.&T. International Equity Fund /4/

For the twelve months ended May 31, 2002, the International Equity Fund returned a positive 3.46% in a market characterized by pessimism and decreasing stock prices as depicted in its benchmark index, the MSCI All Country World Free ex-U.S. Index, which was down 7.40%. /1/ The overweight position in the defensively oriented, consumer staples sector was once again the largest contributor to the relative outperformance. The Fund also benefited from good stock selection within its underweighted technology and health care sectors, investments in Central European banks, and a slight overweight position in Japan. Surprisingly, the NIKKEI 225 Index, a price-weighted index of 225 top rated companies, is up 18% year-to-date as underweight investors scrambled to join the rally.

International markets in general outperformed U.S. markets, helped by the stumbling U.S. dollar. The large and growing U.S. account deficit, a profitless corporate recovery, a lack of fiscal discipline, and America's handling of the continuing crisis in the Middle East, have international investors avoiding purchasing assets in the U.S. The Fund's managers believe the U.S. dollar will continue to fall in importance and value.

The Fund's managers expect a period of moderate growth in the world economy. Valuations appear in line with expectations. The Fund continues to seek shelter in structurally sound companies with strong or improving free cash flow generation. The Fund also remains committed to its positions in Central European banks and energy concerns in Canada.

                                    [CHART]

             Comparison of Change In Value of $10,000 Investment In
                    M.S.D.&T. International Equity Fund and
                    the MSCI World All-Country ex-US Index/1/

Average Annual Total Return
    as of May 31, 2002
--------------------------
                   Since
1 Year  5 Year   Inception
                  (7/2/93)
--------------------------
3.46%   3.50%      6.73%
--------------------------

                M.S.D.&T. International   MSCI All-Country Free
                      Equity Fund           World ex-US Index
                -----------------------   ---------------------
Jun-93                $10,000.00               $10,000.00
Jul-93                 10,320.00                10,332.44
Aug-93                 10,980.00                10,886.93
Sep-93                 10,850.00                10,663.11
Oct-93                 10,960.00                11,048.79
Nov-93                 10,502.17                10,207.38
Dec-93                 11,343.14                11,003.46
Jan-94                 11,766.67                11,908.40
Feb-94                 11,817.04                11,818.37
Mar-94                 11,635.70                11,277.02
Apr-94                 11,998.37                11,659.60
May-94                 11,897.63                11,663.51
Jun-94                 11,988.30                11,746.24
Jul-94                 12,245.81                11,937.27
Aug-94                 12,488.30                12,338.87
Sep-94                 12,114.46                12,033.48
Oct-94                 12,397.36                12,356.90
Nov-94                 11,811.34                11,760.85
Dec-94                 11,871.45                11,733.36
Jan-95                 11,405.70                11,201.14
Feb-95                 11,209.05                11,139.85
Mar-95                 11,685.15                11,769.24
Apr-95                 11,912.85                12,228.34
May-95                 11,995.65                12,174.32
Jun-95                 11,850.75                12,005.92
Jul-95                 12,730.50                12,687.67
Aug-95                 12,451.05                12,247.49
Sep-95                 12,616.65                12,456.80
Oct-95                 12,233.70                12,123.97
Nov-95                 12,388.95                12,408.73
Dec-95                 12,817.61                12,899.33
Jan-96                 13,025.88                13,076.48
Feb-96                 13,036.87                13,077.04
Mar-96                 13,388.62                13,320.42
Apr-96                 13,861.29                13,724.56
May-96                 13,707.40                13,518.50
Jun-96                 13,894.27                13,587.02
Jul-96                 13,477.20                13,135.33
Aug-96                 13,521.68                13,212.42
Sep-96                 13,910.87                13,540.50
Oct-96                 13,721.83                13,404.88
Nov-96                 14,211.10                13,922.06
Dec-96                 14,123.29                13,760.78
Jan-97                 13,841.89                13,508.04
Feb-97                 14,150.25                13,755.73
Mar-97                 14,195.93                13,726.90
Apr-97                 14,264.45                13,842.69
May-97                 15,052.48                14,697.71
Jun-97                 15,737.72                15,508.67
Jul-97                 16,034.95                15,822.68
Aug-97                 14,753.99                14,577.95
Sep-97                 15,668.96                15,366.06
Oct-97                 14,639.62                14,057.83
Nov-97                 14,559.56                13,882.14
Dec-97                 14,700.14                14,041.92
Jan-98                 15,166.93                14,461.94
Feb-98                 16,265.98                15,426.91
Mar-98                 17,084.17                15,959.96
Apr-98                 17,206.29                16,074.31
May-98                 16,974.26                15,782.77
Jun-98                 16,791.09                15,723.43
Jul-98                 17,219.92                15,872.90
Aug-98                 14,640.62                13,634.45
Sep-98                 14,198.45                13,346.41
Oct-98                 15,291.59                14,744.46
Nov-98                 16,089.94                15,536.78
Dec-98                 16,461.83                16,072.12
Jan-99                 16,310.81                16,054.91
Feb-99                 15,933.24                15,695.40
Mar-99                 16,663.20                16,453.23
Apr-99                 17,569.36                17,276.14
May-99                 16,801.64                16,464.68
Jun-99                 17,795.90                17,221.24
Jul-99                 18,422.75                17,625.16
Aug-99                 18,485.97                17,686.30
Sep-99                 18,283.66                17,805.91
Oct-99                 19,029.67                18,468.93
Nov-99                 20,281.46                19,207.41
Dec-99                 22,717.03                21,039.25
Jan-00                 21,564.02                19,897.59
Feb-00                 22,346.42                20,435.05
Mar-00                 22,277.78                21,204.10
Apr-00                 20,809.07                20,020.61
May-00                 20,452.19                19,508.49
Jun-00                 21,304.58                20,339.12
Jul-00                 20,621.66                19,536.16
Aug-00                 20,556.82                19,777.77
Sep-00                 19,146.37                18,680.69
Oct-00                 18,449.26                18,086.95
Nov-00                 17,914.26                17,275.49
Dec-00                 18,479.57                17,865.46
Jan-01                 18,528.81                18,149.11
Feb-01                 17,757.46                16,719.87
Mar-01                 16,805.58                15,516.77
Apr-01                 17,576.93                16,554.22
May-01                 17,281.52                16,064.76
Jun-01                 16,854.82                15,443.13
Jul-01                 16,613.06                15,113.37
Aug-01                 16,465.16                14,777.85
Sep-01                 15,462.79                13,209.92
Oct-01                 15,643.55                13,579.80
Nov-01                 16,136.52                14,200.39
Dec-01                 16,383.00                14,383.58
Jan-02                 15,743.77                13,767.96
Feb-02                 16,154.62                13,867.09
Mar-02                 17,009.19                14,620.07
Apr-02                 17,518.64                14,715.10
May-02                 17,879.53                14,875.50

Past performance is not predictive of future performance.


The MSCI All Country World Free ex-U.S. Index is an unmanaged index of foreign securities that reflects a strategic emerging markets allocation. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                  The M.S.D.&T. Diversified Real Estate Fund

The REIT sector continues to generate strong absolute and relative returns. The Wilshire Real Estate Securities Index posted a 17.49% total return for the fiscal year ended May 31, 2002 compared to 19.55% for the Diversified Real Estate Fund. /1/ The Fund benefited from its underweight position in the volatile Hotel sector but was hurt by its overweight position in Apartments and its underweight position in Retail.

While real estate stocks have performed well, real estate fundamentals continue to see moderate deterioration, lagging the downturn in the general economy by several months. The advisor believes that real estate is likely to lag somewhat on the upside as well, with the earliest benefits seen in apartment and industrial properties due to their shorter lease duration and more rapid response to economic growth. Office fundamentals could continue to decline for the next 12 to 18 months as companies wait for sustainable earnings growth before committing to additional space. REIT shares have held up well in part due to their attractive dividend yields. REIT yields remain attractive with high dividend coverage ratios and ongoing dividend increases. The advisor continues to look for temporary weakness as opportunities to make additional investments across all sectors although it remains cautious on hotels. While many REITs trade close to their 52-week highs, the advisor is optimistic that the stocks could see additional upside if the economy improves late this year and into next.

                                    [CHART]

             Comparison of Change In Value of $10,000 Investment In
                 M.S.D.&T. Diversified Real Estate Fund and the
                     Wilshire Real Estate Securities Index/1/

Average Annual Total Return
    as of May 31, 2002
--------------------------
                   Since
1 Year  3 Year   Inception
                  (8/1/97)
--------------------------
19.55%  12.98%     8.41%
--------------------------

         M.S.D.&T. Diversified   Wilshire Real Estate
           Real Estate Fund        Securities Index
         ---------------------   --------------------
Jul-97        $10,000.00             $10,000.00
Aug-97          9,970.00               9,926.00
Sep-97         10,800.00              10,904.70
Oct-97         10,467.98              10,441.25
Nov-97         10,638.93              10,651.12
Dec-97         10,841.96              10,888.64
Jan-98         10,627.77              10,735.11
Feb-98         10,525.78              10,597.70
Mar-98         10,688.97              10,806.48
Apr-98         10,472.56              10,466.07
May-98         10,431.37              10,365.60
Jun-98         10,400.48              10,310.66
Jul-98          9,826.68               9,593.04
Aug-98          8,973.99               8,596.32
Sep-98          9,431.53               9,077.72
Oct-98          9,181.55               8,953.35
Nov-98          9,318.74               9,121.68
Dec-98          9,371.10               8,991.24
Jan-99          9,189.24               8,796.13
Feb-99          9,018.08               8,726.64
Mar-99          8,975.29               8,679.51
Apr-99          9,970.71               9,604.75
May-99         10,244.03               9,767.07
Jun-99         10,145.64               9,601.03
Jul-99          9,825.32               9,233.31
Aug-99          9,681.64               9,094.81
Sep-99          9,416.39               8,685.54
Oct-99          9,248.82               8,523.99
Nov-99          9,113.80               8,390.17
Dec-99          9,506.06               8,705.64
Jan-00          9,494.67               8,741.33
Feb-00          9,335.29               8,574.37
Mar-00          9,665.44               8,949.93
Apr-00         10,233.45               9,588.06
May-00         10,407.09               9,703.11
Jun-00         10,731.23              10,030.11
Jul-00         11,655.24              10,930.81
Aug-00         11,232.69              10,537.30
Sep-00         11,737.40              10,879.77
Oct-00         11,202.89              10,407.58
Nov-00         11,345.75              10,641.75
Dec-00         12,050.55              11,381.36
Jan-01         11,966.03              11,495.17
Feb-01         11,772.83              11,256.07
Mar-01         11,881.50              11,265.07
Apr-01         12,101.42              11,533.18
May-01         12,358.64              11,856.00
Jun-01         13,032.30              12,492.66
Jul-01         12,817.34              12,242.81
Aug-01         13,264.45              12,670.09
Sep-01         13,016.06              11,918.75
Oct-01         12,638.20              11,472.99
Nov-01         13,255.62              12,216.44
Dec-01         13,546.16              12,570.71
Jan-02         13,507.83              12,624.77
Feb-02         13,725.08              12,913.88
Mar-02         14,568.52              13,708.08
Apr-02         14,619.83              13,790.33
May-02         14,774.80              13,929.61

Past performance is not predictive of future performance.

The Wilshire Real Estate Securities Index is an unmanaged index generally representative of the U.S. REIT market. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                   The M.S.D.&T. Limited Maturity Bond Fund

Short-term rates dropped over 2.00% during the twelve months ended May 31, 2002 as a result of aggressive Federal Reserve easing of monetary policy. Within the short coupon curve, two-year Treasury notes fell almost 1.00% while the five- and ten-year notes moved down a more modest 0.30% to 0.50%. The yield curve remained steeply positive between short-term and longer-term interest rates.

The Federal Reserve's actions were in response to weakness in the domestic economy and the terrorist attacks of September 11th. The economy had entered a somewhat mild recession in the first half of the fiscal year that was exacerbated by the events of last September. However, by the end of the fiscal year, it appeared that the economic recovery was solidly underway with increasing industrial production and steady consumption expenditures.

In this environment, total returns along the Treasury curve ranged from 2.8% in the 3-month Treasury bill area to 7.7% in the five-year Treasury note. The Limited Maturity Bond Fund had a 4.43% total return over the period. By comparison, the Lehman Mutual Fund 1-5 Year Government/Credit Index returned 7.19%. /1/ The Fund's performance in this positive market was held back relative to the benchmark index by its positioning on the yield curve and spread widening on select issues. In particular, exposure to Enron and Nortel Networks hindered performance as both companies' securities prices declined rapidly in the period. Both issues were eliminated from the Fund during the year as their respective businesses' prospects waned.

During the year, the Fund increased holdings of mortgage-backed securities as well as cash reserves. Treasuries, agencies and asset-backed securities were decreased. The Fund's average maturity was decreased from 3.0 to 2.2 years over the period. /2/ Due to the current stimulative nature of both monetary and fiscal policy, the advisor is forecasting improving economic growth in the time period ahead. The Fund has become more defensively postured as the advisor anticipates a rising interest rate environment. The advisor expects the central bank to begin taking back the emergency interest rate cuts made after September 11th as the economic recovery gathers steam.

                                    [CHART]

Comparison of Change In Value of $10,000 Investment In
M.S.D.&T. Limited Maturity Bond Fund and the
Lehman Mutual Fund Short 1-5 Year Gov/Credit Bond Index1

      Average Annual Total Return
          as of May 31, 2002
----------------------------------------
                                Since
                            Interception
1 Year   5 Year   10 Year     (3/14/91)
----------------------------------------
4.43%    6.08%     5.87%        6.18%
----------------------------------------

          M.S.D.&T. Limited   Lehman MF Short 1-5 Year
          Maturity Bond Fund    Gov/Corp Bond Index
          ------------------  ------------------------
Feb-91        $10,000.00            $10,000.00
Mar-91          9,968.13             10,070.00
Apr-91         10,048.56             10,175.74
May-91         10,100.31             10,239.84
Jun-91         10,122.10             10,262.37
Jul-91         10,208.08             10,367.05
Aug-91         10,355.16             10,536.03
Sep-91         10,500.89             10,679.32
Oct-91         10,607.18             10,803.20
Nov-91         10,722.42             10,923.11
Dec-91         10,920.42             11,127.38
Jan-92         10,855.13             11,079.53
Feb-92         10,881.48             11,111.66
Mar-92         10,847.66             11,077.21
Apr-92         10,941.09             11,183.55
May-92         11,078.61             11,322.23
Jun-92         11,203.96             11,469.42
Jul-92         11,384.73             11,647.20
Aug-92         11,480.59             11,761.34
Sep-92         11,608.19             11,900.12
Oct-92         11,497.00             11,782.31
Nov-92         11,452.32             11,744.61
Dec-92         11,582.45             11,876.15
Jan-93         11,746.51             12,063.79
Feb-93         11,861.08             12,208.56
Mar-93         11,901.78             12,253.73
Apr-93         11,974.66             12,349.31
May-93         11,958.00             12,312.26
Jun-93         12,086.20             12,446.46
Jul-93         12,101.51             12,471.36
Aug-93         12,253.91             12,621.01
Sep-93         12,301.86             12,662.66
Oct-93         12,327.86             12,695.58
Nov-93         12,268.01             12,670.19
Dec-93         12,315.83             12,722.14
Jan-94         12,411.23             12,830.28
Feb-94         12,280.01             12,701.98
Mar-94         12,127.77             12,574.96
Apr-94         12,056.42             12,502.02
May-94         12,070.01             12,515.77
Jun-94         12,072.30             12,537.05
Jul-94         12,208.27             12,677.47
Aug-94         12,250.56             12,719.30
Sep-94         12,147.44             12,651.89
Oct-94         12,155.42             12,667.07
Nov-94         12,113.65             12,602.47
Dec-94         12,160.83             12,630.19
Jan-95         12,356.72             12,823.44
Feb-95         12,598.59             13,045.28
Mar-95         12,672.73             13,119.64
Apr-95         12,808.32             13,257.40
May-95         13,172.15             13,564.97
Jun-95         13,245.65             13,645.00
Jul-95         13,232.74             13,677.75
Aug-95         13,360.52             13,774.86
Sep-95         13,461.50             13,853.38
Oct-95         13,603.20             13,986.37
Nov-95         13,769.82             14,134.63
Dec-95         13,913.11             14,257.60
Jan-96         14,004.36             14,388.77
Feb-96         13,816.90             14,290.92
Mar-96         13,724.80             14,246.62
Apr-96         13,643.75             14,235.22
May-96         13,617.41             14,245.19
Jun-96         13,762.78             14,370.55
Jul-96         13,789.74             14,422.28
Aug-96         13,789.30             14,472.76
Sep-96         13,990.62             14,633.41
Oct-96         14,249.31             14,838.27
Nov-96         14,466.89             14,980.72
Dec-96         14,344.33             14,941.77
Jan-97         14,385.27             15,010.50
Feb-97         14,406.73             15,040.52
Mar-97         14,322.72             14,992.39
Apr-97         14,488.73             15,137.82
May-97         14,587.00             15,248.33
Jun-97         14,712.94             15,368.79
Jul-97         14,969.53             15,596.25
Aug-97         14,913.70             15,574.41
Sep-97         15,056.25             15,719.25
Oct-97         15,201.37             15,860.73
Nov-97         15,243.90             15,890.86
Dec-97         15,369.86             16,006.87
Jan-98         15,547.13             16,192.55
Feb-98         15,542.72             16,192.55
Mar-98         15,603.25             16,249.22
Apr-98         15,675.88             16,328.84
May-98         15,775.53             16,428.45
Jun-98         15,848.99             16,520.45
Jul-98         15,909.31             16,589.83
Aug-98         16,106.75             16,822.09
Sep-98         16,349.15             17,136.66
Oct-98         16,379.12             17,184.64
Nov-98         16,391.87             17,170.90
Dec-98         16,462.39             17,229.28
Jan-99         16,524.08             17,315.42
Feb-99         16,406.94             17,168.24
Mar-99         16,515.91             17,297.01
Apr-99         16,542.13             17,354.09
May-99         16,505.19             17,284.67
Jun-99         16,515.75             17,333.07
Jul-99         16,545.04             17,350.40
Aug-99         16,574.90             17,388.57
Sep-99         16,700.84             17,527.68
Oct-99         16,748.15             17,575.00
Nov-99         16,791.98             17,604.88
Dec-99         16,780.69             17,590.80
Jan-00         16,761.23             17,555.62
Feb-00         16,889.06             17,689.04
Mar-00         17,021.82             17,819.94
Apr-00         17,019.00             17,823.50
May-00         17,069.66             17,876.97
Jun-00         17,289.51             18,123.67
Jul-00         17,393.51             18,252.35
Aug-00         17,566.41             18,425.75
Sep-00         17,703.53             18,597.11
Oct-00         17,774.52             18,677.08
Nov-00         17,982.77             18,880.66
Dec-00         18,264.24             19,160.09
Jan-01         18,458.92             19,451.32
Feb-01         18,593.19             19,610.82
Mar-01         18,698.55             19,771.63
Apr-01         18,694.01             19,795.36
May-01         18,762.56             19,912.15
Jun-01         18,807.79             19,985.83
Jul-01         19,070.57             20,309.60
Aug-01         19,206.63             20,474.10
Sep-01         19,394.46             20,809.88
Oct-01         19,470.71             21,065.84
Nov-01         19,251.11             20,937.34
Dec-01         19,216.05             20,891.28
Jan-02         19,322.77             20,968.58
Feb-02         19,406.46             21,096.48
Mar-02         19,307.06             20,883.41
Apr-02         19,507.17             21,177.87
May-02         19,593.00             21,345.17

Past performance is not predictive of future performance.

The Lehman Mutual Fund Short 1-5 Year Government/Credit Bond Index is an unmanaged index generally representative of the performance of government and corporate bonds with remaining maturities of between 1 and 5 years. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                     The M.S.D.&T. Total Return Bond Fund

Over the past twelve months, Treasury bond yields have been driven by both changes in the economic outlook and price movements in equities. In the initial stages of the fiscal year when the economy entered recession and stock prices fell, bond prices rose. Fixed income yields bottomed in the aftermath of the tragic events of September 11th as investors sought a "flight-to-quality" refuge. As confidence recovered and stock prices climbed during the fall, interest rates also rose. More recently, with equities having again come under pressure, bond yields continue to grind lower.

For the fiscal year ended May 31, 2002, the Total Return Bond Fund experienced a total return of 6.34%, trailing its benchmark the Lehman Aggregate Bond Index, which produced a total return of 8.10%. /1/ During this period, the Fund's investment theme was based on an economic recovery. This strategy incorporated a relative effective duration lower than the unmanaged Index, a yield curve posture emphasizing a "barbelled" approach (overweight at both ends of the yield curve and less investments in the intermediate sector of the curve) and overweight positions in mortgages and corporate issues as compared to the Index. Security selection also played a part as investments in high yield and telecommunications related debt contributed to the relative underperformance.

It is anticipated that the Federal Reserve will likely begin to normalize short-term interest rates as the economic expansion gains traction. As the federal funds rate is lifted, yields should increase along the curve, with intermediate maturities likely to experience the most rapid rise. In addition, an improving economic environment should also prove to be beneficial to corporate bonds, including high yield investments.

                                    [CHART]

             Comparison of Change In Value of $10,000 Investment In
                    M.S.D.&T. Total Return Bond Fund and the
                          Lehman Aggregate Bond Index/1/

Average Annual Total Return
    as of May 31, 2002
---------------------------
                    Since
1 Year   3 Year   Inception
                   (3/1/98)
---------------------------
6.34%    6.51%      6.05%
---------------------------

            M.S.D.&T. Total  Lehman Aggregate
           Return Bond Fund     Bond Index
           ----------------  ----------------
Feb-98        $10,000.00        $10,000.00
Mar-98         10,040.05         10,034.00
Apr-98         10,088.80         10,086.18
May-98         10,169.40         10,182.00
Jun-98         10,239.70         10,268.54
Jul-98         10,280.65         10,290.11
Aug-98         10,383.00         10,457.84
Sep-98         10,587.44         10,702.55
Oct-98         10,576.09         10,645.82
Nov-98         10,646.92         10,706.51
Dec-98         10,687.23         10,738.63
Jan-99         10,758.84         10,814.87
Feb-99         10,606.50         10,625.61
Mar-99         10,669.85         10,684.05
Apr-99         10,711.37         10,718.24
May-99         10,624.55         10,623.92
Jun-99         10,590.69         10,589.92
Jul-99         10,557.22         10,545.44
Aug-99         10,546.37         10,540.17
Sep-99         10,677.13         10,662.44
Oct-99         10,699.05         10,701.89
Nov-99         10,709.47         10,700.82
Dec-99         10,674.92         10,649.45
Jan-00         10,641.96         10,614.31
Feb-00         10,788.14         10,742.74
Mar-00         10,926.12         10,884.55
Apr-00         10,904.67         10,852.98
May-00         10,895.70         10,847.56
Jun-00         11,104.99         11,073.19
Jul-00         11,176.80         11,173.95
Aug-00         11,330.84         11,335.97
Sep-00         11,391.15         11,407.39
Oct-00         11,441.04         11,482.68
Nov-00         11,586.26         11,671.00
Dec-00         11,792.07         11,888.08
Jan-01         11,975.18         12,081.85
Feb-01         12,035.16         12,186.96
Mar-01         12,073.45         12,247.90
Apr-01         12,000.20         12,196.46
May-01         12,073.36         12,269.64
Jun-01         12,082.95         12,316.26
Jul-01         12,317.24         12,592.15
Aug-01         12,416.55         12,736.96
Sep-01         12,450.20         12,884.70
Oct-01         12,672.95         13,153.99
Nov-01         12,618.12         12,972.47
Dec-01         12,548.29         12,889.45
Jan-02         12,669.72         12,993.85
Feb-02         12,711.28         13,119.89
Mar-02         12,573.21         12,902.10
Apr-02         12,756.87         13,152.40
May-02         12,838.51         13,264.20\

Past performance is not predictive of future performance.

The Lehman Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Credit Bond Index and two Lehman Brothers asset-backed securities indices. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                The M.S.D.&T. Maryland Tax-Exempt Bond Fund /5/

Issuers of municipal bonds in Maryland are reaping the benefits of far-sighted planning and increased investor demand. While last year's recession clearly hurt issuers' balance sheets, in particular state and local governments, a balanced economy in the state allowed Maryland to avoid the worst. Together with prudent fiscal planning, the finances of most issuers in the state remain relatively strong. The result has been only a slight increase in the dollar amount of new deals underwritten in 2002. When combined with investors moving out of equities and into other products, including municipal bonds, the result has been credit spreads remaining near historically narrow levels and a shortage of bonds at the retail level. Looking forward, as the economy slowly starts to grow, credit quality should remain solid while demand should continue to increase, as the advisor believes that the cloud over the stock markets will remain for quite some time.

The effective duration of the Maryland Tax-Exempt Bond Fund had been lengthened slightly as it became apparent that the economic recovery was not accelerating as fast as the market expected. /2/ Markets remain volatile as uncertainty over both the economy and terrorism has all markets moving in fits and starts. The advisor believes that interest rates will move higher only when both the threat of terrorism has diminished and the economy has shown consistently solid growth over a few quarters. The advisor will look for signals that both are occurring and at that point may shorten the effective duration of the Fund's portfolio in anticipation of higher interest rates.

                                    [CHART]

             Comparison of Change In Value of $10,000 Investment In
                M.S.D.&T. Maryland Tax-Exempt Bond Fund and the
                     Lehman Maryland Municipal Bond Index/1/

Average Annual Total Return
    as of May 31, 2002
--------------------------
                   Since
1 Year  5 Year   Inception
                  (6/2/92)
--------------------------
5.55%   5.64%      5.66%
--------------------------

           M.S.D.&T. Maryland     Lehman Maryland
          Tax-Exempt Bond Fund  Municipal Bond Index
          --------------------  --------------------
May-92        $10,000.00            $10,000.00
Jun-92         10,104.09             10,168.00
Jul-92         10,446.12             10,473.04
Aug-92         10,278.82             10,371.36
Sep-92         10,342.03             10,438.47
Oct-92         10,132.14             10,336.79
Nov-92         10,388.53             10,521.85
Dec-92         10,504.42             10,628.61
Jan-93         10,640.95             10,752.66
Feb-93         11,043.33             11,141.08
Mar-93         10,900.35             11,023.13
Apr-93         11,003.65             11,134.98
May-93         11,055.77             11,197.00
Jun-93         11,275.72             11,384.09
Jul-93         11,279.36             11,394.34
Aug-93         11,547.10             11,606.27
Sep-93         11,686.67             11,750.19
Oct-93         11,700.73             11,781.92
Nov-93         11,584.51             11,685.30
Dec-93         11,823.32             11,910.83
Jan-94         11,966.60             12,047.81
Feb-94         11,640.16             11,721.31
Mar-94         11,155.23             11,326.30
Apr-94         11,198.05             11,407.85
May-94         11,275.82             11,479.72
Jun-94         11,187.98             11,405.10
Jul-94         11,377.11             11,595.57
Aug-94         11,400.60             11,646.59
Sep-94         11,211.53             11,503.34
Oct-94         11,045.20             11,364.14
Nov-94         10,797.62             11,143.68
Dec-94         10,990.17             11,340.92
Jan-95         11,262.72             11,614.24
Feb-95         11,532.07             11,915.05
Mar-95         11,658.85             12,110.46
Apr-95         11,670.77             12,117.72
May-95         12,006.18             12,476.41
Jun-95         11,868.06             12,399.05
Jul-95         11,974.58             12,551.56
Aug-95         12,104.62             12,714.73
Sep-95         12,186.85             12,784.66
Oct-95         12,329.79             12,911.23
Nov-95         12,506.94             13,098.44
Dec-95         12,591.95             13,207.16
Jan-96         12,678.30             13,336.59
Feb-96         12,594.09             13,257.90
Mar-96         12,417.00             13,102.79
Apr-96         12,356.89             13,064.79
May-96         12,346.59             13,042.58
Jun-96         12,455.70             13,153.44
Jul-96         12,554.83             13,283.66
Aug-96         12,520.11             13,281.00
Sep-96         12,679.96             13,429.75
Oct-96         12,818.88             13,572.11
Nov-96         13,055.20             13,817.76
Dec-96         12,984.31             13,762.49
Jan-97         13,000.31             13,813.41
Feb-97         13,098.44             13,923.92
Mar-97         12,914.18             13,738.73
Apr-97         13,017.47             13,834.90
May-97         13,186.44             14,006.45
Jun-97         13,341.42             14,174.53
Jul-97         13,765.91             14,516.14
Aug-97         13,602.39             14,402.91
Sep-97         13,731.35             14,565.66
Oct-97         13,810.35             14,651.60
Nov-97         13,887.63             14,727.79
Dec-97         14,096.59             14,908.94
Jan-98         14,227.47             15,064.00
Feb-98         14,209.64             15,065.50
Mar-98         14,209.51             15,076.05
Apr-98         14,167.23             15,009.71
May-98         14,377.40             15,224.35
Jun-98         14,414.16             15,277.64
Jul-98         14,438.85             15,312.78
Aug-98         14,637.39             15,542.47
Sep-98         14,795.00             15,719.65
Oct-98         14,806.37             15,738.52
Nov-98         14,855.76             15,773.14
Dec-98         14,880.32             15,826.77
Jan-99         15,041.20             16,004.03
Feb-99         14,964.99             15,932.01
Mar-99         14,975.60             15,941.57
Apr-99         15,011.79             15,989.39
May-99         14,925.66             15,903.05
Jun-99         14,713.43             15,701.08
Jul-99         14,751.06             15,765.46
Aug-99         14,649.10             15,680.32
Sep-99         14,644.14             15,702.28
Oct-99         14,514.25             15,586.08
Nov-99         14,651.32             15,723.24
Dec-99         14,564.38             15,646.19
Jan-00         14,505.69             15,574.22
Feb-00         14,643.40             15,698.81
Mar-00         14,929.10             15,973.54
Apr-00         14,883.46             15,912.84
May-00         14,795.44             15,826.91
Jun-00         15,110.12             16,200.43
Jul-00         15,312.54             16,389.97
Aug-00         15,516.17             16,596.49
Sep-00         15,397.22             16,536.74
Oct-00         15,587.73             16,712.03
Nov-00         15,718.16             16,822.33
Dec-00         16,117.00             17,180.65
Jan-01         16,280.34             17,388.53
Feb-01         16,304.89             17,458.09
Mar-01         16,454.01             17,602.99
Apr-01         16,256.92             17,470.97
May-01         16,436.96             17,633.45
Jun-01         16,523.75             17,739.25
Jul-01         16,732.76             17,966.31
Aug-01         16,971.90             18,205.26
Sep-01         16,935.96             18,207.08
Oct-01         17,130.86             18,401.90
Nov-01         16,925.67             18,247.32
Dec-01         16,783.32             18,121.41
Jan-02         17,073.10             18,414.98
Feb-02         17,265.47             18,619.39
Mar-02         16,903.98             18,286.10
Apr-02         17,242.50             18,628.05
May-02         17,349.40             18,741.68

Past performance is not predictive of future performance.

The Lehman Maryland Municipal Bond Index is an unmanaged index that tracks the performance of Maryland municipal bonds. The Lehman Maryland Municipal Bond Index inception date is July 31, 1993. Therefore, the performance figures for the Lehman Municipal Bond Index, an unmanaged index generally representative of the total return of outstanding municipal bonds, are used in the graph for the period June 30, 1992 to June 30, 1993.

The Fund's portfolio may differ significantly from the securities held in the Indices. The Indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

              The M.S.D.&T. Intermediate Tax-Exempt Bond Fund /5/

Municipal yields on the short and intermediate portion of the yield curve have changed very little since the fourth quarter of 2001. Although it appears the economy has bottomed, the direction of the recovery remains uncertain. Depleted inventories are being restocked, but final demand is tepid. Housing and consumer spending continue to stay vibrant, but companies attempting to restructure have put capital spending on hold. A result of the restructuring has been rising unemployment. These mixed economic signals, when combined with the political uncertainty and threat of terrorism worldwide, have resulted in much uncertainty and volatility in the markets.

Demand for tax-exempt bonds has been strong over the past six months, as investors have adjusted their portfolios, reducing equity allocations as those markets continue to head lower. Issuance has occurred at a record pace in 2002, as governments and other tax-exempt entities have looked towards the municipal bond market to make up for shortfalls in expected taxes and other revenues. While creditworthiness has slipped a notch or two, most issuers remain in a better financial position than in the last recession 10 years ago.

The advisor used short-term selloffs in the bond market to add to duration late in the fourth quarter of 2001 and first quarter of 2002. Given the uncertainty as to the strength of this recovery and with terroristic turmoil a lingering threat, the advisor believes that markets should remain volatile. The advisor will utilize those opportunities to add relative value and may shorten the effective duration of the Intermediate Tax-Exempt Bond Fund only when it appears the economy is ready to consistently grow and the veil of terrorism is lifted.

                                    [CHART]

             Comparison of Change In Value of $10,000 Investment In
              M.S.D.&T. Intermediate Tax-Exempt Bond Fund and the
                     Lehman 1-8 Year Municipal Bond Index/1/

Average Annual Total Return
    as of May 31, 2002
--------------------------
                   Since
1 Year  3 Year   Inception
                  (3/1/98)
--------------------------
4.89%   4.57%      4.56%
--------------------------

         M.S.D.&T. Intermediate     Lehman 1-8 Year
          Tax-Exempt Bond Fund    Municipal Bond Index
         ----------------------   --------------------
Feb-98         $10,000.00              $10,000.00
Mar-98          10,042.63               10,011.00
Apr-98          10,034.21               9,978.96
May-98          10,107.40               10,090.73
Jun-98          10,129.70               10,124.03
Jul-98          10,163.40               10,159.46
Aug-98          10,298.87               10,276.30
Sep-98          10,413.22               10,368.78
Oct-98          10,426.90               10,404.04
Nov-98          10,438.93               10,429.01
Dec-98          10,481.86               10,457.17
Jan-99          10,588.29               10,566.97
Feb-99          10,555.78               10,557.46
Mar-99          10,568.33               10,563.79
Apr-99          10,600.52               10,593.37
May-99          10,570.30               10,565.83
Jun-99          10,443.76               10,471.79
Jul-99          10,497.93               10,529.38
Aug-99          10,509.16               10,531.49
Sep-99          10,541.67               10,569.40
Oct-99          10,542.75               10,556.72
Nov-99          10,586.32               10,611.62
Dec-99          10,570.50               10,588.27
Jan-00          10,572.86               10,594.62
Feb-00          10,605.90               10,630.64
Mar-00          10,674.70               10,716.75
Apr-00          10,655.57               10,706.04
May-00          10,637.70               10,706.04
Jun-00          10,774.02               10,871.98
Jul-00          10,857.02               10,974.18
Aug-00          10,951.30               11,076.24
Sep-00          10,933.16               11,068.48
Oct-00          10,994.47               11,140.43
Nov-00          11,031.99               11,187.22
Dec-00          11,206.36               11,340.48
Jan-01          11,370.40               11,516.26
Feb-01          11,394.59               11,547.35
Mar-01          11,468.19               11,630.49
Apr-01          11,414.70               11,587.46
May-01          11,522.90               11,698.70
Jun-01          11,560.70               11,753.69
Jul-01          11,657.00               11,861.82
Aug-01          11,763.69               11,999.42
Sep-01          11,811.36               12,036.61
Oct-01          11,895.84               12,126.89
Nov-01          11,838.76               12,056.55
Dec-01          11,806.17               12,016.77
Jan-02          11,938.50               12,192.21
Feb-02          12,032.22               12,306.82
Mar-02          11,833.83               12,093.91
Apr-02          12,025.14               12,317.65
May-02          12,086.47               12,389.09

Past performance is not predictive of future performance.

The Lehman 1-8 Year Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 1-8 years. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                The M.S.D.&T. National Tax-Exempt Bond Fund /5/

Since November 2001, the tax-exempt yield curve has steepened slightly, with short-term rates a touch lower and long-term yields about 0.10-0.15% higher. In the interim, there has been a great deal of volatility, caused by indecision over the strength of the ongoing economic recovery. The housing market and consumer spending have remained resilient, while capital spending has dried up, profits continue to disappoint and the labor market remains weak. Fiscal spending and a Federal Funds rate at 1.75% should theoretically get the economy moving again, but a glut of capacity, the result of excessive investment in the 1990s, remains a hindrance to a quick recovery. Despite higher oil prices, inflation continues to be a nonstarter.

Tax-exempt bond issuance hit record levels in the first half of 2002, the result of a decline in taxes and other revenues due to the poor economy. Nonetheless, demand for municipal bonds strengthened as investors shifted assets out of equities and into less volatile tax-exempt securities. Credit worthiness has slipped a notch, although most issuers remain in much better financial shape than at the same point in the economic cycle in the early 1990s.

The National Tax-Exempt Bond Fund has lengthened its duration since the beginning of the fiscal year to take advantage of a market that was overconfident in a quick economic rebound. With the economy still in a very fragile state of recovery and continued threats of war and terrorism looming on the horizon, the advisor believes that the market will remain volatile. The Federal Reserve should keep the Federal Funds rate at 1.75% until capital spending resumes and employment gains reach 200,000 per month. The advisor plans to be opportunistic in taking advantage of sharp market moves resulting from these uncertain and tumultuous times, and plans to keep duration long until the economy firms up and world events become more settled.
                                    [CHART]

             Comparison of Change In Value of $10,000 Investment In
                M.S.D.&T. National Tax-Exempt Bond Fund and the
                      Lehman 10-Year Municipal Bond Index/1/

Average Annual Total Return
    as of May 31, 2002
--------------------------
                   Since
1 Year  3 Year   Inception
                  (3/1/98)
--------------------------
5.81%   5.19%      5.10%
--------------------------

            National Tax        Lehman 10-Year
          Exempt Bond Fund   Municipal Bond Index
          ----------------   --------------------
Feb-98      $10,000.00            $10,000.00
Mar-98       10,068.82              9,993.00
Apr-98       10,025.32              9,938.04
May-98       10,164.17             10,106.99
Jun-98       10,201.55             10,144.38
Jul-98       10,219.87             10,160.61
Aug-98       10,370.69             10,337.41
Sep-98       10,500.07             10,491.43
Oct-98       10,497.53             10,495.63
Nov-98       10,534.63             10,535.51
Dec-98       10,573.10             10,568.17
Jan-99       10,706.81             10,729.87
Feb-99       10,646.51             10,633.30
Mar-99       10,654.15             10,627.98
Apr-99       10,670.90             10,656.68
May-99       10,614.57             10,582.08
Jun-99       10,450.24             10,385.25
Jul-99       10,490.37             10,454.84
Aug-99       10,443.91             10,416.15
Sep-99       10,450.67             10,451.57
Oct-99       10,382.46             10,378.41
Nov-99       10,477.17             10,491.53
Dec-99       10,423.63             10,436.97
Jan-00       10,399.71             10,394.18
Feb-00       10,484.09             10,476.30
Mar-00       10,694.44             10,679.54
Apr-00       10,636.11             10,626.14
May-00       10,556.53             10,563.45
Jun-00       10,812.95             10,850.77
Jul-00       10,936.58             11,000.51
Aug-00       11,117.32             11,171.02
Sep-00       11,012.68             11,119.63
Oct-00       11,125.38             11,233.05
Nov-00       11,202.30             11,293.71
Dec-00       11,499.69             11,559.11
Jan-01       11,612.70             11,708.23
Feb-01       11,629.20             11,728.13
Mar-01       11,731.09             11,827.82
Apr-01       11,562.62             11,682.34
May-01       11,675.07             11,809.67
Jun-01       11,738.65             11,879.35
Jul-01       11,873.76             12,042.10
Aug-01       12,055.81             12,248.02
Sep-01       12,047.36             12,230.87
Oct-01       12,183.25             12,382.53
Nov-01       12,053.85             12,222.80
Dec-01       11,955.44             12,093.24
Jan-02       12,155.58             12,321.80
Feb-02       12,303.18             12,498.00
Mar-02       12,021.77             12,240.54
Apr-02       12,286.72             12,524.52
May-02       12,353.06             12,583.39

Past Performance is not predicative of future performance.
The Lehman 10-Year Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds with maturities of 10 years. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/1/Total return and principal value of investments will fluctuate with market changes and shares, when redeemed, may be worth more or less than their original cost. Figures for the period indicated reflect fee waivers in effect, reinvestment of dividends, distributions, and capital gains as well as changes in share price. Fee waivers may result in higher total returns than would occur if full fees were charged. Performance figures for the periods shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not a guarantee of future results.

                                                      Annualized    Annualized
                                       Total Return  Total Return  Total Return  Average Annual
                                       for the one  for five years for ten years  Total Return
                                        year ended      ended          ended     since inception
                             Inception   June 30,      June 30,      June 30,      to June 30,
                               Date        2002          2002          2002           2002
                             --------- ------------ -------------- ------------- ---------------
Growth & Income Fund........  2/28/91    -11.20%        5.14%         10.77%          10.84%
Equity Income Fund..........   3/1/98    -10.63%          N/A            N/A         - 1.58%
Equity Growth Fund..........   3/1/98    -33.37%          N/A            N/A         - 6.39%
Capital Opportunities Fund..   7/5/00    -22.86%          N/A            N/A         -16.97%
International Equity Fund...   7/2/93      3.45%        2.07%            N/A           6.37%
Diversified Real Estate Fund   8/1/97     16.85%          N/A            N/A           8.93%
Limited Maturity Bond Fund..  3/14/91      4.72%        6.01%          5.80%           6.18%
Total Return Bond Fund......   3/1/98      6.37%          N/A            N/A           5.96%
Maryland Tax-Exempt Bond
  Fund......................   6/2/92      6.29%        5.65%            N/A           5.75%
Intermediate Tax-Exempt Bond
  Fund......................   3/1/98      5.49%          N/A            N/A           4.68%
National Tax-Exempt Bond
  Fund......................   3/1/98      6.42%          N/A            N/A           5.27%

/2/Portfolio composition is subject to change.

/3/The Capital Opportunities Fund could fluctuate in price more than most funds, due to the volatile nature of both the technology sector and stocks of smaller companies. In addition, the Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund's returns consequently may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investments in IPOs on its total returns may not be as significant.

/4/International investing is subject to certain risks, such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

/5/The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National
   Tax-Exempt Bond Funds' income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                            Statement of Net Assets
                                 May 31, 2002



                                Par
                               (000)         Value
                               -----         -----
AGENCY OBLIGATIONS -- 19.9%
Federal Farm Credit Bank -- 1.5%
Note
  2.81%, 04/04/03.........      $10,000  $  10,000,000
                                         -------------
Federal Home Loan Bank -- 9.1%
Floating Rate Notes**
  1.97%, 06/04/02.........       25,000     25,000,000
  1.98%, 06/04/02.........        9,000      9,000,000
Notes
  2.405%, 03/06/03........       10,000     10,000,000
  2.55%, 04/25/03.........        5,000      5,000,000
  2.555%, 06/20/03........       10,000     10,000,000
                                         -------------
                                            59,000,000
                                         -------------
Federal Home Loan Mortgage Corp. -- 1.5%
Step Note
  2.30%, 05/15/03..........      10,000     10,000,000
                                         -------------
Federal National Mortgage Association -- 3.9%
Floating Rate Note**
  2.06%, 06/04/02..........      25,000     25,000,000
                                         -------------
Student Loan Marketing Association -- 3.6%
Floating Rate Notes**
  1.80%, 06/04/02..........      10,000     10,000,000
  1.79%, 06/04/02..........      15,000     15,000,000
                                         -------------
                                            25,000,000
                                         -------------
  TOTAL AGENCY OBLIGATIONS
   (Cost $129,000,000).....                129,000,000
                                         -------------
CERTIFICATES OF DEPOSIT -- 3.9%
Candian Imperial Bank of
 Commerce
  1.84%, 06/26/02..........      10,000     10,000,000
Toronto Dominion Bank
  3.53%, 06/10/02..........       5,000      5,000,000
  1.93%, 06/24/02..........      10,000     10,000,000
                                         -------------
  TOTAL CERTIFICATES OF DEPOSIT
   (Cost $25,000,000)......                 25,000,000
                                         -------------
COMMERCIAL PAPER -- 25.4%
Banks -- 6.9%
Abbey National Bank
  1.81%, 07/10/02..........      15,000     14,970,588
Halifax PLC
  1.83%, 07/02/02..........      15,000     14,976,363

                                   Par
                                  (000)        Value
                                  -----        -----
COMMERCIAL PAPER -- Continued
Banks -- Continued
Westdeutche Landesbank
 Girozentrale
  2.20%, 01/08/03.............     $15,000 $  14,797,417
                                           -------------
                                              44,744,368
                                           -------------
Broker/Dealers -- 7.7%
Dexia Del., LLC
  1.77%, 06/20/02.............      20,000    19,981,317
UBS Finance
  1.81%, 06/03/02.............      30,000    29,996,983
                                           -------------
                                              49,978,300
                                           -------------
Financial Services -- 4.6%
Goldman Sachs
  1.93%, 07/02/02.............      10,000     9,983,811
Morgan Stanley Dean Witter
  1.79%, 06/27/02.............      20,000    19,974,144
                                           -------------
                                              29,957,955
                                           -------------
Petroleum -- 3.9%
Chevron Corp.***
  1.83%, 06/06/02.............      10,000     9,997,458
  1.94%, 08/06/02.............      15,000    14,946,650
                                           -------------
                                              24,944,108
                                           -------------
Utilities -- Electric -- 2.3%
General Electric Capital Corp.
  1.80%, 07/31/02.............      15,000    14,955,000
                                           -------------
  TOTAL COMMERCIAL PAPER
   (Cost $164,579,731)........               164,579,731
                                           -------------
CORPORATE BONDS -- 5.6%
Banking -- 0.2%
Associates Corp. N.A.
  6.50%, 07/15/02.............       1,074     1,077,217
                                           -------------
Broker/Dealers -- 3.1%
Merrill Lynch
  7.07%, 08/26/02.............      10,000    10,078,231
  2.40%, 11/20/02.............       5,000     5,000,000
  6.00%, 02/12/03.............       5,000     5,120,291
                                           -------------
                                              20,198,522
                                           -------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                   Par
                                  (000)           Value
                                  -----           -----
CORPORATE BONDS -- Continued
Finance -- 0.8%
AVCO Financial Services
  6.00%, 08/15/02.............     $ 5,000    $   5,020,198
                                              -------------
Restaurant -- 1.5%
McDonald's
  6.00%, 06/23/02.............      10,000       10,024,637
                                              -------------
  TOTAL CORPORATE BONDS
   (Cost $36,320,574).........                   36,320,574
                                              -------------
ASSET-BACKED SECURITIES -- 22.3%
Finance -- 22.3%
Amsterdam Funding Corp.***
  1.77%, 06/24/02.............       7,000        6,992,084
  1.79%, 07/23/02.............      18,000       17,953,460
Delaware Funding***
  1.80%, 07/15/02.............      15,000       14,967,000
Edison Asset Securitization***
  1.78%, 07/09/02.............      15,000       14,971,817
Fairway Finance FRN
  1.83%, 07/01/02.............      15,000       15,000,000
Fountain Square***
  1.79%, 06/14/02.............       7,157        7,152,374
Kitty Hawk Funding***
  1.79%, 06/20/02.............      15,000       14,985,829
Steamboat Funding***
  1.80%, 06/10/02.............      12,000       11,994,600
  1.80%, 06/19/02.............      15,000       14,986,500
Windmill Funding Corp.***
  1.81%, 06/17/02.............       8,000        7,993,564
  1.77%, 06/19/02.............      17,000       16,984,955
                                              -------------
  TOTAL ASSET-BACKED SECURITIES
   (Cost $143,982,183)........                  143,982,183
                                              -------------
REPURCHASE AGREEMENTS -- 17.3%
Banc of America Securities, LLC
(Agreement dated 5/31/02 to be
 repurchased at $18,002,595
 collateralized by $11,800,000
 (Value $18,474,080) U.S.
 Treasury Notes, 11.25%, due
 2/15/15)
 1.73%, 06/03/02..............      18,000       18,000,000

                                   Par
                                  (000)           Value
                                  -----           -----
Goldman Sachs Group, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $18,002,655
 collateralized by $13,570,000
 (Value $18,403,483) U.S.
 Treasury Notes, 13.875%, due
 5/15/11)
 1.77%, 06/03/02..............     $18,000    $  18,000,000
J.P. Morgan Securities, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $24,003,500
 collateralized by $24,449,000
 (Value $24,468,101) U.S.
 Treasury Notes, 3.25%, due
 5/31/04)
 1.75%, 06/03/02..............      24,000       24,000,000
Morgan Stanley Securities, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $18,002,610
 collateralized by $14,570,000
 (Value $18,431,644) U.S.
 Treasury Notes, 8.0%, due
 11/15/21)
 1.74%, 06/03/02..............      18,000       18,000,000
State Street Bank & Trust Co.
(Agreement dated 5/31/02 to be
 repurchased at $18,002,610
 collateralized by $14,220,000
 (Value $18,287,873) U.S.
 Treasury Notes, 8.125% due
 8/15/19)
 1.74%, 06/03/02..............      18,000       18,000,000
Wachovia Securities, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $16,002,333
 collateralized by $13,934,000
 (Value $16,542,680) U.S.
 Treasury Notes, 4.25%, due
 1/15/10)
 1.75%, 06/03/02..............      16,000       16,000,000
                                              -------------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $112,000,000)........                  112,000,000
                                              -------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002


                                 Number of
                                  Shares        Value
                                 ---------      -----
INVESTMENT COMPANIES -- 7.1%
Goldman Sachs Financial Square
 Prime Obligations Fund......... 14,069,618 $  14,069,618
Merrill Lynch Premier
 Institutional Fund............. 26,000,000    26,000,000
Provident Institutional Funds --
 TempFund.......................  5,781,482     5,781,482
                                            -------------
  TOTAL INVESTMENT COMPANIES
   (Cost $45,851,100)...........               45,851,100
                                            -------------
TOTAL INVESTMENTS IN SECURITIES -- 101.5%
  (Cost $656,733,588*)...................     656,733,588
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (1.5)%..........................   (9,672,873)
                                            -------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on     $647,060,715
 647,124,575 shares outstanding)...........  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                         $1.00
 ($647,060,715 / 647,124,575)..............         =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of May 31, 2002.
*** Security was purchased pursuant to Section 4(2) of the Securities Act of 1933 and may be resold only to qualified buyers.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         GOVERNMENT MONEY MARKET FUND
                            Statement of Net Assets
                                 May 31, 2002


                                 Par
                                (000)         Value
                                 -----        -----
AGENCY OBLIGATIONS -- 72.6%
Federal Farm Credit Bureau -- 17.4%
Notes
  1.80%, 06/03/02...........   $ 5,000    $   5,000,000
  2.03%, 06/03/02...........    10,000       10,000,000
  1.90%, 07/01/02...........    10,000       10,000,000
  1.83%, 08/01/02...........    15,000       15,000,000
  1.76%, 09/03/02...........    10,000       10,000,000
  2.00%, 11/01/02...........    10,000       10,000,000
  1.93%, 12/02/02...........     5,000        5,000,000
  2.81%, 04/04/03...........     5,000        5,000,000
                                          -------------
                                             70,000,000
                                          -------------
Federal Home Loan Bank -- 16.1%
Discount Notes
  1.76%, 08/02/02...........    10,000        9,969,689
Floating Rate Notes**
  1.97%, 06/04/02...........    15,000       15,000,000
  1.980%, 06/04/02..........    10,000       10,000,000
Notes
  6.875%, 07/18/02..........    10,000       10,040,711
  2.125%, 01/10/03..........    10,000        9,998,591
  2.555%, 06/20/03..........     5,000        5,000,000
  2.65%, 06/20/03...........     5,000        5,000,000
                                          -------------
                                             65,008,991
                                          -------------
Federal Home Loan Mortgage Corp. -- 11.9%
Discount Notes
  1.72%, 06/11/02.............   8,046        8,042,155
  1.74%, 07/02/02.............  10,000        9,985,017
  1.78%, 07/18/02.............  10,000        9,976,761
  1.77%, 08/01/02.............  10,000        9,970,008
  2.08%, 11/07/02.............   5,000        4,954,067
Step Note
  2.30%, 05/15/03.............   5,000        5,000,000
                                          -------------
                                             47,928,008
                                          -------------
Federal National Mortgage Association -- 8.6%
Discount Notes
  2.26%, 02/07/03.............   5,000        4,921,214
  2.75%, 03/07/03.............   5,000        4,893,825
Floating Rate Notes**
  2.06%, 06/04/02.............  15,000       15,000,000
  1.70%, 06/05/02.............  10,000       10,000,010
                                          -------------
                                             34,815,049
                                          -------------

                                        Par
                                       (000)      Value
                                       -----      -----
AGENCY OBLIGATIONS -- Continued
Student Loan Marketing Association -- 14.9%
Floating Rate Notes**
  1.80%, 06/04/02.................... $10,000 $  10,000,000
  1.82%, 06/04/02....................  10,000    10,000,000
  1.82%, 06/04/02....................  10,000    10,000,000
  1.80%, 06/04/02....................  10,000    10,000,000
  1.80%, 06/04/02....................  10,000    10,000,000
  1.79%, 06/04/02....................  10,000    10,000,000
                                              -------------
                                                 60,000,000
                                              -------------
U.S. Government -- 3.7%
World Bank Discount Note
  1.75%, 06/05/02....................  10,000     9,998,056
  1.74%, 07/08/02....................   5,000     4,991,058
                                              -------------
                                                 14,989,114
                                              -------------
  TOTAL AGENCY OBLIGATIONS
   (Cost $292,741,162)...............           292,741,162
                                              -------------
REPURCHASE AGREEMENTS -- 26.8%
Banc of America Securities, LLC
(Agreement dated 5/31/02 to be
 repurchased at $16,002,307
 collateralized by $10,500,000 (Value
 $16,438,800) U.S. Treasury Notes,
 11.25%, due 2/15/15)
 1.73%, 06/03/02.....................  16,000    16,000,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $16,002,360
 collateralized by $15,335,000 (Value
 $16,335,852) U.S. Treasury Notes,
 6.125%, due 8/15/29)
 1.77%, 06/03/02.....................  16,000    16,000,000
J.P. Morgan Securities, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $16,002,333
 collateralized by $16,300,000 (Value
 $16,312,734) U.S. Treasury Notes,
 3.25%, due 5/31/04)
 1.75%, 06/03/02.....................  16,000    16,000,000


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         GOVERNMENT MONEY MARKET FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002


                                        Par
                                       (000)      Value
                                       -----      -----
REPURCHASE AGREEMENTS -- Continued
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $12,001,700
 collateralized by $11,915,000 (Value
 $12,245,162) U.S. Treasury Notes,
 6.375%, due 8/15/02)
 1.70%, 06/03/02..................... $12,000 $  12,000,000
Morgan Stanley Securities, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $16,002,320
 collateralized by $12,945,000 (Value
 $16,375,953) U.S. Treasury Notes,
 8.0%, due 11/15/21)
 1.74%, 06/03/02.....................  16,000    16,000,000
State Street Bank & Trust Co.
(Agreement dated 5/31/02 to be
 repurchased at $16,002,320
 collateralized by $12,640,000 (Value
 $16,225,887) U.S. Treasury Notes,
 8.125% due 8/15/19)
 1.74%, 06/03/02.....................  16,000    16,000,000
Wachovia Securities, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $16,002,333
 collateralized by $13,934,000 (Value
 $16,542,680) U.S. Treasury Notes,
 4.25%, due 1/15/10)
 1.75%, 06/03/02.....................  16,000    16,000,000
                                              -------------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $108,000,000)...............           108,000,000
                                              -------------

                                    Number of
                                     Shares        Value
                                    ---------      -----
INVESTMENT COMPANIES -- 6.7%
  Goldman Sachs Financial
   Square Government Fund.......... 10,000,000 $  10,000,000
  Merrill Lynch Government
   Money Market Fund............... 15,129,030    15,129,030
  Provident Institutional Funds --
    FedFund........................  1,709,413     1,709,413
                                               -------------
  TOTAL INVESTMENT COMPANIES
   (Cost $26,838,443)..............               26,838,443
                                               -------------
TOTAL INVESTMENTS IN SECURITIES -- 106.1%
  (Cost $427,579,605*)......................     427,579,605
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (6.1)%.............................   (24,671,427)
                                               -------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on
 403,036,674 shares outstanding)..............  $402,908,178
                                               =============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($402,908,178 / 403,036,674).................         $1.00
                                                       =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of May 31, 2002.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         TAX-EXEMPT MONEY MARKET FUND
                            Statement of Net Assets
                                 May 31, 2002


                                        Par
                                       (000)         Value
                                       -----         -----
ALASKA -- 2.0%
Alaska Marine, VRDN, Exxon Mobil
 Corp., Valdez Project**
  1.55%, 06/01/02.................... $ 3,100    $   3,100,000
  1.60%, 06/01/02....................   2,000        2,000,000
                                                 -------------
                                                     5,100,000
                                                 -------------
ARIZONA -- 2.4%
Phoenix, GO, Refunding Bonds
  6.00%, 07/01/02....................   1,050        1,052,964
Salt River, Agriculture Improvement
 & Power Distribution, GO, TECP,
 LIC: Wells, M&I, Bank One, Morgan
 Guaranty Trust Co. NY, Bank of
 America, Bank of New York
  1.65%, 08/01/02....................   4,000        4,000,000
  1.45%, 08/05/02....................   1,000        1,000,000
                                                 -------------
                                                     6,052,964
                                                 -------------
CONNECTICUT -- 3.2%
Connecticut State, VRDN, GO, SPA:
 Bayerische LandesBank**
  1.15%, 06/07/02....................   1,100        1,100,000
Connecticut State Health & Education,
 VRDN, RB, INS: AMBAC, Yale
 University**
  1.65%, 06/01/02....................   4,000        4,000,000
Connecticut State Health & Education,
 VRDN, RB, Yale University,
 Revolving Credit Facility: Credit
 Local de France, Toronto Dominion
 Bank & Landesbank Hessen-
 Thuringen**
  1.15%, 06/07/02....................   3,000        3,000,000
                                                 -------------
                                                     8,100,000
                                                 -------------
DISTRICT OF COLUMBIA -- 2.0%
George Washington University,
 VRDN, RB, MBIA, SPA: Bank of
 America**
  1.40%, 06/07/02....................   5,000        5,000,000
                                                 -------------

                                         Par
                                        (000)      Value
                                        -----      -----
FLORIDA -- 3.4%
Florida State Board of Education, GO,
 Capital Outlay, Prerefunded
 06/01/02 @ 101
  6.50%, 06/01/02..................... $ 1,250 $   1,262,500
University of Florida, VRDN, Athletic
 Association Inc., Capital
 Improvements, LOC: SunTrust
 Bank**
  1.70%, 06/01/02.....................   2,400     2,400,000
Volusia County Health Facilities,
 VRDN, FGIC, Aces-Pooled Hospital
 Loan Program, SPA: SunTrust
 Bank**
  1.21%, 06/07/02.....................   5,000     5,000,000
                                               -------------
                                                   8,662,500
                                               -------------
GEORGIA -- 0.8%
Georgia State, GO
  5.75%, 09/01/02.....................   2,000     2,021,194
                                               -------------
IDAHO -- 1.4%
Idaho Health Facility Authority,
 VRDN, RB, St. Luke's Medical
 Center, FSA, SPA: Bayerische
 LandesBank & Morgan Guaranty
 Trust Co. NY**
  1.60%, 06/01/02.....................   3,500     3,500,000
                                               -------------
ILLINOIS -- 5.3%
Bedford Park Illinois, VRDN,
 Environmental Revenue, GTD
 Minnesota Mining & Manufacturing
 Co.**
  1.70%, 06/07/02.....................     500       500,000
Cook County, GO, INS: FGIC,
 Refunding Bonds
  5.625%, 11/15/02....................   2,000     2,034,006
Cook County, GO, VRDN, GPI, SPA:
 Landesbank Hessen-Thuringen**
  1.58%, 06/07/02.....................   1,000     1,000,000
Illinois Educational Facilities, VRDN,
 Northwestern University, LOC: First
 National Bank of Chicago/Bank
 One**
  1.45%, 06/07/02.....................   4,000     4,000,000


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         TAX-EXEMPT MONEY MARKET FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                         Par
                                        (000)         Value
                                        -----         -----
ILLINOIS -- Continued
Illinois Educational Facilities, VRDN,
 Northwestern University, SPA:
 Northern Trust Co.**
  1.45%, 06/07/02..................... $ 1,700    $   1,700,000
Illinois Health Facility, VRDN, Rush
 Presbyterian/St Luke's Medical
 Center, LOC: Northern Trust Co.**
  1.45%, 06/07/02.....................   2,035        2,035,000
Illinois Health Facility, VRDN, RB,
 Rush Presbyterian/St Luke's
 Medical Center, MBIA, SPA: First
 National Bank of Chicago/Bank
 One**
  1.45%, 06/07/02.....................   2,000        2,000,000
                                                  -------------
                                                     13,269,006
                                                  -------------
INDIANA -- 2.5%
City of Mt. Vernon, TECP, PCRB,
 General Electric Co. Project
  1.45%, 08/05/02.....................   4,500        4,500,000
Indianapolis Bond Bank, RB, Local
 Public Improvements
  2.40%, 07/09/02.....................   1,000        1,000,845
Saint Joseph County, VRDN,
 Educational Facility, University of
 Notre Dame, Refunding Bonds, LIQ:
 Northern Trust & Fifth Third**
  1.60%, 06/01/02.....................     700          700,000
                                                  -------------
                                                      6,200,845
                                                  -------------
KANSAS -- 1.6%
Johnson County, GO, GPI, ETM,
 Refunding Bonds
  5.45%, 09/01/02.....................   2,120        2,138,681
Kansas State Turnpike Authority RB,
 INS: AMBAC, Refunding Bonds
  5.25%, 09/01/02.....................   1,750        1,766,472
                                                  -------------
                                                      3,905,153
                                                  -------------
LOUISIANA -- 0.6%
Saint Charles Parish, VRDN, PCRB,
 Shell Oil, Co. Project**
  1.60%, 06/01/02.....................   1,550        1,550,000
                                                  -------------

                                         Par
                                        (000)      Value
                                        -----      -----
MAINE -- 1.2%
Maine State, GO
  5.50%, 06/15/02..................... $ 3,000 $   3,003,875
                                               -------------
MARYLAND -- 4.7%
City of Baltimore, VRDN, RB, IDA,
 Capital Acquisition Revenue, LOC:
 Bayerische LandesBank**
  1.375%, 06/07/02....................   2,000     2,000,000
Maryland State Community
 Development Administration, RB,
 Housing & Community
 Development
  1.60%, 12/19/02.....................   1,000     1,000,000
Maryland State Department of
 Transportation, RB, Refunding
 Bonds
  5.00%, 09/01/02.....................   1,400     1,412,614
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 TECP, Johns Hopkins University
  1.60%, 07/09/02.....................   3,000     3,000,000
Montgomery County, GO, TECP, LIQ:
 Westdeutsche Landesbank
  1.60%, 07/01/02.....................   2,500     2,500,000
University of Maryland, VRDN, COP,
 College Park Business School, LOC:
 Bank of America**
  1.35%, 06/07/02.....................   2,000     2,000,000
                                               -------------
                                                  11,912,614
                                               -------------
MASSACHUSETTS -- 3.8%
Boston, GO, BAN, School
 Improvements
  4.00%, 02/01/03.....................   2,500     2,538,006
Massachusetts Municipal Wholesale
 Electrical Co., Power Supply
 System, RB, Refunding Bonds,
 Prerefunded 7/01/02 @ 102
  6.75%, 07/01/02.....................   2,080     2,130,405


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         TAX-EXEMPT MONEY MARKET FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                        Par
                                       (000)      Value
                                       -----      -----
MASSACHUSETTS -- Continued
Massachusetts State Health &
 Educational Facilities Authority,
 VRDN, RB, Capital Asset Program,
 LOC: First National Bank of
 Chicago/Bank One, SPA: First
 National Bank of Chicago/Bank
 One**
  1.60%, 06/01/02..................... $3,000 $   3,000,000
Massachusetts State, VRDN, GO, SPA:
 State Street Bank & Trust Co.,
 Refunding Bonds**
  1.50%, 06/07/02.....................  2,000     2,000,000
                                              -------------
                                                  9,668,411
                                              -------------
MICHIGAN -- 2.8%
Michigan State Building Authority,
 RB, University and College
 Improvements
  5.25%, 10/15/02.....................  2,060     2,087,789
University of Michigan, VRDN, RB,
 Hospital Revenue**
  1.60%, 06/01/02.....................  2,000     2,000,000
University of Michigan, VRDN, RB,
 Medical Services**
  1.60%, 06/01/02.....................  3,000     3,000,000
                                              -------------
                                                  7,087,789
                                              -------------
MINNESOTA -- 6.7%
City of Rochester Health, RB, TECP,
 Health-Mayo Foundation
  1.50%, 07/01/02.....................  5,400     5,400,000
Minneapolis, GO, Special School
 District, University Gateway Project,
 SPA: Wells Fargo
  1.25%, 06/07/02.....................  6,000     6,000,000
Minnesota State, GO, Prerefunded
 8/1/02 @ 100
  5.80%, 08/01/02.....................  1,500     1,507,985
Minnesota State, GO
  5.00%, 10/01/02.....................  4,000     4,046,121
                                              -------------
                                                 16,954,106
                                              -------------

                                     Par
                                    (000)      Value
                                    -----      -----
MISSISSIPPI -- 2.6%
Harrison County, VRDN, PCRB, E.I.
 duPont deNemours & Co.**
  1.60%, 06/01/02.................. $1,100 $   1,100,000
Mississppi State, GO, GPI
  5.00%, 09/01/02..................  2,000     2,017,246
  4.00%, 11/01/02..................  3,465     3,500,653
                                           -------------
                                               6,617,899
                                           -------------
MISSOURI -- 2.0%
Boone County, IDA, VRDN, PCR,
 GTD Minnesota Mining &
 Manufacturing Project**
  1.70%, 06/07/02..................    500       500,000
Missouri State Health & Educational
 Facilities, VRDN, RB, SPA: Morgan
 Guaranty Trust Co. NY, Washington
 University Project**
  1.35%, 06/07/02..................  2,590     2,590,000
Sikeston Electricity and Power, RB,
 INS: MBIA, Prerefunded
 6/1/02 @ 102
  6.25%, 06/01/02..................  2,000     2,040,000
                                           -------------
                                               5,130,000
                                           -------------
NEBRASKA -- 0.8%
Nebraska Public Power Distribution,
 RB, Refunding Bonds, Prerefunded
 1/1/03 @ 102
  5.25%, 01/01/03..................  2,000     2,082,885
                                           -------------
NEVADA -- 4.0%
Clark County Improvements District,
 VRDN, Local Improvements,
 Special Assessment, LOC:
 Bayerische Hypo Under
 Vereinsbank**
  1.60%, 06/01/02..................  5,000     5,000,000
Nevada State, GO
  4.50%, 07/01/02..................  5,000     5,007,739
                                           -------------
                                              10,007,739
                                           -------------
NEW JERSEY -- 1.2%
New Jersey State, GO
  5.90%, 08/01/02..................  1,000     1,007,139


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         TAX-EXEMPT MONEY MARKET FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                      Par
                                     (000)      Value
                                     -----      -----
NEW JERSEY -- Continued
New Jersey Transportation, RB,
 Capital Grant Anticipation Notes,
 FSA, ETM
  5.40%, 09/01/02................... $2,000 $   2,017,665
                                            -------------
                                                3,024,804
                                            -------------
NEW MEXICO -- 1.6%
Albuquerque Joint Water & Sewer, RB,
 INS: AMBAC
  5.00%, 07/01/02...................  4,040     4,048,148
                                            -------------
NEW YORK -- 5.0%
City of New York, New York Water
 Financial Authority, VRDN, INS:
 FGIC**
  1.50%, 06/03/02...................  5,000     5,000,000
Long Island Power Authority, VRDN,
 RB, New York Electric Systems,
 MBIA, SPA: Credit Suisse First
 Boston**
  1.10%, 06/07/02...................  4,000     4,000,000
New York State Environmental
 Facilities Corp., TECP, RB, Clean
 Water & Drinking Revolving Fund
  1.40%, 07/11/02...................  2,500     2,500,000
New York Transitional Financial
 Authority, GPI, RAN, New York
 City Recovery
  3.25%, 10/02/02...................  1,000     1,003,693
                                            -------------
                                               12,503,693
                                            -------------
NORTH CAROLINA -- 4.4%
City of Durham, VRDN, COP, SPA:
 Wachovia Bank N.A.**
  1.50%, 06/07/02...................  2,400     2,400,000
City of Winston-Salem, VRDN, COP,
 CPI, SPA: Wachovia Bank N.A.**
  1.40%, 06/07/02...................  2,400     2,400,000
North Carolina Medical Care
 Community, VRDN, RB, Duke
 University Hospital, SPA: Wachovia
 Bank N.A.**
  1.53%, 06/07/02...................  2,000     2,000,000

                                     Par
                                    (000)      Value
                                    -----      -----
NORTH CAROLINA -- Continued
University of North Carolina, VRDN,
 RB, Housing Systems Revenue
  1.15%, 06/07/02.................. $4,400 $   4,400,000
                                           -------------
                                              11,200,000
                                           -------------
OHIO -- 5.4%
Columbus, GO, Refunding Bonds
  5.00%, 09/01/02..................  2,000     2,016,574
Cuyahoga County, VRDN, Hospital
 Revenue, Cleveland Clinic, SPA:
 Morgan Guaranty Trust Co. NY**
  1.45%, 06/07/02..................  2,800     2,800,000
Ohio State Air Quality Development
 Authority, VRDN, PCRB, Cincinnati
 Gas & Electric, LOC: Morgan
 Guaranty Trust Co. NY**
  1.60%, 06/01/02..................  1,200     1,200,000
Ohio State University, VRDN, RB**
  1.15%, 06/01/02..................  2,500     2,500,000
Warren County, Health Care, VRDN,
 Otterbein Homes, LOC: Fifth Third
 Bank**
  1.59%, 06/07/02..................  5,245     5,245,000
                                           -------------
                                              13,761,574
                                           -------------
OKLAHOMA -- 1.0%
Tulsa County, GO, School District
 No. 9 Improvements
  4.50%, 06/01/02..................  2,500     2,500,000
                                           -------------
OREGON -- 1.0%
State of Oregon, GO, VRDN, RB,
 Veterans Welfare Board, SPA:
 Morgan Guaranty Trust Co. NY**
  1.30%, 06/07/02..................  2,600     2,600,000
                                           -------------
PENNSYLVANIA -- 9.4%
Cumberland County, RB, Dickinson
 College, LOC: Mellon Bank NA**
  2.10%, 11/01/02..................  1,500     1,500,000
Delaware County, IDA, VRDN,
 General Electric Capital Corp.**
  1.45%, 06/07/02..................  2,200     2,200,000


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         TAX-EXEMPT MONEY MARKET FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                       Par
                                      (000)      Value
                                      -----      -----
PENNSYLVANIA -- Continued
Delaware County, IDA, VRDN, GTD,
 United Parcels Project**
  1.50%, 06/01/02.................... $5,600 $   5,600,000
Pennsylvania State Turnpike
 Commission, RB, VRDN, SPA:
 Mellon Bank
  1.60%, 06/07/02....................  5,300     5,300,000
Pennsylvania State University, RB,
 VRDN, SPA: Toronto Dominion
 Bank**
  1.40%, 06/07/02....................  2,500     2,500,000
State of Pennsylvania, GO, CPI, INS:
 AMBAC
  5.125%, 09/15/02...................  1,600     1,614,556
University of Pittsburgh, VRDN, RB,
 Capital Project
  1.35%, 06/07/02....................  5,000     5,000,000
                                             -------------
                                                23,714,556
                                             -------------
SOUTH CAROLINA -- 2.5%
Berkeley County, VRDN, PCR, BP
 Amoco Chemical Co. Project
  1.65%, 06/01/02....................  2,200     2,200,000
Charleston County School District, GO
  4.00%, 02/01/03....................  2,055     2,086,241
South Carolina State Public Services
 Authority, RB, Santee Cooper, ETM
  6.00%, 07/01/02....................  1,000     1,003,347
South Carolina State Public Services
 Authority, RB, Santee Cooper,
 Prerefunded 7/1/02 @ 102
  6.625%, 07/01/02...................  1,000     1,023,826
                                             -------------
                                                 6,313,414
                                             -------------
TENNESSEE -- 2.4%
Memphis, GO, TECP, LIQ:
 Westdeutsche Landesbank
  1.55%, 06/27/02....................  2,500     2,500,000
Shelby County, GO
  4.75%, 06/01/02....................  1,400     1,400,000
  6.75%, 04/01/03....................  2,140     2,230,829
                                             -------------
                                                 6,130,829
                                             -------------

                                       Par
                                      (000)      Value
                                      -----      -----
TEXAS -- 6.1%
Gulf Coast Waste Disposal Authority,
 VRDN, PCRB, Amoco Oil Co.
 Project, Refunding Bonds"
  1.55%, 06/01/02.................... $3,000 $   3,000,000
Harris County, Health Facilities
 Development, VRDN, RB,
 Methodist Hospital, SPA: Morgan
 Guaranty Trust Co. NY**
  1.55%, 06/01/02....................  1,000     1,000,000
North Central Texas Health Facilities
 Development, VRDN, RB,
 Presbyterian Medical Center, INS:
 MBIA: Chase Manhattan Bank**
  1.60%, 06/01/02....................  2,600     2,600,000
Red River Education Finance
 Corporation, VRDN, RB, Texas
 Christian University Project
  1.40%, 06/07/02....................  2,000     2,000,000
San Antonio, GO, GPI
  5.50%, 08/01/02....................  2,750     2,765,390
Texas State, TRAN
  3.75%, 08/29/02....................  4,000     4,012,376
                                             -------------
                                                15,377,766
                                             -------------
UTAH -- 0.6%
Salt Lake County, VRDN, PCRB,
 Service Station Holdings, INS:
 British Petroleum PLC
  1.65%, 06/01/02....................  1,500     1,500,000
                                             -------------
VIRGINIA -- 2.4%
Fairfax County, GO, GPI, INS: SAW
  5.50%, 06/01/02....................  1,315     1,315,000
  4.50%, 12/01/02....................  2,000     2,029,005
Virginia State Public Building
 Authority, RB
  5.625%, 08/01/02...................  2,675     2,691,488
                                             -------------
                                                 6,035,493
                                             -------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         TAX-EXEMPT MONEY MARKET FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002


                                     Par
                                    (000)      Value
                                    -----      -----
WASHINGTON -- 0.2%
Washington State Health Care
 Facilities Authority, VRDN, RB,
 LOC: Morgan Guaranty Trust, Fred
 Hutchinson Cancer**
  1.75%, 06/01/02.................. $  500 $     500,000
                                           -------------
WISCONSIN -- 0.9%
State of Wisconsin, TECP, SPA: Bank
 of Nova Scotia
  1.20%, 06/05/02..................  2,213     2,213,000
                                           -------------
WYOMING -- 1.3%
Lincoln County, VRDN, PCRB, Exxon
 Project**
  1.60%, 06/01/02..................  2,000     2,000,000
Sublette County, VRDN, PCRB, Exxon
 Mobil Corp. Project**
  1.60%, 06/01/02..................  1,300     1,300,000
                                           -------------
                                               3,300,000
                                           -------------
  TOTAL MUNICIPAL BONDS
   (Cost $250,550,257).............          250,550,257
                                           -------------

                                 Number of
                                  Shares      Value
                                 ---------    -----
INVESTMENT COMPANIES -- 0.3%
Goldman Sachs Financial Square
 Tax-Free Money Market Fund.....  322,202  $    322,202
Provident Institutional Funds --
 MuniFund.......................  410,211       410,211
                                           ------------
  TOTAL INVESTMENT COMPANIES
   (Cost $732,413).....................         732,413
                                           ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.5%
  (Cost $251,282,670*)..................    251,282,670
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.5%......................    1,223,885
                                           ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on
 252,522,503 shares outstanding).......... $252,506,555
                                           ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                       $1.00
 ($252,506,555 / 252,522,503).............        =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of May 31, 2002 and the maturity date shown is the shorter of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             GROWTH & INCOME FUND
                            Statement of Net Assets
                                 May 31, 2002


                               Number of
                                Shares       Value
                               ---------     -----
COMMON STOCK -- 95.3%
Consumer Discretionary -- 8.8%
Costco Wholesale Corp.*.......  233,590  $   9,173,079
Dana Corp.....................  170,940      3,644,441
Home Depot, Inc...............   25,080      1,045,585
Johnson Controls, Inc.........   37,470      3,299,608
Sony Corp. ADR................  131,585      7,646,404
Tiffany & Co..................   71,720      2,689,500
Wal-Mart Stores, Inc..........  128,240      6,937,784
                                         -------------
                                            34,436,401
                                         -------------
Consumer Staples -- 14.5%
Clorox Company................  242,180     11,091,844
General Mills Inc.............  198,860      9,048,130
Kimberly-Clark Corp...........  142,200      9,231,624
Nestle ADR....................  218,240     13,250,245
Pepsico, Inc..................  170,430      8,858,951
Philip Morris, Inc............   87,500      5,009,375
                                         -------------
                                            56,490,169
                                         -------------
Energy -- 7.6%
BP PLC ADR....................  247,260     12,627,568
Chevron-Texaco Corp...........  100,254      8,747,162
Exxon Mobil Corp..............  207,962      8,303,923
                                         -------------
                                            29,678,653
                                         -------------
Financials -- 19.0%
Berkshire Hathaway B, Inc.*...    1,192      2,946,624
Chubb Corp....................   77,450      5,821,142
Citigroup, Inc................  207,350      8,953,373
Freddie Mac...................  115,540      7,573,647
Jefferson Pilot Corp..........  207,305      9,869,791
Moody's Corp..................   63,350      3,050,936
Northern Trust Corp...........   80,460      4,169,437
State Street Corp.............  220,190     10,230,027
T. Rowe Price Group, Inc......   62,390      2,252,903
UNUMProvident Corp............  397,600     10,059,280
Wells Fargo Company...........  176,010      9,222,924
                                         -------------
                                            74,150,084
                                         -------------
Financials -- REIT -- 0.7%
Archstone-Smith Trust.........  101,140      2,731,791
                                         -------------

                                Number of
                                 Shares       Value
                                ---------     -----
COMMON STOCK -- Continued
Health Care -- 13.5%
Bristol Myers Squibb Co........  309,630  $   9,635,686
IMS Health, Inc................   87,790      1,847,980
Johnson & Johnson..............  189,800     11,644,230
Lilly (Eli), and Co............  140,770      9,107,819
Merck & Co., Inc...............  219,730     12,546,583
Zimmer Holdings Inc.*..........  226,516      7,923,530
                                          -------------
                                             52,705,828
                                          -------------
Industrials -- 16.3%
Automatic Data Processing......   85,740      4,451,621
Emerson Electric Co............  153,670      8,889,810
General Electric Co............  162,010      5,044,991
Honeywell International........  285,220     11,180,624
Norfolk Southern Corp..........  454,350      9,618,590
Northrop Grumman Corp..........   24,510      2,973,308
Southwest Airlines Co..........  331,455      5,644,679
United Parcel Service..........   82,260      4,966,858
United Technologies............  155,420     10,703,775
                                          -------------
                                             63,474,256
                                          -------------
Information Technology -- 11.7%
Dell Computer Corp.*...........  233,190      6,261,152
IBM............................   83,860      6,746,537
Intel Corp.....................  186,190      5,142,568
Kyocera ADR....................   73,920      5,913,600
Microsoft*.....................  229,940     11,706,245
Nokia Corp. ADR................   85,320      1,184,242
Qualcomm, Inc.*................   74,800      2,366,672
Sungard Data Systems*..........   13,220        371,746
Texas Instruments, Inc.........  214,770      6,157,456
                                          -------------
                                             45,850,218
                                          -------------
Telecommunication -- 3.2%
Verizon Communications.........  196,330      8,442,190
Vodafone ADR...................  271,220      4,049,315
                                          -------------
                                             12,491,505
                                          -------------
  TOTAL COMMON STOCK
   (Cost $329,313,901).........             372,008,905
                                          -------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             GROWTH & INCOME FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002


                                        Par
                                       (000)      Value
                                       -----      -----
REPURCHASE AGREEMENT -- 4.6%
Goldman Sachs Group, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $17,787,623
 collateralized by $14,240,000 (Value
 $18,164,029) U.S. Treasury Notes,
 8.125%, due 5/15/21)
 1.77%, 06/03/02..................... $17,785 $  17,785,000
                                              -------------
  TOTAL REPURCHASE AGREEMENT
   (Cost $17,785,000)................            17,785,000
                                              -------------

                                                                           Value
                                                                           -----
                              TOTAL INVESTMENTS IN SECURITIES -- 99.9%
                                (Cost $347,098,901**)................   $389,793,905
                              OTHER ASSETS IN EXCESS OF
                               LIABILITIES -- 0.1%.....................      396,676
                                                                        ------------
                              NET ASSETS -- 100.0%
                               (equivalent to $16.84 per share based on
                               23,166,416 shares outstanding).......... $390,190,581
                                                                        ============
                              NET ASSET VALUE, OFFERING AND
                               REDEMPTION PRICE PER SHARE                     $16.84
                               ($390,190,581 / 23,166,416).............       ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $347,170,059. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                  Excess of value over tax cost $ 71,054,258
                  Excess of tax cost over value $(28,430,412)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              EQUITY INCOME FUND
                            Statement of Net Assets
                                 May 31, 2002


                             Number of
                              Shares       Value
                             ---------     -----
COMMON STOCK -- 92.8%
Consumer Discretionary -- 9.7%
  Carnival Cruise...........  66,150   $   2,010,960
  Dana Corp.................  93,000       1,982,760
  Gannett Co., Inc..........  28,425       2,154,615
  General Motors Corp.......  22,575       1,403,036
  Starwood Hotels & Resorts
   Corp.....................  21,675         767,078
  Wal-Mart Stores, Inc......  33,000       1,785,300
                                       -------------
                                          10,103,749
                                       -------------
Consumer Staples -- 10.8%
  Albertson's, Inc..........  33,150       1,165,886
  Conagra...................  49,900       1,228,039
  CVS Corp..................  27,250         872,818
  General Mills, Inc........  34,500       1,569,750
  Kimberly-Clark Corp.......  27,475       1,783,677
  Pepsico, Inc..............  36,700       1,907,666
  Procter & Gamble Co.......  29,150       2,610,383
                                       -------------
                                          11,138,219
                                       -------------
Energy -- 8.1%
  BP Amoco ADR..............  63,450       3,240,392
  Chevron-Texaco Corp.......  18,210       1,588,823
  Exxon Mobil Corp..........  44,500       1,776,885
  Schulmberger Ltd..........  35,400       1,828,056
                                       -------------
                                           8,434,156
                                       -------------
Financials -- 24.3%
  American International
   Group....................  14,700         984,459
  Bank of New York..........  27,000         980,100
  Chubb Corp................  25,200       1,894,032
  Citigroup, Inc............  52,000       2,245,360
  Freddie Mac...............  27,600       1,809,180
  J.P. Morgan Chase & Co....  57,400       2,063,530
  Jefferson Pilot Corp......  35,150       1,673,492
  Lincoln National Corp.....  35,500       1,591,110
  Regions Financial Corp....  41,725       1,504,186
  St. Paul Co...............  26,290       1,120,217
  Sun Trust Banks Inc.......  22,100       1,509,430
  T. Rowe Price Group Inc...  22,350         807,059
  Union Planters Corp.......  35,050       1,758,451
  UNUMProvident Corp........  37,450         947,485
  Wachovia Corp.............  56,500       2,167,905

                                Number of
                                 Shares       Value
                                ---------     -----
COMMON STOCK -- Continued
Financials -- Continued
  Wells Fargo Company..........   39,975  $   2,094,690
                                          -------------
                                             25,150,686
                                          -------------
Financials -- REIT -- 2.5%
  Archstone-Smith Trust........   58,675      1,584,812
  Equity Office Properties.....   34,400      1,036,816
                                          -------------
                                              2,621,628
                                          -------------
Health Care -- 8.4%
  Bristol Myers Squibb Co......   68,100      2,119,272
  Johnson & Johnson............   32,150      1,972,403
  Merck & Co., Inc.............   32,700      1,867,170
  Schering-Plough Corp.........   37,275        985,924
  Wyeth Co.....................   31,150      1,728,825
                                          -------------
                                              8,673,594
                                          -------------
Industrials -- 9.2%
  Boeing Corp..................   32,450      1,383,993
  Caterpillar, Inc.............   19,850      1,037,560
  Emerson Electric Co..........   29,800      1,723,930
  General Electric Co..........   53,750      1,673,775
  Minnesota Mining &
   Manufacturing Co............    8,725      1,094,377
  Southwest Airlines Co........  100,225      1,706,832
  Tyco International...........   42,150        925,193
                                          -------------
                                              9,545,660
                                          -------------
Information Technology -- 6.3%
  Autodesk.....................   43,000        580,500
  IBM..........................   23,100      1,858,395
  Intel Corp...................   61,425      1,696,559
  Microsoft*...................   17,300        880,743
  Teradyne, Inc.*..............   55,000      1,489,400
                                          -------------
                                              6,505,597
                                          -------------
Materials -- 6.8%
  Air Products & Chemicals.....   41,900      2,101,285
  E.I. duPont deNemours & Co...   55,150      1,838,701
  Weyerhauser..................   32,725      2,143,488
  Worthington Industries, Inc..   66,285      1,010,846
                                          -------------
                                              7,094,320
                                          -------------
Telecommunication -- 4.0%
  SBC Communications...........   52,250      1,791,653


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              EQUITY INCOME FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002


                                  Number of
                                   Shares       Value
                                  ---------     -----
COMMON STOCK -- Continued
Telecommunication -- Continued
  Verizon Communications.........   53,550  $   2,302,650
                                            -------------
                                                4,094,303
                                            -------------
Utilities -- 2.7%
  Williams Cos...................   72,875      1,034,825
  Xcel Energy, Inc...............   82,150      1,765,404
                                            -------------
                                                2,800,229
                                            -------------
  TOTAL COMMON STOCK
   (Cost $80,513,044)............              96,162,141
                                            -------------
PREFERRED STOCK -- 1.9%
Information Technology -- 1.2%
  Electronic Data Services.......   25,210      1,205,038
                                            -------------
Utilities -- 0.7%
  Williams Cos...................   39,000        702,000
                                            -------------
  TOTAL PREFERRED STOCK
   (Cost $2,256,872).............               1,907,038
                                            -------------

                                     Par
                                    (000)
                                   -----
REPURCHASE AGREEMENTS -- 5.2%
Banc of America Securities, LLC
(Agreement dated 5/31/02 to be
 repurchased at $2,423,349
 collateralized by $1,600,000
 (Value $2,504,960) U.S. Treasury
 Notes, 11.25%, due 2/15/15)
 1.73%, 06/03/02.................  $ 2,423  $   2,423,000

                                   Par
                                  (000)      Value
                                  -----      -----
Goldman Sachs Group, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $3,000,443
 collateralized by $2,875,000
 (Value $3,064,727) U.S. Treasury
 Notes, 5.875%, due 11/15/05)
 1.77%, 06/03/02................. $3,000 $   3,000,000
                                         -------------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $5,423,000).............            5,423,000
                                         -------------
TOTAL INVESTMENTS IN SECURITIES -- 99.9%
  (Cost $88,192,916**)................     103,492,179
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.1%....................       108,552
                                         -------------
NET ASSETS -- 100.0%
 (equivalent to $4.42 per share based on
 23,419,302 shares outstanding)......... $ 103,600,731
                                         =============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                      $4.42
 ($103,600,731 / 23,419,302)............         =====

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $88,402,802. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                   Excess of value over tax cost $23,166,569
                   Excess of tax cost over value $(8,077,192)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              EQUITY GROWTH FUND
                            Statement of Net Assets
                                 May 31, 2002



                                           Number of
                                            Shares      Value
                                           ---------    -----
              COMMON STOCK -- 95.3%
              Consumer Discretionary -- 14.4%
              AOL Time Warner*............   40,345  $    754,451
              Costco Wholesale Corp.*.....   18,850       740,239
              General Motors -- Class H*..   47,030       685,697
              Home Depot, Inc.............   13,820       576,156
              Johnson Controls Inc........    4,940       435,016
              Sony Corp. ADR..............   11,630       675,819
              Target Corp.................   20,930       867,548
              Tiffany & Co................   14,325       537,187
              Wal-Mart Stores, Inc........   15,460       836,386
                                                     ------------
                                                        6,108,499
                                                     ------------
              Consumer Staples -- 10.7%
              Coca-Cola Co................   11,925       662,553
              Colgate-Palmolive Co........   12,220       662,324
              CVS Corp....................    9,920       317,738
              General Mills, Inc..........   20,265       922,057
              Nestle ADR..................   27,200     1,651,424
              Pepsico, Inc................    6,500       337,870
                                                     ------------
                                                        4,553,966
                                                     ------------
              Energy -- 3.6%
              Schlumberger Ltd............   12,205       630,266
              Transocean Sedco Forex......   23,825       909,400
                                                     ------------
                                                        1,539,666
                                                     ------------
              Financials -- 11.2%
              American Express Co.........    7,740       329,027
              American International Group
               Co.........................    4,280       286,632
              Citigroup, Inc..............   14,615       631,076
              Freddie Mac.................   20,180     1,322,799
              Moody's Corp................   13,580       654,013
              Northern Trust Corp.........   15,075       781,186
              State Street Corp...........   16,420       762,873
                                                     ------------
                                                        4,767,606
                                                     ------------
              Health Care -- 20.0%
              Bristol Myers Squibb Co.....   29,145       906,992
              Chiron Corp.*...............   12,010       434,762
              Guidant Corp.*..............   14,860       594,400
              IMS Health, Inc.............   20,830       438,472
              Johnson & Johnson...........   11,090       680,372
              Lilly (Eli) & Co............   20,945     1,355,142

                                          Number of
                                           Shares       Value
                                          ---------     -----
               COMMON STOCK -- Continued
               Health Care -- Continued
               Medimmune*................    9,850  $     320,322
               Merck & Co., Inc..........   17,275        986,403
               Pfizer, Inc...............   51,885      1,795,221
               Schering-Plough Corp......   18,480        488,796
               Zimmer Holdings, Inc.*....   15,475        541,316
                                                    -------------
                                                        8,542,198
                                                    -------------
               Industrials -- 12.3%
               American Power Conversion*   36,600        510,936
               Automatic Data Processing.   18,960        984,403
               Devry, Inc.*..............   20,175        544,322
               Emerson Electric Co.......    5,825        336,976
               General Electric Co.......   20,550        639,927
               Honeywell International...   14,360        562,912
               Northrop Grumman Corp.....    4,540        550,747
               Southwest Airlines Co.....   32,550        554,327
               United Technologies.......    8,060        555,092
                                                    -------------
                                                        5,239,642
                                                    -------------
               Information Technology -- 20.1%
               Applied Materials, Inc.*..   24,010        532,542
               Celestica Inc.*...........   10,675        315,126
               Cisco Systems*............   26,925        424,877
               Electronic Data Services..    8,100        427,842
               IBM.......................    5,000        402,250
               Intel Corp................   52,020      1,436,792
               Microsoft*................   28,950      1,473,845
               Nokia Corp. ADR...........   24,580        341,170
               Qualcomm, Inc.*...........   16,115        509,879
               RF Micro Devices, Inc.*...   25,200        413,532
               Siebel Systems, Inc.*.....   29,655        541,204
               Teradyne, Inc.*...........   14,440        391,035
               Texas Instruments, Inc....   14,900        427,183
               Veritas Software*.........   16,200        367,254
               Xilinx, Inc.*.............   15,930        561,692
                                                    -------------
                                                        8,566,223
                                                    -------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              EQUITY GROWTH FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002


                                   Number of
                                    Shares        Value
                                   ---------      -----
COMMON STOCK -- Continued
Telecommunication -- 3.0%
AT&T Wireless Services*...........   49,663    $    402,767
Verizon Communications............   10,430         448,490
Vodafone ADR......................   29,760         444,317
                                               ------------
                                                  1,295,574
                                               ------------
  TOTAL COMMON STOCK
   (Cost $39,201,432).............               40,613,374
                                               ------------
                                      Par
                                     (000)
                                     -----
REPURCHASE AGREEMENTS -- 4.7%
Banc of America Securities, LLC
(Agreement dated 5/31/02 to be
 repurchased at $1,025,148
 collateralized by $700,000 (Value
 $1,095,920) U.S. Treasury Notes,
 11.25%, due 2/15/15)
  1.73%, 06/03/02................. $  1,025       1,025,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $1,000,148
 collateralized by $940,000 (Value
 $1,025,256) U.S. Treasury Notes,
 8.375%, due 8/15/08)
  1.77%, 06/03/02.................    1,000       1,000,000
                                               ------------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $2,025,000)..............                2,025,000
                                               ------------

                                            Value
                                            -----
TOTAL INVESTMENTS IN SECURITIES -- 100.0%
  (Cost $41,226,432**).................. $ 42,638,374
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (0.0)%.......................        (146)
                                         ------------
NET ASSETS -- 100.0%
 (equivalent to $6.50 per share based on
 6,563,124 shares outstanding).......... $ 42,638,228
                                         ------------
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($42,638,228 / 6,563,124)..............        $6.50
                                                -----

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $41,373,928. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                   Excess of value over tax cost $ 5,398,855
                   Excess of tax cost over value $(4,134,409)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          CAPITAL OPPORTUNITIES FUND
                            Statement of Net Assets
                                 May 31, 2002


                            Number of
                             Shares      Value
                            ---------    -----
COMMON STOCK -- 95.1%
Business Services -- 3.2%
Corporate Executive Board*.   17,200  $    603,720
SRA International*.........   23,200       535,920
                                      ------------
                                         1,139,640
                                      ------------
Consumer Durables -- 1.6%
Gentex Corp.*..............   18,600       575,298
                                      ------------
Consumer Non-Durables -- 18.9%
American Italian Pasta Co.*   11,500       564,075
Coach, Inc.*...............   13,100       684,606
Constellation Brands, Inc.*   19,800       583,506
Cost Plus, Inc.*...........   22,200       707,514
Getty Images, Inc.*........   26,600       894,026
Green Mountain Coffee*.....   15,100       360,588
Hibbett Sporting Goods*....   20,400       555,084
Hot Topic Inc.*............   14,600       373,760
Krispy Kreme Doughnuts*....   11,400       432,060
School Speciality*.........   13,900       369,184
Urban Oufitters Inc.*......   26,100       772,038
Wet Seal Inc.*.............   22,650       527,066
                                      ------------
                                         6,823,507
                                      ------------
Consumer Services -- 14.5%
California Pizza Kitchen*..   13,900       319,422
CEC Entertainment Inc.*....   11,900       565,131
Cumulus Media, Inc.*.......   52,100     1,121,713
Extended Stay America*.....   27,500       440,275
Landry's Seafood...........   20,100       510,540
Lin TV Corp.*..............   24,600       671,580
Sonic Corp.*...............   20,575       585,770
The Cheesecake Factory*....   19,100       729,047
West Corp.*................   11,300       283,630
                                      ------------
                                         5,227,108
                                      ------------
Energy -- 4.6%
Pride International Inc.*..   66,300     1,286,220
W-H Energy Services*.......   17,100       389,880
                                      ------------
                                         1,676,100
                                      ------------
Financial -- 6.4%
American Home Mortgage.....   31,900       488,102
Doral Financial Corp.......   25,800     1,033,032

                               Number of
                                Shares      Value
                               ---------    -----
COMMON STOCK -- Continued
Financial -- Continued
R & G Financial                  20,900  $    450,813
Wintrust Financial               12,200       352,092
                                         ------------
                                            2,324,039
                                         ------------
Health Care -- 23.6%
Cima Labs*....................   14,600       414,056
Conceptus, Inc.*..............   32,000       593,280
Cross Country Inc.*...........    9,000       328,500
CV Therapeutics*..............    7,300       139,868
First Horizon Pharmaceutical*.   19,000       420,280
Fischer Imaging Stock.........   39,900       404,985
Harvard Bioscience*...........   49,000       317,030
Inhale Therapeutic*...........   44,000       322,520
Inspire Pharmaceuticals*......  197,900       575,889
Intrabiotics Pharmaceuticals*.  285,000       433,200
Medical Staffing*.............   11,775       303,206
Medicis Pharmaceuticals*......   13,000       602,550
Neurocrine Biosciences*.......   20,800       674,544
Pain Therapeutics*............   58,000       493,000
Province Healthcare*..........   29,550       752,343
Tanox, Inc.*..................   46,000       546,020
Trimeris, Inc.*...............   14,700       716,772
Xoma*.........................  112,900       459,390
                                         ------------
                                            8,497,433
                                         ------------
Technology -- 18.9%
Advanced Fibre Communications*   38,400       735,744
Agile Software Corp.*.........   82,400       687,216
Brooks Automation, Inc.*......   19,300       582,281
Coorstek Inc.*................   15,700       526,735
Cymer Inc.*...................    4,000       172,920
Finisar*......................   61,300       159,441
Globespan*....................   98,300       460,044
Integral Systems*.............   14,000       321,580
Jack Henry & Associates.......   28,700       566,538
Micrel, Inc.*.................   22,700       475,338
O2Micro International Ltd.*...   36,300       511,830
Oni Systems Corp.*............   27,900       111,600
Proxim Corp.*.................   35,200       114,400
Sonus Networks Inc.*..........  119,600       245,180
Tekelec*......................   36,400       385,840


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          CAPITAL OPPORTUNITIES FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002


                           Number of
                            Shares       Value
                           ---------     -----
COMMON STOCK -- Continued
Technology -- Continued
Varian, Inc.*.............   17,200   $    562,440
Webex Communications Inc.*   13,700        191,115
                                      ------------
                                         6,810,242
                                      ------------
Transportation -- 3.4%
Heartland Express Inc.*...   28,833        591,077
Knight Transportation*....   31,300        624,435
                                      ------------
                                         1,215,512
                                      ------------
  TOTAL COMMON STOCK
   (Cost $32,881,519).....              34,288,879
                                      ------------

                                        Par
                                       (000)        Value
                                       -----        -----
AGENCY OBLIGATIONS -- 4.0%
Federal Home Loan Mortgage Corp. -- 0.7%
Discount Note
  1.68%, 06/11/02.................... $   255    $    254,865
Federal National Mortgage Association -- 3.3%
Discount Note
  1.77%, 06/17/02....................   1,210       1,209,034
                                                 ------------
  TOTAL AGENCY OBLIGATIONS
   (Cost $1,463,968).................               1,463,899
                                                 ------------
  TOTAL INVESTMENTS IN SECURITIES -- 99.1%
   (Cost $34,345,487**)..............              35,752,778
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.9%.................                 311,983
                                                 ------------
NET ASSETS -- 100.0%
 (equivalent to $7.34 per share based
 on 4,915,687 shares outstanding)....            $ 36,064,761
                                                 ============
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 SHARE                                                  $7.34
  ($36,064,761 / 4,915,687)..........                   =====

--------
 * Non-income producing securities.
** Aggregate cost for Federal income tax purposes is $35,375,055. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                   Excess of value over tax cost $ 4,895,629
                   Excess of tax cost over value $(4,517,906)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                           Portfolio of Investments
                                 May 31, 2002


                               Number of
                                Shares      Value
                               ---------    -----
COMMON & PREFERRED STOCK -- 95.7%
Australia -- 0.9%
Telstra Corp..................  295,900  $    792,318
                                         ------------
Austria -- 0.7%
Erste Bank Der Oester.........    7,160       516,436
OMV AG........................    1,512       135,616
                                         ------------
                                              652,052
                                         ------------
Belgium -- 0.3%
Dexia.........................    3,960        62,416
Solvay SA.....................    1,914       132,420
UCB SA........................    2,585        99,022
                                         ------------
                                              293,858
                                         ------------
Brazil -- 0.1%
Companhia De Bebidas ADR......    3,261        61,633
                                         ------------
Canada -- 1.3%
Canadian Natural Resources....    4,166       136,867
Encana Corp...................   14,446       446,238
Husky Energy..................   19,700       214,663
Petro Canada..................    4,921       135,424
Royal Bank of Canada..........    2,210        84,755
Suncor Energy.................    7,300       128,228
                                         ------------
                                            1,146,175
                                         ------------
Czech Republic -- 0.8%
Komercni Banka................   14,225       740,856
                                         ------------
Denmark -- 0.9%
Bang & Olufsen................    2,310        68,823
Carlsberg.....................    1,725        91,944
Danisco.......................   12,100       428,949
Danske Bank...................    7,090       130,128
Novo Nordisk..................    2,008        64,116
                                         ------------
                                              783,960
                                         ------------
Estonia -- 0.1%
AS Eesti Telekon GDR..........    7,000        94,171
                                         ------------
Finland -- 1.5%
Hartwall......................    6,041       177,789
Instrumentarium...............    2,290        58,410
M-Real........................    7,072        64,620
Nokia A Shares*...............   21,905       313,127
Sonera Group..................   26,519        98,859

                               Number of
                                Shares      Value
                               ---------    -----
COMMON & PREFERRED STOCK -- Continued
Finland -- Continued
Stora Enso....................  16,108   $    234,775
UPM-Kymmene...................   8,962        350,000
                                         ------------
                                            1,297,580
                                         ------------
France -- 8.2%
Accor SA......................   3,694        150,477
Alstom........................   5,287         66,636
Autoroutes Du Sud de La*......   5,716        149,266
Aventis.......................  19,615      1,365,309
Banque National de Paris......   1,253         70,533
Bouygues......................   4,050        119,799
Carrefour.....................   2,525        127,274
Danone........................   8,970      1,239,501
Dassaut Systemes..............   1,361         54,703
Groupe Air France.............   3,440         58,945
Lafarge Coppee................     665         67,847
Lvmh Moet Hennessy............   3,029        160,602
PSA Peugeot Citroen...........   3,710        195,843
Remy Cointreau................   2,797         85,714
Schneider Electric............   3,900        200,407
Societe Generale..............   5,500        373,837
St. Gobain....................   5,655      1,003,859
Technip-Coflexip..............     466         56,382
Total Fina Elf S.A............   8,566      1,335,736
Valeo.........................   2,845        126,525
Vinci.........................   5,817        363,046
                                         ------------
                                            7,372,241
                                         ------------
Germany -- 5.3%
Allianze AG...................   1,068        237,484
AMB Aachener & Muchen.........     715         75,487
Bayerische Motor Wrke.........   5,035        215,452
Bilfinger & BGR...............   4,242        102,253
Buderus AG....................   5,298        133,400
Commerzbank AG................   5,678        103,712
Continental AG................   7,758        140,617
Depfa Bank AG.................   1,890        141,266
Deutsche Lufthansa............   3,980         53,918
Deutsche Post.................   4,498         65,601
Deutsche Telekom..............  30,500        338,249
E. On AG......................   5,900        308,141
Fraport AG....................   8,652        209,364
Heidelberger..................   1,542         73,763


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                     Portfolio of Investments -- Continued
                                 May 31, 2002


                                Number of
                                 Shares      Value
                                ---------    -----
COMMON & PREFERRED STOCK -- Continued
Germany -- Continued
Henkel Kgaa-Vorzug.............    3,376  $    239,088
Hoechst AG.....................    1,595        84,942
Hugo Boss AG...................    3,400        58,450
Kali & Salz AG.................    2,756        57,678
Linde AG.......................    2,700       134,455
Man AG.........................    2,590        60,375
Metro..........................    1,890        62,245
Muenchener Rueckversicherungs..    4,049       924,182
Porsche AG Preferred...........      146        72,842
Puma AG........................    1,090        66,144
RWE AG.........................    8,530       323,565
Singulus Technologies*.........    2,035        57,419
Strada Arzneimittel AG.........    1,715        65,134
Volkswagen AG..................    2,385       127,905
WCM Beteiligungs...............    5,785        51,347
Wella AG.......................    1,671        99,449
Wella AG, Preferred............    1,005        62,348
                                          ------------
                                             4,746,275
                                          ------------
Hong Kong -- 0.9%
Bank of East Asia..............   54,565       118,575
CLP Holdings...................  102,900       419,521
Hong Kong Land Holdings Ltd....  156,000       263,640
Hutchison Whampoa..............    5,000        41,827
                                          ------------
                                               843,563
                                          ------------
Hungary -- 1.0%
EGIS RT........................    4,965       277,760
OTP Bank.......................   72,890       635,000
                                          ------------
                                               912,760
                                          ------------
Indonesia -- 0.1%
PT Indofood Sukses Makmur......  610,015        77,151
                                          ------------
Ireland -- 0.2%
Allied Irish Bank..............    5,315        73,246
Bank of Ireland................    7,740        98,348
                                          ------------
                                               171,594
                                          ------------
Italy -- 3.0%
Banca Intesa SPA...............   59,444       176,057
Banca Popolare Di Verona.......   10,325       131,580
Cassa Di Risparmio.............  100,831       130,005

                               Number of
                                Shares      Value
                               ---------    -----
COMMON & PREFERRED STOCK -- Continued
Italy -- Continued
Credito Italiano..............   74,175  $    331,262
Ente Nazionale Idrocarburi*...   68,198     1,038,594
Snam Rete Gas.................   26,815        76,914
Telecom Italia................  146,600       782,089
                                         ------------
                                            2,666,501
                                         ------------
Japan -- 20.6%
Asahi Kasei Corp.*............   46,000       169,389
Asatsu-DK, Inc................    7,800       176,609
Canon Inc.....................   21,000       808,831
Dai Nippon Printing*..........   55,000       762,701
Daiwa Securities..............   83,000       610,604
Fanuc, LTD....................    1,300        67,250
Fuji Photo Film...............   15,000       471,375
Fuji Television Network.......      127       741,912
Fujitsu Ltd...................  103,000       755,247
Hitachi.......................   99,000       749,849
Honda Motor...................    2,000        85,412
Ito Yokado Co.................    1,650        87,748
Japan Tobacco Inc.............      104       703,920
Kao Corp......................    5,000       117,037
Kyocera Corp..................    2,700       217,775
Lawson Inc....................    8,500       267,113
Matsushita Electric Inds......   27,000       376,375
Millea Holdings Inc.*.........      115       991,499
Mitsubishi Electric...........   88,000       427,573
Mitsui Sumitomo*..............  120,000       673,945
Mizuho Holdings Inc.*.........       91       224,375
Nippon Telegraph & Telephone..      171       781,250
Nissan Motor Corp.............   11,000        78,087
Nomura Securities.............   20,497       330,317
Ricoh LTD.....................    3,000        58,741
Rohm Co.......................    2,800       412,425
Sankyo Co. Ltd................   42,000       626,421
Sanyo Electric Co.............   22,000        98,384
Sekisui House Ltd.............   52,000       388,413
Sharp Corp....................    5,000        64,744
Shin Etsu Chemicals...........    1,700        68,490
Shionogi & Co.................   12,000       163,023
Shisedo Let Ord...............   13,000       171,790
SMC Corp......................      600        70,102
Sony Corp.....................    5,700       330,688
Sumitomo Electric Inds.*......   26,000       205,520


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                     Portfolio of Investments -- Continued
                                 May 31, 2002


                               Number of
                                Shares      Value
                               ---------    -----
COMMON & PREFERRED STOCK -- Continued
Japan -- Continued
Takeda Chemical Industries....    1,000  $     45,043
Tokyo Broadcast...............   12,000       261,069
Tokyo Electric Power Co.*.....   15,500       324,725
Tokyo Gas Co. Ltd.............  242,000       662,987
Tokyo Price Index.............   90,800       820,898
Toppan Printing...............   36,000       401,467
Toyo Seikan Kaisha............   32,000       461,803
Toyota Motor Corp.*...........   35,900       980,629
Yamanouchi Pharmaceutical.....   42,000     1,143,870
                                         ------------
                                           18,437,425
                                         ------------
Korea -- 1.0%
Samsung Electronics GDR.......    6,655       939,021
                                         ------------
Netherlands -- 6.9%
Akzo Nobel....................   16,700       752,836
CSM...........................   17,300       424,289
Fortis NL*....................   13,100       296,192
Grolsch.......................    2,947        61,042
Gucci Group...................      695        69,025
Heijmans......................    4,168       101,638
ING Groep.....................   33,758       892,900
Koninklijke KPN*..............   69,800       306,506
Kon Philips Electronics.......   14,858       462,820
Libertel......................   11,481        82,381
NLG Heineken..................    7,300       313,874
Rodamco Europe................    1,620        71,380
Royal Dutch Petroleum.........   28,191     1,577,697
Royal Volker Wessels..........    5,234       130,175
TNT Post Group................    2,965        60,529
Unilever*.....................    9,400       617,404
                                         ------------
                                            6,220,688
                                         ------------
Norway -- 1.7%
Norsk Hydro...................    3,838       193,042
Norway Sparebank..............    9,711       349,059
Orkla ASA.....................    6,610       130,760
Prosafe ASA*..................    4,490        77,334
Sparebanken Midt..............    8,855       265,795
Sparebanken Rogaland..........    7,261       250,120
Statoil ASA...................   21,793       187,676
Telenor ASA...................   15,312        58,287
                                         ------------
                                            1,512,073
                                         ------------

                               Number of
                                Shares      Value
                               ---------    -----
COMMON & PREFERRED STOCK -- Continued
Poland -- 1.5%
Agora SA*.....................    4,250  $     59,783
Bank Pekao*...................   22,400       616,243
Bank Przemyslowo-Handlowy.....    5,885       436,620
Budimex*......................   20,300       162,740
Telekomunikacja Polsk.........   20,150        69,481
                                         ------------
                                            1,344,867
                                         ------------
Portugal -- 0.3%
Electricidade De Portugal.....  108,100       229,265
                                         ------------
Russian Federation -- 0.3%
Sun Interbrew LTD GDR*........   19,381       135,667
Surgutneftegaz................    3,200        68,608
Wimm Bill Dann Foods ADR*.....    4,540       105,782
                                         ------------
                                              310,057
                                         ------------
Singapore -- 0.2%
United Overseas Bank..........   23,000       189,210
                                         ------------
South Africa -- 0.2%
South African Brewers.........    7,895        66,482
                                         ------------
Spain -- 1.4%
Acerinox SA...................    1,700        67,964
ACS Actividades...............    1,940        64,363
Aurea Conces..................    3,889        84,733
Grupo Dragados SA.............    3,600        63,906
Groupo Empresarial Ence.......    3,990        63,933
Groupo Ferrovial..............    2,924        78,952
Iberdrola.....................   27,900       388,398
Metrovacesa SA................    3,275        69,580
Telefonica SA*................   31,312       331,457
Vallehermoso SA...............    6,690        61,942
                                         ------------
                                            1,275,228
                                         ------------
Sweden -- 1.3%
Foreningssparbanken...........   26,000       337,718
Nordea........................  118,770       682,944
Svenska Cell..................    3,297       114,765
                                         ------------
                                            1,135,427
                                         ------------
Switzerland -- 8.2%
Cie Financiere Richemont......   13,440       353,842
Credit Suisse Group...........    3,592       132,625
Givaudan......................      185        72,380


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                     Portfolio of Investments -- Continued
                                 May 31, 2002


                                Number of
                                 Shares       Value
                                ---------     -----
COMMON & PREFERRED STOCK -- Continued
Switzerland -- Continued
Hocim Bearer...................      1,411 $    343,564
Logitech International.........      1,425       68,985
Nestle.........................      7,355    1,786,174
Novartis AG....................     32,620    1,401,153
Roche Holdings.................     11,237      901,872
Sez Holding....................      1,704       81,568
Schindler Holding..............        230      472,390
Swatch Group...................      2,058      191,443
Swiss Re.......................      3,300      336,466
Syngenta AG....................      1,050       66,345
UBS AG*........................     15,760      824,312
Zurich Financial Services Group      1,265      293,482
                                           ------------
                                              7,326,601
                                           ------------
Turkey -- 0.2%
Akbank Tas..................... 23,153,065       64,205
Turkcell Iletisim*.............  7,322,070       42,132
Turkiye Gar Bankasi............ 41,044,064       71,136
                                           ------------
                                                177,473
                                           ------------
United Kingdom -- 26.7%
Acambis*.......................     11,622       46,561
Allied Domecq..................    210,335    1,438,019
Anglo American.................     11,245      204,026
Arm Holdings*..................     27,519       75,297
Associated British Foods.......      7,715       70,667
BAA............................     32,900      296,056
BAE Systems....................    178,270    1,001,644
Barclays*......................    120,000    1,035,946
BOC Group......................     32,700      510,045
BP Amoco.......................    120,100    1,028,022
British American Tobacco.......    105,000    1,258,279
Bunzl..........................     44,100      337,477
Cadbury Schweppes..............    185,100    1,354,192
Diageo.........................     19,617      246,851
Gallagher Group................      7,395       69,575
GlaxoSmithKline................     91,665    1,883,104
Great Universal Stores.........     64,100      607,766
Hays PLC.......................    254,200      615,570
Hilton Group...................     35,514      127,572
HSBC Holdings..................     44,800      557,187
Imperial Tobacco*..............     96,880    1,644,356
Innogy Holdings................    125,500      503,610

                            Number of
                             Shares       Value
                            ---------     -----
COMMON & PREFERRED STOCK -- Continued
United Kingdom -- Contined
Lattice Group..............    234,900 $    623,826
Lloyds TSB.................     76,850      832,107
Lonmin.....................      3,374       60,921
Pearson PLC................     27,316      338,336
Prudential Corp............     33,100      322,799
Reckitt Benckiser..........     10,062      178,439
Reed Elsevier..............    132,100    1,269,907
Regent Inns................     27,710       63,656
Rentokil Initial...........    188,800      767,981
Rolls-Royce................     77,740      211,573
Sainsbury..................    117,000      645,403
Scottish & Southern Energy.     39,400      401,245
Six Continents.............     11,425      127,551
Standard Charter PLC.......     17,026      201,542
Tate & Lyle................     40,000      199,288
Tesco......................     51,255      193,490
UK Royal Bank of Scotland..      4,318      125,730
Vodafone Group*............  1,097,599    1,658,202
Wolseley...................     30,500      324,889
WPP Group..................     42,500      442,764
                                       ------------
                                         23,901,471
                                       ------------
Venezuela -- 0.0%
Cia Anonima ADR............      2,219       35,770
                                       ------------
  TOTAL COMMON STOCK &
   PREFERRED STOCK
   (Cost $78,403,778)......              85,753,746
                                       ------------
                               Par
                              (000)
                              -----         -
SHORT-TERM INVESTMENTS -- 0.5%
Eurodollar Time Deposit
 Morgan Stanley Dean Witter
 0.50%, 6/03/02
  (Cost $441,000).......... $      441      441,000
                                       ------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                     Portfolio of Investments -- Concluded
                                 May 31, 2002


                                             Value
                                                 -----
TOTAL INVESTMENTS IN SECURITIES -- 96.2%
  (Cost $78,844,778**).................   $86,194,746
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 3.8%.....................   3,419,687
                                              -----------
NET ASSETS  -- 100.0%
 (equivalent to $10.88 per share based on
 8,235,696 shares outstanding)........... $89,614,433
                                              ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                    $10.88
 ($89,614,433 / 8,235,696)...............      ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $79,860,257. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                   Excess of value over tax cost $10,596,203
                   Excess of tax cost over value $(3,646,768)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                      Statement of Assets and Liabilities
                                 May 31, 2002


                                                                      Value
                                                                   -----------
 ASSETS
   Securities at value (Cost $78,844,778)......................... $86,194,746
   Foreign currency, at value (Cost $3,089,253)...................   3,163,285
   Cash...........................................................     165,486
   Dividends and interest receivable..............................     185,408
   Receivable for securities sold.................................     349,525
   Receivable for foreign taxes withheld..........................     153,246
   Unrealized appreciation on forward foreign currency contracts..      89,093
                                                                   -----------
      Total Assets................................................  90,300,789
                                                                   -----------
 LIABILITIES
   Payable for securities purchased...............................     587,306
   Investment advisory fee payable................................      64,016
   Administration fee payable.....................................       5,635
   Accrued expenses other.........................................      29,399
                                                                   -----------
      Total Liabilities...........................................     686,356
                                                                   -----------
 NET ASSETS....................................................... $89,614,433
                                                                   ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER                     $10.88
  SHARE ($89,614,433 / 8,235,696 shares outstanding)..............      ======


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         DIVERSIFIED REAL ESTATE FUND
                            Statement of Net Assets
                                 May 31, 2002


                                             Number of
                                              Shares      Value
                                             --------- ------------
            REAL ESTATE INVESTMENT TRUSTS -- 94.5%
            Apartments -- 25.6%
              AMLI Residential Properties
               Trust........................  22,200   $    541,236
              Apartment Investment &
               Management Co................  25,000      1,164,500
              Archstone-Smith Trust.........  54,657      1,476,286
              Avalonbay Communities.........  30,634      1,450,826
              BRE Properties, Inc...........  31,000        996,650
              Equity Residential Properties
               Trust........................  45,900      1,328,346
              Essex Property Trust..........  18,000        940,500
              Gables Residential Trust......  28,200        855,870
              Home Properties...............  30,000      1,061,400
              Summit Properties, Inc........  40,000        906,000
              United Dominion Realty
               Trust, Inc...................  47,500        752,875
                                                       ------------
                                                         11,474,489
                                                       ------------
            Diversified -- 10.0%
              Colonial Properties Trust.....  12,400        442,804
              Duke-Weeks Realty Corp........  36,678        992,507
              Eastgroup Properties..........  20,900        517,275
              Liberty Property Trust........  23,800        821,100
              Vornado Realty Trust..........  29,000      1,289,050
              Washington REIT...............  16,000        438,400
                                                       ------------
                                                          4,501,136
                                                       ------------
            Health Care -- 6.9%
              Health Care Property
               Investors....................  18,000        751,860
              Health Care Realty Trust......  25,000        752,500
              Health Care REIT..............  20,000        559,000
              Nationwide Health
               Properties, Inc..............  26,100        477,630
              Senior Housing................  38,000        539,220
                                                       ------------
                                                          3,080,210
                                                       ------------
            Hotel -- 2.1%
              Hospitality Properties........  26,000        918,580
                                                       ------------
            Office Properties -- 18.5%
              Arden Realty Group, Inc.......  32,500        877,500
              Boston Properties, Inc........  15,300        627,300
              Carramerica Realty Corp.......  29,400        926,100

                                             Number of
                                              Shares      Value
                                             --------- ------------
             REAL ESTATE INVESTMENT TRUSTS -- Continued
             Office Properties -- Continued
               Corporate Office Properties
                Trust.......................  45,000   $    629,100
               Cousins Properties, Inc......  29,600        800,384
               Crescent Real Estate
                Equities, Inc...............  38,500        750,750
               Equity Office Properties
                Trust.......................  38,607      1,163,615
               Highwood Properties, Inc.....  31,000        833,280
               Mack Cali Realty Corp........  25,800        898,614
               Prentiss Properties Trust....  25,000        801,250
                                                       ------------
                                                          8,307,893
                                                       ------------
             Other -- 2.2%
               Capital Auto.................  26,000        622,700
               Lexington Corp...............   9,000        146,610
               Plum Creek Timber Co.........   7,000        212,590
                                                       ------------
                                                            981,900
                                                       ------------
             Retail -- 16.9%
               CBL & Associates Properties,
                Inc.........................  15,900        601,020
               Equity One, Inc..............  38,000        520,220
               General Growth Properties,
                Inc.........................  19,000        923,970
               IRT Property Company.........  22,800        273,600
               Kimco Realty Corp............  23,750        757,625
               New Plan Excel Realty........  30,000        589,800
               Pan Pacific Retail
                Properties..................  23,650        749,232
               Regency Centers Corp.........  20,000        587,200
               Rouse Co.....................  12,300        410,205
               Simon Property Group,
                Inc.........................  31,500      1,073,205
               Sizeler Property
                Investments.................  48,000        475,680
               Taubman Centers, Inc.........  39,800        593,020
                                                       ------------
                                                          7,554,777
                                                       ------------
             Storage -- 4.2%
               Public Storage, Inc..........  24,600        903,804
               Shurgard Storage.............  11,000        384,450


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         DIVERSIFIED REAL ESTATE FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002


                                              Number of
                                               Shares      Value
                                              --------- ------------
            REAL ESTATE INVESTMENT TRUSTS -- Continued
            Storage -- Continued
              Sovran Self Storage, Inc.......  19,400   $    595,968
                                                        ------------
                                                           1,884,222
                                                        ------------
            Warehouse/Industrial -- 8.1%
              AMB Property Corp..............  25,000        728,750
              Centerpoint Properties
               Trust.........................  14,000        798,000
              First Industrial Realty Trust,
               Inc...........................  28,100        964,110
              Prologis Trust.................  47,620      1,140,499
                                                        ------------
                                                           3,631,359
                                                        ------------
            TOTAL REAL ESTATE INVESTMENT TRUSTS
              (Cost $36,425,249).............             42,334,566
                                                        ------------

                                 Number of
                                  Shares      Value
                                 --------- -----------
INVESTMENT COMPANIES -- 5.5%
Goldman Sachs Financial Square
 Prime Obligations Fund......... 1,265,502 $ 1,265,502
Provident Institutional Funds --
 TempFund....................... 1,193,008   1,193,008
                                           -----------
  TOTAL INVESTMENT COMPANIES
   (Cost $2,458,510)............             2,458,510
                                           -----------
TOTAL INVESTMENTS IN SECURITIES -- 100.0%
  (Cost $38,883,759**)..................    44,793,076
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.0%......................      15,448
                                           -----------
NET ASSETS -- 100.0%
 (equivalent to $11.42 per share based on
 3,923,399 shares outstanding)............ $44,808,524
                                           ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                     $11.42
  ($44,808,524 / 3,923,399)...............      ======

--------
 * Non-income producing securities.
** Aggregate cost for Federal income tax purposes is $38,905,239. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                    Excess of value over tax cost $5,887,837
                    Excess of tax cost over value $      -0-


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          LIMITED MATURITY BOND FUND
                            Statement of Net Assets
                                 May 31, 2002


                                       Par
                                      (000)           Value
                                      -----           -----
AGENCY OBLIGATIONS -- 31.0%
Federal Home Loan Mortgage Corp. -- 14.1%
Collateralized Mortgage Obligation
  5.50%, 09/15/23................. $     2,500    $   2,508,440
Debentures
  7.01%, 07/11/07.................       1,000        1,005,360
Discount Notes
  1.71%, 06/25/02.................       6,000        5,992,875
Mortgage Backed Securities
  6.00%, 04/01/14
   (Pool #E76190).................       7,326        7,527,147
  5.50%, 10/01/16
   (Pool #E01042).................       3,361        3,358,478
                                                  -------------
                                                     20,392,300
                                                  -------------
Federal National Mortgage Association -- 10.5%
Mortgage Backed Securities
  6.50%, 11/01/13
   (Pool #252098).................       3,085        3,205,985
  6.50%, 04/01/14
   (Pool #323654).................       5,428        5,641,418
  6.00%, 04/01/14
   (Pool #484807).................       1,283        1,315,629
  6.00%, 01/01/17
   (Pool #624250).................       4,901        4,986,308
                                                  -------------
                                                     15,149,340
                                                  -------------
Government National Mortgage Association -- 6.4%
Mortgage Backed Securities
  6.00%, 06/15/13
   (Pool #456934).................       1,587        1,637,854
  6.00%, 07/15/13
   (Pool #433894).................       2,049        2,114,289
  6.50%, 06/15/14
   (Pool #510976).................         531          553,846
  6.50%, 11/15/15
   (Pool #479694).................         932          969,536
  5.50%, 09/15/16
   (Pool #564803).................       1,711        1,717,615
  5.50%, 10/15/16
   (Pool #570640).................         140          140,071
  6.00%, 04/15/17
   (Pool #552489).................       1,993        2,038,862
                                                  -------------
                                                      9,172,073
                                                  -------------
  TOTAL AGENCY OBLIGATIONS
   (Cost $43,703,575).............                   44,713,713
                                                  -------------

                                    Par
                                   (000)        Value
                                   -----        -----
DOMESTIC CORPORATE BONDS -- 36.4%
Automotive -- 3.4%
Ford Motor Credit Corp.
  6.00%, 01/14/03.............. $     2,800 $   2,842,000
General Motors Acceptance Corp.
  6.125%, 09/15/06.............       2,000     2,050,000
                                            -------------
                                                4,892,000
                                            -------------
Banking -- 1.8%
Wachovia Corp.
  6.70%, 06/21/04..............       2,500     2,638,675
                                            -------------
Beverages -- 2.1%
Pepsico Inc. Medium Term Note
  5.75%, 01/02/03..............       3,000     3,056,250
                                            -------------
Chemicals -- 1.4%
E.I. duPont deNemours & Co.
 Medium Term Note
  6.00%, 03/06/03..............       2,000     2,052,500
                                            -------------
Computers -- 2.4%
Hewlett Packard Company
  7.15%, 06/15/05..............       1,350     1,425,937
Sun Microsystems, Inc.
  7.65%, 08/15/09..............       2,000     2,085,228
                                            -------------
                                                3,511,165
                                            -------------
Consumer Staples -- 1.6%
Unilever Capital Corp.
  6.75%, 11/01/03..............       2,165     2,267,838
                                            -------------
Entertainment -- 2.1%
AOL Time Warner
  6.125%, 4/15/06..............       3,000     2,982,414
                                            -------------
Finance -- 9.5%
Associates Corp. North America
  6.50%, 07/15/02..............       2,000     2,009,221
CIT Group
  7.50%, 11/14/03..............       2,000     1,995,000
Citigroup, Inc.**
  2.06%, 07/17/03..............       1,750     1,752,188
Duke Capital**
  2.55%, 02/28/03..............       2,800     2,800,000
Household Finance**
  2.91%, 09/12/03..............       2,500     2,509,580


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          LIMITED MATURITY BOND FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                        Par
                                       (000)        Value
                                       -----        -----
DOMESTIC CORPORATE BONDS -- Continued
Finance -- Continued
Natural Rural Utilities Cooperative
  5.25%, 07/15/04.................. $     2,675 $   2,719,683
                                                -------------
                                                   13,785,672
                                                -------------
Food & Beverage -- 2.3%
Kellogg Co.
  5.50%, 04/01/03..................       2,250     2,292,188
  6.00%, 04/01/06..................       1,000     1,040,326
                                                -------------
                                                    3,332,514
                                                -------------
Home Furnishings -- 1.7%
Leggett & Platt, Inc.
  7.65%, 02/15/05..................       2,250     2,400,104
                                                -------------
Manufacturing -- 1.8%
Honeywell, Inc.
  6.125%, 11/01/11.................       1,500     1,515,000
Minnesota Mining &
 Manufacturing Co.
  5.62%, 07/15/09..................       1,118     1,137,920
                                                -------------
                                                    2,652,920
                                                -------------
Pharmaceuticals -- 1.0%
Merck & Co.
  4.125%, 01/18/05.................       1,500     1,511,250
                                                -------------
Telecommunications -- 1.4%
Motorola, Inc.
  6.75%, 02/01/06..................       2,000     1,987,500
                                                -------------
Utilities-Gas/Gas & Electric -- 3.9%
Baltimore Gas & Electric
  6.50%, 02/15/03..................       3,000     3,074,262
Consolidated Natural Gas Co.
  5.75%, 08/01/03..................         475       486,875
Wisconsin Electric Power
  6.625%, 12/01/02.................       2,000     2,040,000
                                                -------------
                                                    5,601,137
                                                -------------
  TOTAL DOMESTIC CORPORATE BONDS
   (Cost $51,546,439)..............                52,671,939
                                                -------------

                                 Par
                                (000)        Value
                                -----        -----
FOREIGN BONDS -- 4.4%
Sovereign Agency -- 1.9%
Japan Bank for International
 Cooperation
  7.125%, 06/20/05.......... $     2,500 $   2,689,843
                                         -------------
International Finance -- 2.5%
KFW International
  4.75%, 01/24/07...........       2,050     2,053,206
Oesterreich Kontrollbank
  5.125%, 03/20/07..........       1,500     1,518,750
                                         -------------
                                             3,571,956
                                         -------------
  TOTAL FOREIGN BONDS
   (Cost $6,039,059)........                 6,261,799
                                         -------------
ASSET-BACKED SECURITIES -- 0.4%
Recreational Vehicles -- 0.4%
CIT RV Trust 1998-A A3
  5.99%, 05/15/09...........         567       569,817
                                         -------------
  TOTAL ASSET-BACKED SECURITIES
   (Cost $567,435)..........                   569,817
                                         -------------
FOREIGN TREASURY OBLIGATIONS -- 0.9%
Foreign Treasury Bills -- 0.9%
Canada Treasury Bill
  2.54%, 09/26/02...........       2,007     1,305,172
                                         -------------
  TOTAL FOREIGN TREASURY
   OBLIGATIONS
   (Cost $1,254,141)........                 1,305,172
                                         -------------
U.S. TREASURY OBLIGATIONS -- 6.6%
U.S. Treasury Bills -- 4.2%
  1.70%, 06/20/02...........       6,000     5,994,333
                                         -------------
U.S. Treasury Notes -- 2.4%
  3.25%, 05/31/04...........       2,500     2,505,078
  5.00%, 02/15/11...........       1,000     1,001,368
                                         -------------
                                             3,506,446
                                         -------------
  TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $9,515,707)........                 9,500,779
                                         -------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          LIMITED MATURITY BOND FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002



                                      Par
                                     (000)        Value
                                     -----        -----
REPURCHASE AGREEMENTS -- 14.0%
Banc of America Securities LLC
(Agreement dated 5/31/02 to be
 repurchased at $4,261,614
 collateralized by $2,800,000
 (Value $4,383,680) U.S. Treasury
 Notes, 11.25%, due 2/15/15)
 1.73%, 06/03/02................. $     4,261 $   4,261,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $4,000,590
 collateralized by $3,750,000
 (Value $4,090,119) U.S. Treasury
 Notes, 8.375%, due 8/15/08)
 1.77%, 06/03/02.................       4,000     4,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $4,000,567
 collateralized by $3,970,000
 (Value $4,080,008) U.S. Treasury
 Notes, 6.375%, due 8/15/02)
 1.70%, 06/03/02.................       4,000     4,000,000
Morgan Stanley Securities, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $4,000,580
 collateralized by $3,240,000
 (Value $4,098,732) U.S. Treasury
 Notes, 8.0%, due 11/15/21)
 1.74%, 06/03/02.................       4,000     4,000,000
State Street Bank & Trust Co.
(Agreement dated 5/31/02 to be
 repurchased at $4,000,580
 collateralized by $3,160,000
 (Value $4,063,972) U.S. Treasury
 Notes, 8.125%, due 8/15/19)
 1.74%, 06/03/02.................       4,000     4,000,000
                                              -------------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $20,261,000)............                20,261,000
                                              -------------

                                 Number of
                                  Shares        Value
                                 ---------      -----
INVESTMENT COMPANIES -- 4.8%
Goldman Sachs Financial Square
 Prime Obligations Fund.........  3,500,000 $   3,500,000
Provident Institutional Funds --
  TempFund......................  3,500,000     3,500,000
                                            -------------
  TOTAL INVESTMENT COMPANIES
   (Cost $7,000,000)............                7,000,000
                                            -------------
TOTAL INVESTMENTS IN SECURITIES -- 98.5%
  (Cost $139,887,356*)..........              142,284,219
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 1.5%.......................     2,141,708
                                            -------------
NET ASSETS -- 100.0%
 (equivalent to $10.34 per share based on
 13,964,949 shares outstanding)............ $ 144,425,927
                                            =============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                        $10.34
  ($144,425,927 / 13,964,949)..............        ======

--------
 * Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                   Excess of value over tax cost $2,406,801
                   Excess of tax cost over value $  (30,425)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            TOTAL RETURN BOND FUND
                            Statement of Net Assets
                                 May 31, 2002


                                     Par
                                    (000)     Value
                                    -----     -----
AGENCY OBLIGATIONS -- 41.5%
Federal Home Loan Mortgage Corp. -- 4.5%
Collateralized Mortgage Obligation
  8.00%, 10/01/29 (Pool #C00879).. $    92 $     97,586
  8.00%, 06/01/30 (Pool #C39741)..     125      132,921
  8.00%, 08/01/30 (Pool #C41483)..     361      383,584
  8.00%, 09/01/30 (Pool #C41949)..      11       11,982
  8.00%, 12/01/30 (Pool #C01104)..     517      549,036
  8.00%, 12/01/30 (Pool #C45813)..       7        7,428
  8.00%, 05/01/31 (Pool #C01198)..      57       60,845
  8.00%, 06/01/31 (Pool #C01209)..     617      655,385
Mortgage Backed Securities
  6.00%, 02/01/14 (Pool #E74547)..     608      625,396
  6.50%, 09/01/24 (Pool #G00320)..   1,458    1,495,308
  7.50%, 07/01/26 (Pool #D72963)..      77       80,888
  6.50%, 10/01/27 (Pool #C00561)..      18       18,050
  7.50%, 10/01/27 (Pool #D82914)..      96      100,589
  6.50%, 10/01/27 (Pool #D83095)..      13       13,710
  6.50%, 10/01/27 (Pool #D83337)..     342      349,903
  7.00%, 11/01/27 (Pool #D83947)..     786      814,556
  6.50%, 06/01/29 (Pool #C27091)..     299      304,749
  7.50%, 09/01/30 (Pool #G01131)..     135      141,161
                                           ------------
                                              5,843,077
                                           ------------
Federal National Mortgage Association -- 21.7%
Collateralized Mortgage Obligation
  6.00%, 03/25/23.................   1,250    1,292,125
Medium Term Notes
  7.00%, 08/27/12.................   1,000    1,040,510
Mortgage Backed Securities
  7.00%, 04/01/04 (Pool #377898)..      54       55,548
  7.50%, 10/01/07 (Pool #177233)..      73       77,851
  6.00%, 01/01/09 (Pool #265989)..     660      682,016
  7.00%, 04/01/11 (Pool #338884)..     168      177,078
  6.00%, 12/01/16 (Pool #614235)..   1,210    1,231,246
  7.50%, 08/01/26 (Pool #349416)..      62       65,190
  8.00%, 09/01/26 (Pool #250675)..     115      123,048
  7.00%, 04/01/27 (Pool #313458)..     230      238,980
  8.00%, 08/01/27 (Pool #392496)..     259      277,485
  8.00%, 09/01/27 (Pool #398392)..       8        8,675
  8.00%, 10/01/27 (Pool # 331320).      42       45,439
  7.50%, 10/01/27 (Pool #395593)..     247      260,170
  8.00%, 10/01/27 (Pool #395770)..       4        3,768
  7.50%, 10/01/27 (Pool #396031)..     346      364,188
  7.00%, 10/01/27 (Pool #398928)..     146      151,296

                                     Par
                                    (000)        Value
                                    -----        -----
AGENCY OBLIGATIONS -- Continued
Federal National Mortgage Association -- Continued
  6.50%, 10/01/27 (Pool #399065).. $   191    $    195,007
  8.00%, 10/01/27 (Pool #399081)..     258         276,806
  8.00%, 10/01/27 (Pool #402178)..      77          82,666
  7.00%, 11/01/27 (Pool #251286)..     374         387,440
  6.50%, 11/01/27 (Pool #402786)..      93          94,548
  6.50%, 12/01/27 (Pool #354802)..     375         383,480
  6.50%, 01/01/28 (Pool #406700)..   1,151       1,174,237
  7.00%, 03/01/29 (Pool #491183)..   1,368       1,414,743
  6.50%, 06/01/29 (Pool #490861)..   2,710       2,763,120
  7.50%, 10/01/29 (Pool #252806)..     738         773,494
  7.50%, 04/01/30 (Pool #534171)..      37          35,228
  7.50%, 08/01/30 (Pool #539623)..     582         608,755
  7.50%, 01/01/31 (Pool #562502)..      61          63,930
  8.00%, 02/01/31 (Pool #253644)..   1,471       1,561,913
  7.50%, 04/01/31 (Pool #576245)..      99         103,788
  7.50%, 04/01/31 (Pool #577475)..      10          10,228
  7.00%, 07/01/31 (Pool #253907)..   3,601       3,724,145
  7.50%, 07/01/31 (Pool #592239)..     640         670,222
  7.50%, 08/01/31 (Pool #545137)..     391         409,033
  6.50%, 02/01/32 (Pool #254199)..   6,900       7,016,321
                                              ------------
                                                27,843,717
                                              ------------
Government National Mortgage Association -- 15.3%
Mortgage Backed Securities
  7.00%, 02/15/12 (Pool #393360)..     164         173,200
  9.00%, 05/15/16 (Pool #163606)..       3           3,605
  9.00%, 11/15/16 (Pool #181127)..      68          75,387
  9.00%, 11/15/16 (Pool #183984)..       4           4,590
  7.00%, 02/15/17 (Pool #555869)..   1,057       1,114,224
  8.00%, 05/15/17 (Pool #180719)..      24          26,004
  8.00%, 05/15/17 (Pool #217626)..      23          25,444
  9.00%, 04/15/18 (Pool #236277)..       5           5,195
  10.00%, 05/15/19 (Pool #274305).      13          14,891
  9.00%, 11/15/19 (Pool #247019)..      33          36,855
  9.00%, 06/15/21 (Pool #305720)..      66          72,219
  9.00%, 06/15/21 (Pool #309078)..      88          97,261
  9.00%, 07/15/21 (Pool #309027)..      13          13,972
  9.00%, 07/15/21 (Pool #309084)..      27          29,402
  9.00%, 08/15/21 (Pool #296154)..      26          28,289
  9.00%, 08/15/21 (Pool #306259)..      70          77,177
  9.00%, 09/15/21 (Pool #272061)..      20          21,813
  9.00%, 09/15/21 (Pool #305911)..      16          17,300
  9.00%, 09/15/21 (Pool #308283)..      31          34,595


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            TOTAL RETURN BOND FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                    Par
                                   (000)        Value
                                   -----        -----
AGENCY OBLIGATIONS -- Continued
Government National Mortgage Association -- Continued
  9.00%, 09/15/21 (Pool #308920). $    95    $    104,727
  9.00%, 09/15/21 (Pool #313023).       5           5,314
  9.00%, 09/15/21 (Pool #314939).       5           5,123
  8.00%, 02/15/23 (Pool #332531).     573         617,485
  7.00%, 05/20/24 (Pool #1716)...      81          83,744
  7.00%, 10/15/25 (Pool #409958).     213         221,758
  7.00%, 01/15/26 (Pool #382719).     153         159,390
  7.00%, 01/15/26 (Pool #422404).      83          86,690
  6.50%, 02/15/26 (Pool #405214).      96          98,271
  7.00%, 02/15/26 (Pool #421686).     485         504,809
  6.50%, 02/15/26 (Pool #425085).      65          66,963
  6.50%, 03/15/26 (Pool #395468).     112         114,976
  7.00%, 01/15/27 (Pool #436748).     219         227,138
  7.00%, 02/15/27 (Pool #428935).     198         205,317
  7.00%, 08/15/27 (Pool #443508).     105         108,851
  8.50%, 08/15/27 (Pool #453213).     149         161,630
  8.00%, 09/15/27 (Pool #453740).      50          53,268
  7.00%, 09/15/27 (Pool #453980).     190         197,546
  7.00%, 09/15/27 (Pool #454825).      10          10,907
  7.00%, 10/15/27 (Pool #445227).     171         177,467
  7.00%, 10/15/27 (Pool #453576).      55          56,673
  7.00%, 10/15/27 (Pool #455319).     153         159,048
  7.00%, 11/15/27 (Pool #452737).     260         269,712
  7.00%, 12/15/27 (Pool #443780).     170         176,518
  7.00%, 04/15/28 (Pool #471672).      27          28,508
  6.50%, 07/15/28 (Pool #468090).     688         702,345
  6.50%, 12/15/28 (Pool #471541).     948         968,155
  6.50%, 01/15/29 (Pool #490890).     657         669,835
  7.00%, 03/15/29 (Pool #470151).   1,346       1,396,094
  7.50%, 10/15/29 (Pool #505982).     846         891,265
  7.50%, 10/15/29 (Pool #510550).   1,353       1,425,792
  7.50%, 10/15/29 (Pool #521954).     364         384,086
  7.50%, 12/15/29 (Pool #434626).   2,308       2,433,247
  7.00%, 11/15/31 (Pool #574850).   2,452       2,543,853
  6.50%, 04/15/32 (Pool #587032).   2,497       2,542,795
                                             ------------
                                               19,730,723
                                             ------------
  TOTAL AGENCY OBLIGATIONS
   (Cost $51,837,456)............              53,417,517
                                             ------------

                                    Par
                                   (000)     Value
                                   -----     -----
DOMESTIC CORPORATE BONDS -- 27.9%
Automotive -- 3.6%
Ford Motor Co.
  6.375%, 02/01/29............... $ 1,500 $  1,275,000
GMAC
  5.48%, 12/16/02................   2,000    2,032,500
  8.00%, 11/01/31................   1,250    1,342,188
                                          ------------
                                             4,649,688
                                          ------------
Banking and Financial Services -- 10.4%
American Express Credit Corp.
  7.45%, 08/10/05................   1,000    1,096,140
Bank One FRN
  2.12%, 02/14/03................   2,125    2,127,656
CIT Group, Inc.
  5.625%, 10/15/03...............   1,000      982,500
GE Capital Corp.
  6.75%, 03/15/32................   1,225    1,212,750
Household Financial FRN
  2.91%, 09/12/03................   1,250    1,254,790
Household Financial
  6.75%, 05/15/11................   1,250    1,248,366
J.P. Morgan, Inc.
  6.625%, 03/15/12...............   1,250    1,285,938
John Deere FRN
  2.15%, 01/22/03................   1,060    1,058,675
Merrill Lynch, Inc. FRN
  2.45%, 05/21/04................   1,060    1,061,325
Tyco Capital FRN
  2.46%, 04/07/03................   2,125    2,098,438
                                          ------------
                                            13,426,578
                                          ------------
Computer Software -- 2.7%
IBM
  7.00%, 10/30/25................   1,325    1,374,715
Sun MicroSystems
  7.65%, 08/15/09................   2,000    2,085,228
                                          ------------
                                             3,459,943
                                          ------------
Consumer Goods & Services -- 2.1%
Unilever
  6.75%, 11/01/03................   1,350    1,414,125
  7.125%, 11/01/10...............   1,250    1,362,500
                                          ------------
                                             2,776,625
                                          ------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            TOTAL RETURN BOND FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                  Par
                                 (000)        Value
                                 -----        -----
DOMESTIC CORPORATE BONDS -- Continued
Defense -- 1.1%
United Technology
  7.50%, 09/15/29.............. $ 1,250    $  1,382,813
                                           ------------
Electrical & Electronic -- 1.1%
Motorola, Inc.
  6.50%, 11/15/28..............   1,750       1,371,563
                                           ------------
Environmental Services -- 1.0%
Honeywell
  6.125%, 11/01/11.............   1,250       1,262,500
                                           ------------
Food & Beverages -- 2.1%
Anheuser Busch Co., Inc.
  6.75%, 06/01/05..............     500         500,000
Kellogg Co.
  5.50%, 04/01/03..............   2,125       2,164,844
                                           ------------
                                              2,664,844
                                           ------------
Oil & Exploration -- 0.9%
El Paso Corp.
  7.00%, 05/15/11..............   1,250       1,209,375
                                           ------------
Oil & Gas Utility -- 1.0%
Conoco Funding
  7.25%, 10/15/31..............   1,200       1,288,500
                                           ------------
Telecommunications -- 1.9%
AOL Time Warner
  6.625%, 05/15/29.............   1,330       1,135,582
Verizon
  7.375%, 04/01/32.............   1,250       1,260,938
                                           ------------
                                             2,396,520
                                           ------------
  TOTAL DOMESTIC CORPORATE BONDS
   (Cost $35,364,232)..........              35,888,949
                                           ------------
FOREIGN TREASURY OBLIGATIONS -- 0.8%
Foreign Treasury Bills
Canada Treasury Bill
  2.54%, 09/26/02..............   1,605       1,043,748
                                           ------------
  TOTAL FOREIGN TREASURY
   OBLIGATIONS
   (Cost $1,002,938)...........               1,043,748
                                           ------------

                                       Par
                                      (000)     Value
                                      -----     -----
U.S. TREASURY OBLIGATIONS -- 6.3%
U.S. Treasury Bonds
  6.00%, 02/15/26................... $ 6,000 $  6,163,596
  6.25%, 05/15/30...................   1,780    1,905,784
                                             ------------
  TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $7,925,228)................            8,069,380
                                             ------------
REPURCHASE AGREEMENTS -- 16.6%
Banc of America Securities LLC
(Agreement dated 5/31/02 to be
 repurchased at $4,355,628
 collateralized by $2,850,000 (Value
 $4,461,960) U.S. Treasury Notes,
 11.25%, due 2/15/15)
 1.73%, 06/03/02....................   4,355    4,355,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $5,000,738
 collateralized by $3,770,000 (Value
 $5,112,832) U.S. Treasury Notes,
 13.875%, due 5/15/11)
 1.77%, 06/03/02....................   5,000    5,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/02 to be
 repurchased at $4,000,567
 collateralized by $3,970,000 (Value
 $4,080,008) U.S. Treasury Notes,
 6.375%, due 8/15/02)
 1.70%, 06/03/02....................   4,000    4,000,000
Morgan Stanley
(Agreement dated 5/31/02 to be
 repurchased at $4,000,580
 collateralized by $3,010,000 (Value
 $4,082,128) U.S. Treasury Notes,
 13.875%, due 5/15/11)
 1.74%, 06/03/02....................   4,000    4,000,000
State Street Bank & Trust Co.
(Agreement dated 5/31/02 to be
 repurchased at $4,000,580
 collateralized by $3,160,000 (Value
 $4,063,972) U.S. Treasury Notes,
 8.125%, due 8/15/19)
 1.74%, 06/03/02....................   4,000    4,000,000
                                             ------------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $21,355,000)...............           21,355,000
                                             ------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            TOTAL RETURN BOND FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002


                               Number of
                                Shares      Value
                               ---------    -----
INVESTMENT COMPANIES -- 6.8%
BlackRock Strategic Bond Trust   107,667 $  1,577,322
Goldman Sachs Financial Square
 Prime Obligations Fund....... 1,304,348    1,304,348
Offit High Yield Bond Fund....   727,325    5,891,333
                                         ------------
  TOTAL INVESTMENT COMPANIES
   (Cost $9,511,806).................       8,773,003
                                         ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.9%
  (Cost $126,996,660*)................    128,547,597
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.1%....................      169,722
                                         ------------
NET ASSETS -- 100.0%
 (equivalent to $9.84 per share based on
 13,078,891 shares outstanding)......... $128,717,319
                                         ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                     $9.84
 ($128,717,319 / 13,078,891)............        =====

--------
 * Cost for Federal income tax purposes is $127,459,720. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                   Excess of value over tax cost $ 2,286,061
                   Excess of tax cost over value $(1,198,184)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                                 May 31, 2002


                                        Par
                                       (000)     Value
                                       -----     -----
DISTRICT OF COLUMBIA -- 1.3%
Washington D.C., Metropolitan Transit
 Authority, RB, INS: FGIC
  6.00%, 07/01/09.................... $   600 $    676,806
                                              ------------
MARYLAND -- 93.2%
Annapolis, GO, CPI
  5.00%, 11/01/16....................     440      451,427
Anne Arundel County, GO
  6.50%, 05/15/05....................     500      552,975
Baltimore City, GO, CPI, INS: FGIC
  5.00%, 10/15/16....................     500      513,375
Baltimore City, GO, INS: MBIA
  7.00%, 10/15/10....................     450      544,396
Baltimore City, RB, Refunding -- Auto
 Parking Revenue, INS: FGIC
  5.90%, 07/01/13....................   1,000    1,140,690
Baltimore City, RB, Waste Water
 Project, INS: FGIC
  5.00%, 07/01/22....................   1,000      999,960
  5.50%, 07/01/26....................     300      307,752
Baltimore County, COP, Equipment
 Acquisition Program
  5.00%, 08/01/07....................     250      269,740
Baltimore County, GO
  5.00%, 06/01/31....................     500      491,505
Baltimore, COP, Board of Education
 Administration, INS: MBIA
  5.25%, 04/01/07....................     500      541,030
Baltimore, RB, School Systems
  4.85%, 11/01/11....................     450      474,102
  5.125%, 11/01/14...................     455      478,928
Cecil County, GO, CPI
  5.00%, 08/01/09....................     655      704,236
Charles County, GO
  6.25%, 06/01/02....................     500      500,060
Frederick County, GO
  5.00%, 12/01/08....................     400      432,628
  5.00%, 08/01/09....................     500      517,020
  5.25%, 07/01/12....................     250      268,042
Frederick MD, GO, GPI
  5.00%, 12/01/08....................     500      541,690

                                      Par
                                     (000)     Value
                                     -----     -----
MARYLAND -- Continued
Harford County, GO, CPI, UT
  5.50%, 12/01/07.................. $   920 $  1,021,338
  5.00%, 12/01/14..................     125      129,878
Harford County, GO, CPI, UT,
 Prerefunded 12/1/07 @ 102
  5.00%, 12/01/14..................     125      137,678
Howard County, GO, CPI
  5.00%, 02/15/06..................     650      695,350
  5.00%, 08/15/07..................     750      811,485
Howard County, GO, Prerefunded
 8/15/03 @ 102
  5.25%, 08/15/12..................     250      265,745
Maryland Environmental Services --
 Cecil County, RB, Landfill Project
  5.125%, 09/01/10.................     180      189,306
  5.30%, 09/01/12..................     250      263,940
Maryland National Capital Park &
 Planning Commission -- Prince
 George's County, GO, GPI,
 Prerefunded 7/01/03 @ 102
  5.15%, 07/01/11..................      10       10,570
Maryland National Capital Park &
 Planning Commission -- Prince
 George's County, GO, Unrefunded
 Balance
  6.25%, 01/15/05..................     200      217,830
  5.15%, 07/01/11..................     290      299,950
  5.375%, 01/15/14.................     450      474,296
Maryland State & Local Facilities,
 GO, GPI
  5.00%, 07/15/04..................     500      528,715
  5.00%, 10/15/04..................   1,000    1,064,050
  5.25%, 06/15/06..................     500      542,575
  5.50%, 08/01/10..................   1,000    1,107,850
Maryland State Community
 Development, RB, Administration
 Department of Housing &
 Community Development,
 Infrastructure, INS: MBIA
  5.125%, 06/01/17.................     325      328,926
  5.15%, 06/01/22..................     390      391,517


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002

                                         Par
                                        (000)        Value
                                        -----        -----
MARYLAND -- Continued
Maryland State Community
 Development, RB, Administration
 Department of Housing &
 Community Development,
 Multi-family
  5.05%, 05/15/18..................... $   185    $    183,994
Maryland State Community
 Development, RB, Administration
 Department of Housing &
 Community Development,
 Single Family
  5.30%, 09/01/10.....................     250         258,013
  4.45%, 04/01/12.....................   1,000         991,310
  5.80%, 04/01/17.....................     315         323,659
Maryland State Department of
 Transportation, RB
  5.00%, 02/01/06.....................     500         534,000
Maryland State Economic
 Development, RB, Infrastructure,
 University of Maryland-College Park
 Project, INS: AMBAC
  5.00%, 07/01/04.....................     500         527,680
  5.375%, 07/01/14....................     500         536,900
  5.00%, 07/01/19.....................     220         222,391
Maryland State Health & Higher
 Educational Facilities Authority,
 College of Notre Dame, INS: MBIA
  4.45%, 10/01/12.....................     290         293,419
  5.30%, 10/01/18.....................     460         476,036
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 Board of Child Care
  5.50%, 07/01/13.....................     800         850,192
  5.375%, 07/01/32....................     500         494,465
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 Helix Health Inc., INS: AMBAC, ETM
  5.125%, 07/01/11....................     600         648,546
  5.125%, 07/01/12....................     555         599,161
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 Refunding, Johns Hopkins Hospital
  5.00%, 05/15/34.....................   1,000         952,530

                                         Par
                                        (000)     Value
                                        -----     -----
MARYLAND -- Continued
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 Refunding, Johns Hopkins University
  5.00%, 07/01/11..................... $   500 $    534,965
  5.125%, 07/01/11....................     600      642,738
  5.25%, 07/01/16.....................     750      786,143
  5.25%, 07/01/17.....................     500      522,720
  5.125%, 07/01/20....................     500      505,745
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 Loyola College
  5.00%, 10/01/39.....................     750      714,683
Maryland State Industrial
 Development, RB, IDA, American
 Center for Physics, SPA: American
 Institute of Physics
  5.25%, 12/15/14.....................     500      531,180
Maryland State Transportation
 Authority, RB
  5.80%, 07/01/06.....................     775      853,515
  5.75%, 07/01/15.....................     150      150,291
Maryland Water Quality Financing
 Administration, RB, Revolving Loan
 Fund, Prerefunded 9/01/03 @ 100
  5.40%, 09/01/12.....................     300      314,034
Montgomery County, COP, GPI,
 Equipment Acquisition Program
  4.50%, 06/01/06.....................     500      526,265
Montgomery County, GO, CPI
  5.75%, 07/01/06.....................     400      442,024
  5.00%, 05/01/18.....................   1,000    1,022,090
Montgomery County, RB, Economic
 Development Revenue, Trinity
 Health Care Group
  5.50%, 12/01/16.....................     930      982,052
Montgomery County, RB, Housing
 Opportunity Community Housing
 Multi-Family, Avalon Knoll
  5.70%, 07/01/10.....................     150      159,474
Montgomery County Revenue
 Authority, RB, Olney Indoor Swim
 Project
  5.25%, 10/01/12.....................     250      260,263


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                      Statement of Net Assets --Concluded
                                 May 31, 2002

                                         Par
                                        (000)        Value
                                        -----        -----
MARYLAND -- Continued
Ocean City, GO, INS: FGIC
  5.00%, 03/01/09..................... $   450    $    482,364
Prince George's County, GO, CPI, INS:
 MBIA
  5.20%, 03/15/08.....................     500         533,275
  5.25%, 03/15/15.....................     400         418,080
Prince George's County, GO, INS:
 AMBAC
  5.25%, 03/15/03.....................     500         513,920
Prince George's County, RB, IDA
  6.00%, 07/01/09.....................     675         729,493
  5.00%, 10/01/12.....................     500         530,270
Queen Anne's County, GO, INS: FGIC
  5.00%, 11/15/10.....................     400         430,196
Saint Mary's College, GO, INS: AMBAC
  5.55%, 09/01/30.....................     500         513,890
Saint Mary's County, GO, Prerefunded
 10/1/09 @ 101
  5.50%, 10/01/14.....................   1,000       1,117,350
Saint Mary's County, GO, CPI,
 Refunding
  5.00%, 10/01/09.....................     145         156,311
Saint Mary's County, GO, Refunding,
 St. Mary's Hospital
  5.00%, 10/01/09.....................     880         948,649
Talbot County, GO
  5.00%, 03/15/12.....................     480         512,885
University of Maryland, RB, Refunding,
 Auxiliary Facilities & Tuition
  5.125%, 04/01/13....................     400         417,644
  5.00%, 04/01/15.....................     500         513,420
Washington County, GO, INS: FGIC
  5.25%, 01/01/06.....................     200         207,034
  5.00%, 01/01/16.....................     675         694,406
  5.50%, 01/01/20.....................     300         314,310
Washington Suburban Sanitary District,
 GO, General Construction
  5.25%, 06/01/24.....................     440         446,213
  5.00%, 06/01/09.....................     500         536,505
Wicomico County, GO, INS: FGIC
  5.00%, 02/01/15.....................     755         781,787

                                         Par
                                        (000)        Value
                                        -----        -----
MARYLAND -- Continued
Worcester County, GO
  5.20%, 08/01/08.................... $  1,310    $  1,400,940
                                                  ------------
                                                    47,249,975
                                                  ------------
PUERTO RICO -- 3.7%
Children's Trust Fund, RB, Puerto
 Rico Tobacco
  6.00%, 07/01/26....................      750         780,090
Puerto Rico Public Finance Corp., RB,
 INS: AMBAC
  5.50%, 08/01/27....................    1,000       1,084,620
                                                  ------------
                                                     1,864,710
                                                  ------------
  TOTAL MUNICIPAL BONDS
   (Cost $48,189,657).........................      49,791,491
                                                  ------------

                                       Number
                                      of Shares      Value
                                      ---------      -----
INVESTMENT COMPANIES -- 1.2%
Goldman Sachs Financial Square
 Tax-Free Money Market Fund..........  405,661         405,661
Provident Institutional Funds --
 MuniFund............................  206,400         206,400
                                                  ------------
  TOTAL INVESTMENT COMPANIES
   (Cost $612,061)............................         612,061
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.4%
  (Cost $48,801,718*)..........................     50,403,552
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.6%.............................      316,339
                                                  ------------
NET ASSETS -- 100.0%
 (equivalent to $11.03 per share based on
 4,597,778 shares outstanding)................... $ 50,719,891
                                                  ------------
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                             $11.03
 ($50,719,891 / 4,597,778).......................       ======

--------
 * Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                   Excess of value over tax cost $1,637,912
                   Excess of tax cost over value $  (36,078)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                                 May 31, 2002



                                         Par
                                        (000)     Value
                                        -----     -----
ALABAMA -- 4.0%
Alabama State, GO, Zero Coupon Bond
  0.00%, 10/01/05..................... $ 3,520 $  3,170,781
                                               ------------
ARIZONA -- 9.2%
Arizona State University, RB,
 Refunding Bonds, INS: FSA
  5.25%, 07/01/11.....................   2,000    2,168,000
Arizona Water Infrastructure Financial
 Authority, RB
  5.375%, 10/01/11....................   2,000    2,200,680
Mesa, GO, INS: AMBAC
  6.00%, 07/01/02.....................   1,000    1,003,364
Tucson, GO, Refunding Bonds
  5.00%, 07/01/11.....................   1,805    1,919,960
                                               ------------
                                                  7,292,004
                                               ------------
COLORADO -- 2.8%
Arapahoe County School District No. 5,
 GO, SAW, Cherry Creek
  5.25%, 12/15/07.....................   1,000    1,095,140
Regional Transportation District, RB,
 Sales Tax Revenue, INS: AMBAC
  5.25%, 11/01/11.....................   1,000    1,090,590
                                               ------------
                                                  2,185,730
                                               ------------
CONNECTICUT -- 1.0%
Stamford, GO, Refunding Bonds
  4.30%, 07/15/11.....................     750      766,433
                                               ------------
DELAWARE -- 2.6%
Delaware Transportation Authority,
 RB, Prerefunded 7/1/02 @ 102
  5.70%, 07/01/06.....................   2,000    2,046,140
                                               ------------
DISTRICT OF COLUMBIA -- 1.3%
District of Columbia, RB, Howard
 University, INS: MBIA
  5.25%, 10/01/02.....................   1,000    1,011,950
                                               ------------
FLORIDA -- 5.8%
Broward County, RB, Resource
 Recovery, Wheelabrator
  5.00%, 12/01/02.....................   1,000    1,013,680
Florida State, RB, Dept. of
 Environmental Protection
  5.75%, 07/01/07.....................   1,000    1,109,100

                                        Par
                                       (000)     Value
                                       -----     -----
FLORIDA -- Continued
Hillsborough County School District,
 RB, Sales Tax Revenue, INS: AMBAC
  5.00%, 10/01/11.................... $ 1,310 $  1,398,412
St. Lucie County, RB, INS: MBIA
  5.50%, 04/01/10....................   1,000    1,098,430
                                              ------------
                                                 4,619,622
                                              ------------
GEORGIA -- 8.9%
Chatham County School District,
 GO, INS: MBIA, Prerefunded
 8/1/03 @ 102
  6.75%, 08/01/18....................   1,000    1,078,580
Fulton County, GO, Prerefunded
 1/01/04 @ 102
  5.40%, 01/01/08....................   1,000    1,067,680
Georgia State, GO
  6.50%, 12/01/03....................   1,500    1,598,070
  5.50%, 08/01/06....................   2,000    2,189,800
Private Colleges & University
 Authority, RB, Emory University
  5.25%, 09/01/11....................   1,000    1,085,230
                                              ------------
                                                 7,019,360
                                              ------------
ILLINOIS -- 4.2%
Illinois State, RB, Highway Toll
 Authority, Prerefunded
 01/01/03 @ 102
  6.375%, 01/01/15...................   1,500    1,570,335
Univ. of Illinois, COP, MBIA, Utility
 Infrastructure Projects
  5.75%, 08/15/08....................   1,605    1,781,807
                                              ------------
                                                 3,352,142
                                              ------------
IOWA -- 2.0%
Cedar Falls, BAN, RB, Community
 School, Infrastructure
  5.00%, 06/01/03....................   1,500    1,547,730
                                              ------------
KENTUCKY -- 1.4%
Kentucky State Turnpike Authority,
 RB, Revitalization
  5.50%, 07/01/10....................   1,000    1,100,410
                                              ------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002

                                         Par
                                        (000)     Value
                                        -----     -----
LOUISIANA -- 1.7%
Louisiana Public Facilities Authority,
 RB, INS: FSA
  5.00%, 08/01/04..................... $ 1,270 $  1,341,120
                                               ------------
MARYLAND -- 5.7%
Baltimore County, COP, Equipment
 Acquisition Program
  5.00%, 08/01/07.....................   1,265    1,364,884
Maryland State Health & Higher
 Education, RB, Johns Hopkins
 Hospital
  5.00%, 05/15/10.....................     500      526,080
Maryland State, RB, Dept. of
 Transportation
  5.00%, 09/01/04.....................   1,400    1,482,922
Prince Georges County, GO, CPI, INS:
 FSA
  5.50%, 05/15/09.....................   1,000    1,103,530
                                               ------------
                                                  4,477,416
                                               ------------
MICHIGAN -- 1.6%
Michigan Muni Bond Authority, RB,
 Drinking Water
  5.25%, 10/01/08.....................   1,145    1,248,210
                                               ------------
NEBRASKA -- 2.3%
Nebraska Public Power District, RB,
 INS: MBIA
  5.00%, 01/01/03.....................   1,760    1,793,528
                                               ------------
NEW JERSEY -- 5.6%
New Jersey Economic Development,
 RB, INS: AMBAC
  5.00%, 09/15/11.....................   1,120    1,197,963
New Jersey State Educational Facility
 Authority, RB, Princeton University
  4.75%, 07/01/07.....................   1,410    1,508,813
New Jersey State Transportation, RB,
 ETM, INS: MBIA
  6.50%, 06/15/10.....................   1,500    1,757,550
                                               ------------
                                                  4,464,326
                                               ------------

                                       Par
                                      (000)      Value
                                      -----      -----
NORTH CAROLINA -- 4.6%
Guilford County, GO, Recreational
 and School Improvements
  5.00%, 10/01/04................... $ 1,000 $   1,061,620
Orange Water & Sewer Authority, RB
  5.00%, 07/01/10...................   1,175     1,255,347
University of North Carolina, RB
  5.00%, 12/01/11...................   1,250     1,336,675
                                             -------------
                                                 3,653,642
                                             -------------
OHIO -- 6.0%
Columbus, GO, Public Improvements
  6.00%, 06/15/07...................   2,000     2,247,280
Ohio State Building Authority,
 Lausche Office Building, RB
  6.00%, 10/01/03...................   2,385     2,509,759
                                             -------------
                                                 4,757,039
                                             -------------
OKLAHOMA -- 3.6%
Oklahoma City, GO
  6.00%, 03/01/03...................   1,750     1,803,515
Oklahoma Housing Development
 Authority, RB
  5.10%, 11/01/05...................   1,000     1,053,540
                                             -------------
                                                 2,857,055
                                             -------------
OREGON -- 1.6%
Lane County of Oregon Community
 College, GO
  5.20%, 06/01/02...................   1,300     1,300,120
                                             -------------
PENNSYLVANIA -- 7.1%
Allegheny County Sanitation
 Authority, RB, INS: MBIA
  5.50%, 12/01/02...................   1,595     1,625,401
Harrisburg Authority School Revenue,
 GO, INS: FGIC
  5.00%, 04/01/10...................   1,250     1,331,450
Pennsylvania State, IDA, RB,
 INS: AMBAC, Economic Development
  5.50%, 07/01/05...................   2,500     2,695,800
                                             -------------
                                                 5,652,651
                                             -------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002



                                       Par
                                      (000)     Value
                                      -----     -----
SOUTH CAROLINA -- 3.7%
Columbia Tax Increment Revenues, RB,
 INS: FSA
  5.00%, 12/01/06................... $ 1,790 $  1,934,614
South Carolina State Public Service
 Authority, RB
  5.00%, 01/01/03...................   1,000    1,018,990
                                             ------------
                                                2,953,604
                                             ------------
TENNESSEE -- 2.7%
Shelby County, GO
  5.50%, 08/01/08...................   1,000    1,099,960
  5.00%, 04/01/09...................   1,000    1,067,750
                                             ------------
                                                2,167,710
                                             ------------
TEXAS -- 2.4%
San Antonio Electric & Gas, RB,
 Unrefunded Balance
  5.80%, 02/01/06...................   1,775    1,922,733
                                             ------------
VIRGINIA -- 2.8%
Virginia State Public Building
 Authority, RB
  5.50%, 08/01/02...................   1,210    1,217,550
Virginia State Public School
 Authority, RB
  5.00%, 04/01/03...................   1,000    1,027,390
                                             ------------
                                                2,244,940
                                             ------------
WISCONSIN -- 4.3%
North Central Technical College, GO
  5.40%, 09/01/04...................   1,075    1,144,843
Wisconsin State, GO
  6.125%, 11/01/06..................   2,000    2,244,660
                                             ------------
                                                3,389,503
                                             ------------
  TOTAL MUNICIPAL BONDS
   (Cost $76,238,367)....................      78,335,899
                                             ------------

                                 Number of
                                  Shares      Value
                                 ---------    -----
INVESTMENT COMPANIES -- 4.8%
Goldman Sachs Financial Square
 Tax-Free Money Market Fund..... 2,107,421 $  2,107,421
Provident Institutional Funds --
 MuniFund....................... 1,671,557    1,671,557
                                           ------------
  TOTAL INVESTMENT COMPANIES
   (Cost $3,778,978)...................       3,778,978
                                           ------------
TOTAL INVESTMENTS IN SECURITIES -- 103.7%
  (Cost $80,017,345*)...................     82,114,877
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (3.7)%.........................  (2,876,721)
                                           ------------
NET ASSETS -- 100.0%
 (equivalent to $10.10 per share based on
 7,847,096 shares outstanding)............ $ 79,238,156
                                           ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                      $10.10
 ($79,238,156 / 7,847,096)................       ======

--------
 * Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                   Excess of value over tax cost $2,115,411
                   Excess of tax cost over value $  (17,879)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                                 May 31, 2002


                                        Par
                                       (000)      Value
                                       -----      -----
ALABAMA -- 1.5%
Auburn University, RB, General Fee
 Revenue, INS: MBIA
  5.50%, 06/01/13.................... $ 2,345 $   2,554,784
                                              -------------
ARIZONA -- 1.4%
Maricopa County School District
 No. 38 Madison Elementary,
 GO, INS: MBIA,
 Prerefunded 07/01/06 @ 101
  5.80%, 07/01/15....................   1,230     1,370,454
Phoenix Civic Improvement, Water
 Systems, RB, INS: FGIC
  5.00%, 07/01/08....................   1,000     1,072,340
                                              -------------
                                                  2,442,794
                                              -------------
ARKANSAS -- 0.9%
Arkansas State, GO
  5.25%, 08/01/05....................   1,425     1,532,815
                                              -------------
CALIFORNIA -- 2.4%
Chaffey Unified High School District,
 GO, INS: FSA
  5.00%, 05/01/27....................   1,000       977,660
Los Angeles Unified School District,
 GO, INS: MBIA
  5.75%, 07/01/13....................   2,000     2,293,200
San Joaquin Hills Transportation
 Corridor Agency Tolls, Zero
 Coupon Bond, RB, INS: MBIA
  0.00%, 01/15/31....................   5,000       987,600
                                              -------------
                                                  4,258,460
                                              -------------
COLORADO -- 8.4%
Arapahoe County District No. 5
 Cherry Creek, GO, INS: SAW
  5.50%, 12/15/12....................   1,750     1,887,305
  6.00%, 12/15/13....................   1,000     1,116,500
Broomfield Open Space Parks and
 Recreation, COP, INS: AMBAC
  5.00%, 12/01/03....................   2,425     2,529,372
Colorado Department of
 Transportation, RB, TRAN,
 INS: AMBAC
  6.00%, 06/15/15....................   2,000     2,222,900

                                       Par
                                      (000)      Value
                                      -----      -----
COLORADO -- Continued
Colorado Springs, RB, Utility
 Revenue, ETM
  5.875%, 11/15/17.................. $ 1,500 $   1,678,935
Colorado Water Resource & Power, RB
  5.00%, 09/01/10...................   2,120     2,265,898
Denver City and County, COP,
 INS: AMBAC
  5.75%, 12/01/18...................   1,750     1,882,423
Denver City and County, GO
  6.00%, 10/01/10...................   1,000     1,139,570
                                             -------------
                                                14,722,903
                                             -------------
CONNECTICUT -- 4.2%
Connecticut, GO
  5.00%, 11/15/08...................   1,000     1,079,860
  5.00%, 11/15/09...................   1,500     1,616,745
Connecticut Special Tax Obligation,
 INS: FSA
  5.00%, 10/01/06...................   1,000     1,079,200
  5.375%, 10/01/10..................   1,500     1,644,690
Stamford, GO, Refunding Bonds
  5.00%, 08/15/12...................   1,705     1,827,300
                                             -------------
                                                 7,247,795
                                             -------------
FLORIDA -- 5.4%
Broward County, RB, Florida Resource
 Recovery
  5.00%, 12/01/04...................   2,000     2,069,940
Florida State, RB, Department of
 Environmental Protection,
 INS: AMBAC
  6.00%, 07/01/12...................   1,000     1,141,260
Hillsborough County Capital
 Improvements Program, RB,
 INS: FGIC
  6.00%, 08/01/05...................   1,210     1,325,724
Hillsborough County School District,
 RB, Sales Tax Revenue
  5.00%, 10/01/11...................   1,500     1,601,235
Hillsborough County Solid Waste, RB,
 INS: MBIA
  5.40%, 10/01/04...................   2,000     2,137,000


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                        Par
                                       (000)         Value
                                       -----         -----
FLORIDA -- Continued
Reedy Creek Improvements District,
 GO, Prerefunded 06/01/05 @ 100,
 INS: MBIA
  5.75%, 06/01/19.................... $ 1,000    $   1,085,810
                                                 -------------
                                                     9,360,969
                                                 -------------
GEORGIA -- 4.0%
Georgia State, GO
  6.00%, 07/01/12....................   2,000        2,252,980
Private Colleges & Universities, RB,
 Emory University
  5.75%, 11/01/15....................   2,320        2,547,198
  5.75%, 11/01/16....................   2,000        2,187,020
                                                 -------------
                                                     6,987,198
                                                 -------------
ILLINOIS -- 1.6%
Chicago Wastewater Transmission,
 RB, INS: MBIA, Prerefunded @ 101
  6.00%, 01/01/13....................   1,545        1,758,720
Illinois State Development Financial
 Authority -- School District, RB,
 INS: FSA
  0.00%, 01/01/18....................   2,500        1,102,025
                                                 -------------
                                                     2,860,745
                                                 -------------
KANSAS -- 2.3%
Kansas State Development Financial
 Authority, RB, PCR, Prerefunded
 11/1/10 @ 100
  6.00%, 11/01/14....................   2,000        2,286,140
Kansas State, RB, TPK Authority,
 INS: AMBAC
  5.50%, 09/01/06....................   1,500        1,642,515
                                                 -------------
                                                     3,928,655
                                                 -------------
KENTUCKY -- 1.2%
Louisville & Jefferson County Sewer &
 Drain, RB, INS: MBIA
  5.00%, 05/15/10....................   1,900        2,024,184
                                                 -------------
LOUISIANA -- 1.4%
Louisiana Public Facilities, RB,
 INS: FSA
  5.50%, 08/01/17....................   2,365        2,504,299
                                                 -------------

                                       Par
                                      (000)      Value
                                      -----      -----
MARYLAND -- 3.4%
Maryland State & Local Facilities,
 GO, GPI
  5.50%, 03/01/08................... $ 1,000 $   1,099,290
Maryland State Community
 Development, RB, Administration
 Department of Housing &
 Community Development,
 Single Family
  4.60%, 04/01/13...................   1,310     1,303,293
  6.55%, 04/01/17...................   1,160     1,193,628
Maryland State Health & Higher
 Educational Facilities Authority,
 RB, Refunding, Johns Hopkins
 University
  5.00%, 07/01/32...................   1,360     1,320,818
St. Mary's County, GO, Refunding,
 St. Mary's Hospital
  5.00%, 10/01/12...................   1,000     1,071,330
                                             -------------
                                                 5,988,359
                                             -------------
MASSACHUSETTS -- 5.6%
Massachusetts Bay Transportation
 Authority, RB, General
 Transportation
  6.25%, 03/01/05...................   1,800     1,968,012
Massachusetts Bay Transportation
 Authority, Special Assessment
  5.75%, 07/01/15...................   1,000     1,085,900
Massachusetts State, GO, Transit
 Improvements
  6.00%, 02/01/14...................   2,000     2,283,300
Massachusetts State Health &
 Education Facilities Authority, RB,
 Massachusetts Institute of
 Technology, INS: GO of MIT
  5.20%, 01/01/28...................   3,000     3,046,770
Pembroke, GO, INS: FGIC
  5.50%, 11/15/20...................   1,230     1,290,159
                                             -------------
                                                 9,674,141
                                             -------------
MINNESOTA -- 0.6%
Minnesota State, GO, Prerefunded
 10/01/04 @ 100
  6.00%, 10/01/14...................   1,000     1,084,350
                                             -------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                         Par
                                        (000)         Value
                                        -----         -----
MISSOURI -- 1.6%
Farmington School District No. R 7,
 GO, INS: SADD
  5.70%, 03/01/15..................... $ 1,065    $   1,138,325
Missouri State Board of Public
 Buildings, RB, Special Obligation
  5.75%, 05/01/09.....................   1,500        1,672,275
                                                  -------------
                                                      2,810,600
                                                  -------------
NEBRASKA -- 1.3%
Omaha, GO
  5.00%, 12/01/08.....................   2,170        2,344,403
                                                  -------------
NEW JERSEY -- 3.5%
New Jersey State, GO, Refunding
  5.75%, 02/15/06.....................   1,000        1,093,240
New Jersey State Transportation
 Authority, RB, INS: MBIA
  6.00%, 12/15/15.....................   2,000        2,255,140
New Jersey Transportation Corp., RB,
 BAN, INS: AMBAC
  5.50%, 02/01/08.....................   2,500        2,735,625
                                                  -------------
                                                      6,084,005
                                                  -------------
NEW YORK -- 1.3%
New York State Environmental
 Facility, RB
  6.00%, 06/15/18.....................   2,000        2,195,420
                                                  -------------
NORTH CAROLINA -- 2.2%
North Carolina Capital Facilities, RB,
 Duke University Project
  5.125%, 10/01/41....................   4,000        3,852,560
                                                  -------------
OHIO -- 8.0%
Cleveland Airport Systems Revenue,
 RB, INS: FSA
  5.00%, 01/01/31.....................   2,000        1,934,960
Eaton School District, GO, INS: FGIC
  5.75%, 12/01/20.....................   1,000        1,082,220
  5.00%, 12/01/25.....................   1,750        1,714,457
Ohio Public Facilities Commission,
 Mental Health, RB
  5.125%, 06/01/04....................   1,000        1,053,210

                                       Par
                                      (000)      Value
                                      -----      -----
OHIO -- Continued
Ohio State Water Development
 Authority, Drinking Water Fund, RB
  5.50%, 12/01/17................... $ 2,500 $   2,674,800
Ohio State, GO
  6.65%, 09/01/09...................   2,000     2,281,680
Ohio State Higher Education, GO
  5.00%, 08/01/11...................   1,000     1,067,290
Ohio State Higher Education, RB,
 Capital Facilities
  5.50%, 12/01/07...................   2,000     2,208,680
                                             -------------
                                                14,017,297
                                             -------------
OREGON -- 3.8%
Jackson County School District No. 6
 Central Point, GO, INS: FGIC
  5.75%, 06/15/15...................   2,060     2,252,177
Portland Sewer System, RB, INS: FGIC
  5.75%, 08/01/18...................   2,000     2,154,800
Portland Urban Renewal, Tax
 Allocation, Oregon Conventional
 Center, INS: AMBAC
  6.00%, 06/15/13...................   2,000     2,241,500
                                             -------------
                                                 6,648,477
                                             -------------
PENNSYLVANIA -- 10.9%
Allegheny County Higher Education,
 RB, Carnegie Mellon Univ.
  5.125%, 03/01/32..................   3,000     2,917,230
Allegheny County Sanitation
 Authority, RB, INS: MBIA
  5.75%, 12/01/13...................   1,150     1,274,695
Chester County, GO
  5.50%, 11/15/15...................   4,300     4,627,746
Northampton County, GPI, RB, INS:
 FSA
  5.75%, 10/01/14...................   2,000     2,227,200
Pennsylvania Intergovernmental
 CoOp Authority, RB, Special Tax,
 Philadelphia Funding Program
  5.00%, 06/15/04...................   1,000     1,051,360
Pennsylvania State, GO
  5.75%, 01/15/09...................   1,315     1,461,978


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Continued
                                 May 31, 2002


                                        Par
                                       (000)      Value
                                       -----      -----
PENNSYLVANIA -- Continued
Pennsylvania State Higher
 Educational Facilities, RB, Carnegie
 Mellon University
  6.00%, 11/01/04.................... $ 1,270 $   1,375,283
Pennsylvania State Turnpike, RB,
 Highway Improvements, INS:
 AMBAC
  5.00%, 07/15/41....................   2,000     1,907,640
Pennsylvania State University, RB,
 Refunding
  5.25%, 08/15/14....................   1,000     1,075,570
Philadelphia School District, GO,
 SAW, INS: FSA
  5.50%, 02/01/31....................   1,000     1,021,710
                                              -------------
                                                 18,940,412
                                              -------------
PUERTO RICO -- 4.3%
Puerto Rico Commonwealth Highway
 & Transportation Authority, RB,
 INS: MBIA
  5.50%, 07/01/13....................   2,780     3,105,121
Puerto Rico Public Finance
 Corporation, RB, Commonwealth
 Appropriation, INS: AMBAC
  5.50%, 08/01/27....................   4,000     4,338,480
                                              -------------
                                                  7,443,601
                                              -------------
RHODE ISLAND -- 1.6%
Rhode Island State, GO, INS: FGIC
  6.00%, 07/15/14....................   2,415     2,705,331
                                              -------------
SOUTH CAROLINA -- 3.6%
South Carolina State Public Service
 Authority, RB, INS: FSA
  5.125%, 01/01/37...................   3,340     3,258,003
South Carolina Transportation
 Infrastructure, RB, GPI
  5.50%, 10/01/06....................   2,705     2,970,198
                                              -------------
                                                  6,228,201
                                              -------------
TENNESSEE -- 2.4%
Nashville & Davidson County, RB,
 Prerefunded 05/15/06 @ 102
  5.625%, 05/15/14...................   2,750     3,058,963

                                        Par
                                       (000)      Value
                                       -----      -----
TENNESSEE -- Continued
Shelby County, GO
  5.00%, 08/01/05.................... $ 1,000 $   1,066,590
                                              -------------
                                                  4,125,553
                                              -------------
TEXAS -- 3.9%
Austin Utility Systems, RB,
 Unrefunded Balance, INS: FSA
  5.75%, 11/15/03....................   2,000     2,105,360
Bexar County, RB, Venue Project, INS:
 MBIA
  5.25%, 08/15/04....................   1,035     1,097,421
San Antonio Electric & Gas, RB,
 Unrefunded Balance
  5.80%, 02/01/06....................   3,300     3,574,659
                                              -------------
                                                  6,777,440
                                              -------------
UTAH -- 0.9%
Salt Lake City, GO
  6.00%, 12/15/03....................   1,500     1,589,130
                                              -------------
VIRGINIA -- 2.5%
Hampton, GO, GPI
  5.75%, 02/01/15....................   1,490     1,641,518
Montgomery County, RB, INS:
 AMBAC
  6.00%, 01/15/17....................   1,000     1,116,660
Virginia State Public Schools, RB
  5.50%, 08/01/08....................   1,500     1,655,160
                                              -------------
                                                  4,413,338
                                              -------------
WASHINGTON -- 1.2%
Washington State Power Supply, RB
  5.50%, 07/01/03....................   2,000     2,071,480
                                              -------------
WISCONSIN -- 1.4%
Sun Prairie Area School District, GO,
 INS: FSA
  6.00%, 03/01/14....................   1,180     1,302,602
Wisconsin State, GO
  6.20%, 05/01/06....................   1,000     1,112,000
                                              -------------
                                                  2,414,602
                                              -------------
  TOTAL MUNICIPAL BONDS
   (Cost $167,485,429)....................      171,834,301
                                              -------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2002



                                 Number of
                                  Shares      Value
                                 ---------    -----
INVESTMENT COMPANIES -- 0.4%
Goldman Sachs Financial Square
 Tax-Free Money Market Fund.....  618,754  $    618,754
Provident Institutional Funds --
  MuniFund......................  245,725       245,725
                                           ------------
  TOTAL INVESTMENT COMPANIES
   (Cost $864,479).....................         864,479
                                           ------------
TOTAL INVESTMENTS IN
 SECURITIES -- 99.1%
  (Cost $168,349,908)...................    172,698,780
                                           ------------
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.9%......................    1,600,556
NET ASSETS -- 100.0%
 (equivalent to $9.86 per share based on
 17,674,552 shares outstanding)........... $174,299,336
                                           ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                       $9.86
 ($174,299,336 / 17,674,552)..............        =====

--------
 * Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                   Excess of value over tax cost $4,585,354
                   Excess of tax cost over value $ (236,282)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INVESTMENT ABBREVIATIONS

           ADR   American Depositary Receipt
           AMBAC American Municipal Bond Assurance Corp.
           ARM   Adjustable Rate Mortgage
           BAN   Bond Anticipation Notes
           CGI   Consolidated General Improvement
           COP   Certificates of Participation
           CPI   Consolidated Public Improvement
           ETM   Escrowed to Maturity in U.S. Government Obligations
           FGIC  Financial Guaranty Insurance Co.
           FRN   Floating Rate Notes
           FSA   Financial Surety Assurance
           GDR   Global Depositary Receipt
           GO    General Obligation
           GPI   General Public Improvement
           GTD   Guaranteed
           IDA   Industrial Development Authority
           INS   Insured
           LIC   Line of Credit
           LIQ   Liquidity
           LOC   Letter of Credit
           MBIA  Municipal Bond Investor Association
           MPB   Municipal Put Bonds
           PCR   Pollution Control Revenue
           PCRB  Pollution Control Revenue Bonds
           PSFG  Permanent School Fund Guaranty
           RAN   Revenue Anticipation Notes
           RB    Revenue Bonds
           SADD  State Aid Direct Deposit
           SAW   State Aid Withholding
           SPA   Standby Purchase Agreement
           TAN   Tax Anticipation Notes
           TECP  Tax-Exempt Commercial Paper
           TIPS  Treasury Inflation Protected Securities
           TRAN  Tax and Revenue Anticipation Notes
           UT    Unlimited Tax
           VRDN  Variable Rate Demand Notes

                             M.S.D.&T. Funds, Inc.
                           Statements of Operations
                        For the Year Ended May 31, 2002


                                            Prime      Government   Tax-Exempt
                                         Money Market Money Market Money Market
                                             Fund         Fund         Fund
                                         ------------ ------------ ------------
INVESTMENT INCOME:
  Interest.............................. $18,665,844  $11,888,763   $4,574,977
                                         -----------  -----------   ----------
EXPENSES:
  Investment advisory fees..............   1,678,208    1,101,229      585,684
  Administration fees...................     839,104      550,615      292,842
  Accounting agent fees.................     134,257       88,098       70,282
  Custodian fees........................      82,571       48,428       23,912
  Directors' fees.......................      24,224       15,414        7,313
  Transfer agent fees...................      24,849       18,464       15,959
  Professional services.................     146,668       96,642       49,971
  Other.................................      57,937       37,978       25,357
                                         -----------  -----------   ----------
                                           2,987,818    1,956,868    1,071,320
  Fees waived by Investment Advisor.....    (134,257)    (132,147)     (70,282)
  Fees waived by Administrator..........    (317,931)    (166,048)    (120,889)
  Expenses paid indirectly..............     (18,319)      (6,829)      (1,623)
                                         -----------  -----------   ----------
     TOTAL EXPENSES.....................   2,517,311    1,651,844      878,526
                                         -----------  -----------   ----------
NET INVESTMENT INCOME...................  16,148,533   10,236,919    3,696,451
                                         -----------  -----------   ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   investments sold.....................      19,288       (2,291)          --
                                         -----------  -----------   ----------
  Net gain (loss) on investments........      19,288       (2,291)          --
                                         -----------  -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............. $16,167,821  $10,234,628   $3,696,451
                                         ===========  ===========   ==========


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           Statements of Operations
                        For the Year Ended May 31, 2002


                                                 Growth         Equity       Equity        Capital    International   Diversified
                                                & Income        Income       Growth     Opportunities    Equity       Real Estate
                                                  Fund           Fund         Fund          Fund          Fund           Fund
                                             ------------    -----------  ------------  ------------- -------------   -----------
INVESTMENT INCOME:
 Interest................................... $    325,578    $   122,058  $    114,148   $    64,513   $    41,413    $   48,186
 Dividends..................................    6,206,601/1/   2,098,092       380,428        88,130     1,652,409/2/  1,775,448
                                             ------------    -----------  ------------   -----------   -----------    ----------
     TOTAL INVESTMENT INCOME................    6,532,179      2,220,150       494,576       152,643     1,693,822     1,823,634
                                             ------------    -----------  ------------   -----------   -----------    ----------
EXPENSES:
 Investment advisory fees...................    2,493,652        614,997       353,410       391,077     1,051,236       260,460
 Administration fees........................      519,511        128,124        73,627        37,604       107,793        40,697
 Accounting agent fees......................      124,683         30,750        17,671         9,025        43,117         9,767
 Custodian fees.............................       40,863         10,745         6,523         3,580        73,861         3,324
 Directors' fees............................       15,857          3,718         2,438           963         3,236           978
 Transfer agent fees........................       39,669         17,958        22,100        16,090        21,594        16,918
 Professional services......................       91,042         21,538        13,420         6,393        18,976         6,757
 Registration fees..........................       12,740          9,302         8,616         3,643         7,867         4,379
 Printing costs.............................       21,807          5,421         3,222         1,468         4,543         1,563
 Other......................................        9,070          4,839         4,226         3,857        15,212         3,340
                                             ------------    -----------  ------------   -----------   -----------    ----------
                                                3,368,894        847,392       505,253       473,700     1,347,435       348,183
 Fees waived by Investment Advisors.........     (457,995)      (128,988)      (77,401)      (82,377)     (226,389)      (15,403)
 Fees waived by Administrator...............           --             --       (14,725)      (15,041)      (43,117)       (7,157)
 Expenses paid indirectly...................       (1,636)          (907)         (815)         (242)           --           (49)
                                             ------------    -----------  ------------   -----------   -----------    ----------
     TOTAL EXPENSES.........................    2,909,263        717,497       412,312       376,040     1,077,929       325,574
                                             ------------    -----------  ------------   -----------   -----------    ----------
NET INVESTMENT INCOME (LOSS)................    3,622,916      1,502,653        82,264      (223,397)      615,893     1,498,060
                                             ------------    -----------  ------------   -----------   -----------    ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY:
 Net realized gain (loss) from:
   Investments..............................   (9,364,909)    (3,093,323)  (24,774,162)   (2,376,201)   (8,332,205)       71,341
   Foreign currency transactions............       (5,894)            --            --            --       331,997            --
                                             ------------    -----------  ------------   -----------   -----------    ----------
                                               (9,370,803)    (3,093,323)  (24,774,162)   (2,376,201)   (8,000,208)       71,341
                                             ------------    -----------  ------------   -----------   -----------    ----------
 Change in net unrealized appreciation
   (depreciation):
   Investments..............................  (40,050,213)    (6,185,464)    4,888,589    (1,427,854)    9,869,800     4,250,153
   Translation of assets and liabilities in
     foreign currencies.....................          705             --            --            --       676,676            --
                                             ------------    -----------  ------------   -----------   -----------    ----------
                                              (40,049,508)    (6,185,464)    4,888,589    (1,427,854)   10,546,476     4,250,153
                                             ------------    -----------  ------------   -----------   -----------    ----------
 Net gain (loss) on investments and foreign
   currency transactions....................  (49,420,311)    (9,278,787)  (19,885,573)   (3,804,055)    2,546,268     4,321,494
                                             ------------    -----------  ------------   -----------   -----------    ----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS................................. $(45,797,395)   $(7,776,134) $(19,803,309)  $(4,027,452)  $ 3,162,161    $5,819,554
                                             ============    ===========  ============   ===========   ===========    ==========

--------
/1/Net of withholding taxes of $21,381
/2/Net of withholding taxes of $205,913


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           Statements of Operations
                        For the Year Ended May 31, 2002



                                         Limited       Total     Maryland   Intermediate   National
                                        Maturity      Return    Tax-Exempt   Tax-Exempt   Tax-Exempt
                                        Bond Fund    Bond Fund  Bond Fund    Bond Fund    Bond Fund
                                       -----------  ----------  ----------  ------------ -----------
INVESTMENT INCOME:
 Interest............................. $ 7,631,530  $7,348,701  $2,109,299   $3,358,421  $ 7,969,291
                                       -----------  ----------  ----------   ----------  -----------
EXPENSES:
 Investment advisory fees.............     528,840     438,315     234,599      396,222      900,870
 Administration fees..................     188,871     156,541      58,650       99,056      225,218
 Accounting agent fees................      45,329      37,570      18,768       31,698       72,070
 Custodian fees.......................      17,413      14,338       4,826        7,679       17,686
 Directors' fees......................       5,667       4,424       1,506        2,825        6,437
 Transfer agent fees..................      23,957      17,800      19,116       15,929       16,124
 Professional services................      33,072      27,228      10,101       17,232       39,357
 Registration fees....................      10,276       6,423       3,845        7,318        7,801
 Pricing service fees.................       7,328      22,711      12,190        7,456       13,897
 Other................................      10,491       8,087       3,304        5,577       12,167
                                       -----------  ----------  ----------   ----------  -----------
                                           871,244     733,437     366,905      590,992    1,311,627
 Fees waived by Investment Advisor....    (150,501)   (155,289)   (146,791)    (221,885)    (468,453)
 Fees waived by Administrator.........     (37,774)    (12,256)     (8,955)     (12,474)     (32,022)
 Expenses paid indirectly.............      (3,036)     (2,347)        (19)         (32)        (367)
                                       -----------  ----------  ----------   ----------  -----------
     TOTAL EXPENSES...................     679,933     563,545     211,140      356,601      810,785
                                       -----------  ----------  ----------   ----------  -----------
NET INVESTMENT INCOME.................   6,951,597   6,785,156   1,898,159    3,001,820    7,158,506
                                       -----------  ----------  ----------   ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss).............  (1,456,865)    472,097     189,937      806,905    2,336,400
 Change in net unrealized appreciation
   (depreciation).....................   1,153,019     484,089     466,437       (7,183)     654,260
                                       -----------  ----------  ----------   ----------  -----------
 Net gain (loss) on investments.......    (303,846)    956,186     656,374      799,722    2,990,660
                                       -----------  ----------  ----------   ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............ $ 6,647,751  $7,741,342  $2,554,533   $3,801,542  $10,149,166
                                       ===========  ==========  ==========   ==========  ===========


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets


                           Prime         Prime       Government    Government
                        Money Market  Money Market  Money Market  Money Market
                        Fund For the  Fund For the  Fund For the  Fund For the
                         Year Ended    Year Ended    Year Ended    Year Ended
                        May 31, 2002  May 31, 2001  May 31, 2002  May 31, 2001
                        ------------  ------------  ------------  ------------
 INCREASE (DECREASE)
  IN NET ASSETS:
 Operations:
   Net investment
    income............. $ 16,148,533  $ 34,109,018  $ 10,236,919  $ 23,979,472
   Net gain (loss) on
    investments........       19,288        21,817        (2,291)           --
                        ------------  ------------  ------------  ------------
   Net increase
    (decrease) in net
    assets resulting
    from operations....   16,167,821    34,130,835    10,234,628    23,979,472
                        ------------  ------------  ------------  ------------
 Distributions to
  shareholders from
  net investment income  (16,148,533)  (34,109,018)  (10,236,919)  (23,979,472)
 Increase (decrease)
  in net assets
  derived from capital
  share transactions...  (14,857,301)  147,148,689   (27,945,745)  (46,033,720)
                        ------------  ------------  ------------  ------------
 TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS...............  (14,838,013)  147,170,506   (27,948,036)  (46,033,720)
 NET ASSETS:
   Beginning of period.  661,898,728   514,728,222   430,856,214   476,889,934
                        ------------  ------------  ------------  ------------
   End of period....... $647,060,715  $661,898,728  $402,908,178  $430,856,214
                        ============  ============  ============  ============

                                                     Tax-Exempt    Tax-Exempt
                                                    Money Market  Money Market
                                                    Fund For the  Fund For the
                                                     Year Ended    Year Ended
                                                    May 31, 2002  May 31, 2001
                                                    ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income........................... $  3,696,451  $  6,994,965
   Net gain (loss) on investments..................           --            --
                                                    ------------  ------------
   Net increase (decrease) in net assets resulting
    from operations................................    3,696,451     6,994,965
                                                    ------------  ------------
 Distributions to shareholders from: Net
  investment income................................   (3,696,451)   (6,994,965)
                                                    ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................   57,231,904    47,245,490
                                                    ------------  ------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS...........   57,231,904    47,245,490
 NET ASSETS:
   Beginning of period.............................  195,274,651   148,029,161
                                                    ------------  ------------
   End of period................................... $252,506,555  $195,274,651
                                                    ============  ============


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets


                                                               Growth &      Growth &       Equity        Equity
                                                             Income Fund   Income Fund   Income Fund   Income Fund
                                                               For the       For the       For the       For the
                                                              Year Ended    Year Ended    Year Ended    Year Ended
                                                             May 31, 2002  May 31, 2001  May 31, 2002  May 31, 2001
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income...................................... $  3,622,916  $  3,766,118  $  1,502,653  $  1,864,264
 Net realized gain (loss) on investments....................   (9,370,803)   51,302,754    (3,093,323)   13,471,573
 Net increase (decrease) in unrealized appreciation
   (depreciation) on investments............................  (40,049,508)  (92,820,822)   (6,185,464)  (15,211,556)
                                                             ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets resulting from
   operations...............................................  (45,797,395)  (37,751,950)   (7,776,134)      124,281
                                                             ------------  ------------  ------------  ------------
Distributions to shareholders from:
 Net investment income......................................   (3,610,834)   (3,606,268)   (1,538,967)   (2,078,227)
 Net realized capital gains.................................  (43,101,978)  (53,694,364)   (5,325,872)  (53,130,737)
                                                             ------------  ------------  ------------  ------------
   Total distributions to shareholders......................  (46,712,812)  (57,300,632)   (6,864,839)  (55,208,964)
                                                             ------------  ------------  ------------  ------------
Capital Share Transactions:
 Proceeds of shares sold....................................   85,541,257   146,442,730    19,724,313    27,907,024
 Cost of shares redeemed....................................  (88,379,540)  (84,555,300)   (9,866,078)  (63,556,731)
 Value of shares issued in reinvestment of dividends........   15,958,881    18,307,261       259,542     3,909,853
                                                             ------------  ------------  ------------  ------------
Increase (decrease) in net assets derived from capital share
 transactions...............................................   13,120,598    80,194,691    10,117,777   (31,739,854)
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (79,389,609)  (14,857,891)   (4,523,196)  (86,824,537)
NET ASSETS:
 Beginning of period........................................  469,580,190   484,438,081   108,123,927   194,948,464
                                                             ------------  ------------  ------------  ------------
 End of period.............................................. $390,190,581  $469,580,190  $103,600,731  $108,123,927
                                                             ============  ============  ============  ============


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets



                                                  Equity        Equity          Capital            Capital
                                               Growth Fund   Growth Fund   Opportunities Fund Opportunities Fund
                                                 For the       For the          For the         For the Period
                                                Year Ended    Year Ended       Year Ended     July 5, 2000/1/ to
                                               May 31, 2002  May 31, 2001     May 31, 2002       May 31, 2001
                                               ------------  ------------  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)................. $     82,264  $    277,817     $  (223,397)       $   (25,726)
 Net realized gain (loss) on investments......  (24,774,162)    4,325,513      (2,376,201)        (5,599,758)
 Net increase (decrease) in unrealized
   appreciation (depreciation) on
   investments................................    4,888,589   (23,821,527)     (1,427,854)         2,835,145
                                               ------------  ------------     -----------        -----------
 Net increase (decrease) in net assets
   resulting from operations..................  (19,803,309)  (19,218,197)     (4,027,452)        (2,790,339)
                                               ------------  ------------     -----------        -----------
Distributions to shareholders from:
 Net investment income........................     (147,900)     (233,846)             --             (6,988)
 Distribution in excess of net investment
   income.....................................           --            --              --            (26,874)
 Net realized capital gains...................     (886,171)   (5,481,520)             --                 --
                                               ------------  ------------     -----------        -----------
   Total distributions to shareholders........   (1,034,071)   (5,715,366)             --            (33,862)
                                               ------------  ------------     -----------        -----------
Capital Share Transactions:
 Proceeds of shares sold......................   20,291,042    33,767,062      14,277,744         31,937,262
 Cost of shares redeemed......................  (30,528,948)  (12,554,204)     (1,340,034)        (1,959,209)
 Value of shares issued in reinvestment of
   dividends..................................      131,065       666,103              --                651
                                               ------------  ------------     -----------        -----------
Increase (decrease) in net assets derived from
 capital share transactions...................  (10,106,841)   21,878,961      12,937,710         29,978,704
                                               ------------  ------------     -----------        -----------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS.......................................  (30,944,221)   (3,054,602)      8,910,258         27,154,503
NET ASSETS:
 Beginning of period..........................   73,582,449    76,637,051      27,154,503                 --
                                               ------------  ------------     -----------        -----------
 End of period................................ $ 42,638,228  $ 73,582,449     $36,064,761        $27,154,503
                                               ============  ============     ===========        ===========

--------
/1/Commencement of operations


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets



                                                       International International  Diversified Real Diversified Real
                                                        Equity Fund   Equity Fund     Estate Fund      Estate Fund
                                                          For the       For the         For the          For the
                                                        Year Ended    Year Ended       Year Ended       Year Ended
                                                       May 31, 2002  May 31, 2001     May 31, 2002     May 31, 2001
                                                       ------------- -------------  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income................................ $    615,893  $     824,821    $ 1,498,060      $ 1,030,881
 Net realized gain (loss) on investments and foreign
   currency...........................................   (8,000,208)   (10,766,452)        71,341          384,785
 Net increase (decrease) in unrealized appreciation
   (depreciation) on investments and translation of
   assets and liabilities in foreign currency.........   10,546,476     (6,577,888)     4,250,153        1,714,476
                                                       ------------  -------------    -----------      -----------
 Net increase (decrease) in net assets resulting from
   operations.........................................    3,162,161    (16,519,519)     5,819,554        3,130,142
                                                       ------------  -------------    -----------      -----------
Distributions to shareholders from:
 Net investment income................................     (128,062)       (81,869)    (1,516,369)        (908,245)
 Net realized capital gains...........................           --    (20,280,927)      (126,551)              --
 Return of Capital distributions......................           --             --        (90,289)        (187,909)
                                                       ------------  -------------    -----------      -----------
   Total distributions to shareholders................     (128,062)   (20,362,796)    (1,733,209)      (1,096,154)
                                                       ------------  -------------    -----------      -----------
Capital Share Transactions:
 Proceeds of shares sold..............................   64,373,473    220,781,573     15,988,856       13,222,029
 Cost of shares redeemed..............................  (75,073,251)  (208,259,600)    (1,503,102)      (1,676,610)
 Value of shares issued in reinvestment of
   dividends..........................................       16,592      3,241,458        148,864           89,297
                                                       ------------  -------------    -----------      -----------
Increase (decrease) in net assets derived from capital
 share transactions...................................  (10,683,186)    15,763,431     14,634,618       11,634,716
                                                       ------------  -------------    -----------      -----------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS...............................................   (7,649,087)   (21,118,884)    18,720,963       13,668,704
NET ASSETS:
 Beginning of period..................................   97,263,520    118,382,404     26,087,561       12,418,857
                                                       ------------  -------------    -----------      -----------
 End of period........................................ $ 89,614,433  $  97,263,520    $44,808,524      $26,087,561
                                                       ============  =============    ===========      ===========


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets


                                                       Limited Maturity Limited Maturity Total Return  Total Return
                                                          Bond Fund        Bond Fund      Bond Fund     Bond Fund
                                                           For the          For the        For the       For the
                                                          Year Ended       Year Ended     Year Ended    Year Ended
                                                         May 31, 2002     May 31, 2001   May 31, 2002  May 31, 2001
                                                       ---------------- ---------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income................................   $  6,951,597     $  9,324,237   $  6,785,156  $  8,212,359
 Net realized gain (loss) on investments..............     (1,456,865)         535,077        472,097       894,598
 Net increase (decrease) in unrealized appreciation
   (depreciation) on investments......................      1,153,019        5,561,174        484,089     4,286,265
                                                         ------------     ------------   ------------  ------------
 Net increase (decrease) in net assets resulting
   from operations....................................      6,647,751       15,420,488      7,741,342    13,393,222
                                                         ------------     ------------   ------------  ------------
Distributions to shareholders from:
 Net investment income................................     (6,971,768)      (9,324,237)    (6,949,968)   (8,212,359)
 Net realized capital gains...........................     (1,192,565)              --       (380,505)           --
                                                         ------------     ------------   ------------  ------------
   Total distributions to shareholders................     (8,164,333)      (9,324,237)    (7,330,473)   (8,212,359)
                                                         ------------     ------------   ------------  ------------
Capital Share Transactions:
 Proceeds of shares sold..............................     22,882,768       19,987,128     21,018,096    19,311,100
 Cost of shares redeemed..............................    (41,084,763)     (27,022,608)   (17,285,335)  (26,589,934)
 Value of shares issued in reinvestment of
   dividends..........................................      1,709,516        1,867,494        231,520       477,954
                                                         ------------     ------------   ------------  ------------
Increase (decrease) in net assets derived from capital
 share transactions...................................    (16,492,479)      (5,167,986)     3,964,281    (6,800,880)
                                                         ------------     ------------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS...............................................    (18,009,061)         928,265      4,375,150    (1,620,017)
NET ASSETS:
 Beginning of period..................................    162,434,988      161,506,723    124,342,169   125,962,186
                                                         ------------     ------------   ------------  ------------
 End of period........................................   $144,425,927     $162,434,988   $128,717,319  $124,342,169
                                                         ============     ============   ============  ============


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets


                                                               Maryland     Maryland   Intermediate Intermediate
                                                              Tax-Exempt   Tax-Exempt   Tax-Exempt   Tax-Exempt
                                                              Bond Fund    Bond Fund    Bond Fund    Bond Fund
                                                               For the      For the      For the      For the
                                                              Year Ended   Year Ended   Year Ended   Year Ended
                                                             May 31, 2002 May 31, 2001 May 31, 2002 May 31, 2001
                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income...................................... $ 1,898,159  $ 1,677,006  $ 3,001,820  $ 3,352,927
 Net realized gain (loss) on investments....................     189,937      184,863      806,905        9,278
 Net increase (decrease) in unrealized appreciation
   (depreciation) on investments............................     466,437    2,030,382       (7,183)   3,093,840
                                                             -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets resulting from
   operations...............................................   2,554,533    3,892,251    3,801,542    6,456,045
                                                             -----------  -----------  -----------  -----------
Distributions to shareholders from:
 Net investment income......................................  (1,898,159)  (1,677,006)  (3,001,820)  (3,352,927)
 Net realized capital gains.................................          --           --           --           --
                                                             -----------  -----------  -----------  -----------
   Total Distributions to Shareholders......................  (1,898,159)  (1,677,006)  (3,001,820)  (3,352,927)
                                                             -----------  -----------  -----------  -----------
Capital Share Transactions:
 Proceeds of shares sold....................................  14,331,657   15,324,455    4,958,118    5,275,635
 Cost of shares redeemed....................................  (5,625,317)  (8,057,939)  (6,577,089)  (9,836,198)
 Value of shares issued in reinvestment of dividends........     226,638      176,964       10,030        6,841
                                                             -----------  -----------  -----------  -----------
Increase (decrease) in net assets derived from capital share
 transactions...............................................   8,932,978    7,443,480   (1,608,941)  (4,553,722)
                                                             -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   9,589,352    9,658,725     (809,219)  (1,450,604)
NET ASSETS:
 Beginning of period........................................  41,130,539   31,471,814   80,047,375   81,497,979
                                                             -----------  -----------  -----------  -----------
 End of period.............................................. $50,719,891  $41,130,539  $79,238,156  $80,047,375
                                                             ===========  ===========  ===========  ===========


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets



                                                   National Tax-Exempt National Tax-Exempt
                                                        Bond Fund           Bond Fund
                                                   For the Year Ended  For the Year Ended
                                                      May 31, 2002        May 31, 2001
                                                   ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income...........................    $  7,158,506        $  8,232,390
  Net realized gain (loss) on investments.........       2,336,400           5,903,264
  Net increase (decrease) in unrealized
   appreciation (depreciation) on investments.....         654,260           3,767,705
                                                      ------------        ------------
  Net increase (decrease) in net assets resulting
   from operations................................      10,149,166          17,903,359
                                                      ------------        ------------
Distributions to shareholders from:
  Net investment income...........................      (7,158,506)         (8,232,390)
  Net realized capital gains......................      (3,886,364)                 --
                                                      ------------        ------------
   Total Distributions to Shareholders............     (11,044,870)         (8,232,390)
                                                      ------------        ------------
Capital Share Transactions:
  Proceeds of shares sold.........................       5,289,454          10,173,103
  Cost of shares redeemed.........................     (11,416,173)        (11,483,196)
  Value of shares issued in reinvestment of
   dividends......................................          25,052              15,375
                                                      ------------        ------------
Increase (decrease) in net assets derived from
 capital share transactions.......................      (6,101,667)         (1,294,718)
                                                      ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........      (6,997,371)          8,376,251
NET ASSETS:
  Beginning of period.............................     181,296,707         172,920,456
                                                      ------------        ------------
  End of period...................................    $174,299,336        $181,296,707
                                                      ============        ============


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)



                                                                       Prime Money Market Fund
                                                   ---------------------------------------------------------------
                                                                         For the Years Ended
                                                   ---------------------------------------------------------------
                                                   May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998
                                                   ------------ ------------ ------------ ------------ ------------
Net Asset Value, Beginning of Period..............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                     --------     --------     --------     --------     --------
Income From Investment Operations:
  Net Investment Income...........................     0.0239       0.0575       0.0522       0.0486       0.0521
                                                     --------     --------     --------     --------     --------
   Total From Investment Operations...............     0.0239       0.0575       0.0522       0.0486       0.0521
                                                     --------     --------     --------     --------     --------
Less Distributions to Shareholders from:
  Net Investment Income...........................    (0.0239)     (0.0575)     (0.0522)     (0.0486)     (0.0521)
                                                     --------     --------     --------     --------     --------
   Total Distributions............................    (0.0239)     (0.0575)     (0.0522)     (0.0486)     (0.0521)
                                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                     ========     ========     ========     ========     ========
-------------------------------------------------------------------------------------------------------------------
Total Return......................................       2.41%        5.91%        5.34%        4.97%        5.33%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Period (000).................   $647,061     $661,899     $514,728     $530,835     $448,751
  Ratio of Expenses to Average Net Assets
   After Expense Waiver...........................       0.38%        0.38%        0.38%        0.38%        0.42%
   Before Expense Waiver..........................       0.44%        0.44%        0.44%        0.45%        0.47%
  Ratio of Net Investment Income to Average Net
   Assets.........................................       2.41%        5.69%        5.22%        4.84%        5.21%

                                                                     Government Money Market Fund
                                                   ---------------------------------------------------------------
                                                                         For the Years Ended
                                                   ---------------------------------------------------------------
                                                   May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998
                                                   ------------ ------------ ------------ ------------ ------------
Net Asset Value, Beginning of Period..............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                     --------     --------     --------     --------     --------
Income From Investment Operations:
  Net Investment Income...........................     0.0232       0.0566       0.0514       0.0478       0.0515
                                                     --------     --------     --------     --------     --------
   Total From Investment Operations...............     0.0232       0.0566       0.0514       0.0478       0.0515
                                                     --------     --------     --------     --------     --------
Less Distributions to Shareholders from:
  Net Investment Income...........................    (0.0232)     (0.0566)     (0.0514)     (0.0478)     (0.0515)
                                                     --------     --------     --------     --------     --------
   Total Distributions............................    (0.0232)     (0.0566)     (0.0514)     (0.0478)     (0.0515)
                                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                     ========     ========     ========     ========     ========
-------------------------------------------------------------------------------------------------------------------
Total Return......................................       2.35%        5.81%        5.27%        4.89%        5.27%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Period (000).................   $402,908     $430,856     $476,890     $445,522     $391,133
  Ratio of Expenses to Average Net Assets
   After Expense Waiver...........................       0.38%        0.38%        0.38%        0.38%        0.42%
   Before Expense Waiver..........................       0.45%        0.44%        0.44%        0.45%        0.46%
  Ratio of Net Investment Income to Average Net
   Assets.........................................       2.32%        5.65%        5.15%        4.76%        5.15%


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)



                                                                          Tax-Exempt Money Market Fund
                                                        ---------------------------------------------------------------
                                                                              For the Years Ended
                                                        ---------------------------------------------------------------
                                                        May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998
                                                        ------------ ------------ ------------ ------------ ------------
Net Asset Value, Beginning of Period...................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          --------     --------     --------     --------     --------
Income From Investment Operations:
 Net Investment Income.................................     0.0161       0.0348       0.0317       0.0285       0.0318
                                                          --------     --------     --------     --------     --------
   Total From Investment Operations....................     0.0161       0.0348       0.0317       0.0285       0.0318
                                                          --------     --------     --------     --------     --------
Less Distributions to Shareholders from:
 Net Investment Income.................................    (0.0161)     (0.0348)     (0.0317)     (0.0285)     (0.0318)
                                                          --------     --------     --------     --------     --------
   Total Distributions.................................    (0.0161)     (0.0348)     (0.0317)     (0.0285)     (0.0318)
                                                          --------     --------     --------     --------     --------
Net Asset Value, End of Period.........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------
Total Return...........................................       1.63%        3.54%        3.21%        2.89%        3.22%
------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000).......................   $252,507     $195,275     $148,029     $143,221     $ 89,965
 Ratio of Expenses to Average Net Assets
   After Expense Waiver................................       0.38%        0.38%        0.38%        0.38%        0.43%
   Before Expense Waiver...............................       0.46%        0.46%        0.46%        0.49%        0.50%
 Ratio of Net Investment Income to Average Net Assets..       1.58%        3.46%        3.16%        2.80%        3.17%

                                                                              Growth & Income Fund
                                                        ---------------------------------------------------------------
                                                                              For the Years Ended
                                                        ---------------------------------------------------------------
                                                        May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998
                                                        ------------ ------------ ------------ ------------ ------------
Net Asset Value, Beginning of Period...................   $  20.96     $  25.50     $  24.43     $  21.37     $  18.25
                                                          --------     --------     --------     --------     --------
Income From Investment Operations:
 Net Investment Income.................................       0.15         0.17         0.13         0.18         0.20
 Net Realized and Unrealized Gain (Loss) on Investments      (2.16)       (1.77)        2.75         3.62         5.01
                                                          --------     --------     --------     --------     --------
   Total From Investment Operations....................      (2.01)       (1.60)        2.88         3.80         5.21
                                                          --------     --------     --------     --------     --------
Less Distributions to Shareholders from:
 Net Investment Income.................................      (0.15)       (0.17)       (0.16)       (0.14)       (0.23)
 Net Capital Gains.....................................      (1.96)       (2.77)       (1.65)       (0.60)       (1.86)
                                                          --------     --------     --------     --------     --------
   Total Distributions.................................      (2.11)       (2.94)       (1.81)       (0.74)       (2.09)
                                                          --------     --------     --------     --------     --------
Net Asset Value, End of Period.........................   $  16.84     $  20.96     $  25.50     $  24.43     $  21.37
                                                          ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------
Total Return...........................................     (10.08)%      (7.42)%      12.11%       18.20%       29.40%
------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000).......................   $390,191     $469,580     $484,438     $427,038     $373,864
 Ratio of Expenses to Average Net Assets
   After Expense Waiver................................       0.70%        0.70%        0.70%        0.70%        0.71%
   Before Expense Waiver...............................       0.81%        0.80%        0.80%        0.81%        0.88%
 Ratio of Net Investment Income to Average Net Assets..       0.87%        0.76%        0.53%        0.80%        0.99%
Portfolio turnover rate................................      41.17%       44.48%       28.46%       26.48%       24.09%


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)



                                                                     Equity Income Fund
                                            -----------------------------------------------------------------
                                                             For the Year Ended                   For the Period
                                            ----------------------------------------------------  March 1, 1998/1/
                                            May 31, 2002 May 31, 2001   May 31, 2000 May 31, 1999 to May 31, 1998
                                            ------------ ------------   ------------ ------------ ---------------
Net Asset Value, Beginning of Period.......   $   5.09     $   7.07       $  10.25     $  10.21      $  10.00
                                              --------     --------       --------     --------      --------
Income From Investment Operations:
 Net Investment Income.....................       0.07         0.08           0.18         0.17          0.04
 Net Realized and Unrealized Gain (Loss) on
   Investments.............................      (0.42)       (0.00)/3/      (1.22)        1.23          0.19
                                              --------     --------       --------     --------      --------
   Total From Investment Operations........      (0.35)        0.08          (1.04)        1.40          0.23
                                              --------     --------       --------     --------      --------
Less Distributions to Shareholders from:
 Net Investment Income.....................      (0.07)       (0.08)         (0.19)       (0.17)        (0.02)
 Net Capital Gains.........................      (0.25)       (1.98)         (1.95)       (1.19)           --
                                              --------     --------       --------     --------      --------
   Total Distributions.....................      (0.32)       (2.06)         (2.14)       (1.36)        (0.02)
                                              --------     --------       --------     --------      --------
Net Asset Value, End of Period.............   $   4.42     $   5.09       $   7.07     $  10.25      $  10.21
                                              ========     ========       ========     ========      ========
------------------------------------------------------------------------------------------------------------------
Total Return...............................      (7.26)%       1.66%        (10.98)%      15.30%         2.28%
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000)...........   $103,601     $108,124       $194,948     $314,306      $319,971
 Ratio of Expenses to Average Net Assets
   After Expense Waiver....................       0.70%        0.70%          0.70%        0.70%         0.70%/2/
   Before Expense Waiver...................       0.83%        0.81%          0.80%        0.82%         0.93%/2/
 Ratio of Net Investment Income to Average
   Net Assets..............................       1.47%        1.44%          2.09%        1.77%         1.45%/2/
Portfolio turnover rate....................      28.86%       32.09%         58.67%       24.47%         2.00%

--------
/1/Commencement of operations.
/2/Annualized.
/3/Amount rounds to less than $.01.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)


                                                                       Equity Growth Fund
                                               ---------------------------------------------------------------
                                                               For the Year Ended                  For the Period
                                               --------------------------------------------------  March 1, 1998/1/
                                               May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 to May 31, 1998
                                               ------------ ------------ ------------ ------------ ---------------
Net Asset Value, Beginning of Period..........   $  9.32      $ 12.67      $ 11.48      $ 10.28        $ 10.00
                                                 -------      -------      -------      -------        -------
Income From Investment Operations:
 Net Investment Income........................      0.01         0.04         0.04         0.04           0.02
 Net Realized and Unrealized Gain (Loss) on
   Investments................................     (2.70)       (2.58)        2.01         2.23           0.27
                                                 -------      -------      -------      -------        -------
   Total From Investment Operations...........     (2.69)       (2.54)        2.05         2.27           0.29
                                                 -------      -------      -------      -------        -------
Less Distributions to Shareholders from:
 Net Investment Income........................     (0.02)       (0.03)       (0.04)       (0.05)         (0.01)
 Net Capital Gains............................     (0.11)       (0.78)       (0.82)       (1.02)            --
                                                 -------      -------      -------      -------        -------
   Total Distributions........................     (0.13)       (0.81)       (0.86)       (1.07)         (0.01)
                                                 -------      -------      -------      -------        -------
Net Asset Value, End of Period................   $  6.50      $  9.32      $ 12.67      $ 11.48        $ 10.28
                                                 =======      =======      =======      =======        =======
-------------------------------------------------------------------------------------------------------------------
Total Return..................................    (29.18)%     (20.97)%      17.94%       23.13%          2.89%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000)..............   $42,638      $73,582      $76,637      $47,521        $34,876
 Ratio of Expenses to Average Net Assets
   After Expense Waiver.......................      0.70%        0.70%        0.70%        0.70%          0.70%/2/
   Before Expense Waiver......................      0.86%        0.84%        0.85%        0.91%          1.02%/2/
 Ratio of Net Investment Income to Average Net
   Assets.....................................      0.14%        0.35%        0.31%        0.38%          0.68%/2/
Portfolio turnover rate.......................     57.89%       28.45%       13.66%       62.49%          7.99%

--------
/1/Commencement of operations.
/2/Annualized.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)


                                                         Capital Opportunities Fund
                                                        ------------------------
                                                          For the    For the Period
                                                         Year Ended  July 5, 2000/1/
                                                        May 31, 2002 to May 31, 2001
                                                        ------------ ---------------
Net Asset Value, Beginning of Period...................   $  8.39        $ 10.00
                                                          -------        -------
Income From Investment Operations:
 Net Investment Income.................................     (0.05)         (0.00)/3/
 Net Realized and Unrealized Gain (Loss) on Investments     (1.00)         (1.60)
                                                          -------        -------
   Total From Investment Operations....................     (1.05)         (1.60)
                                                          -------        -------
Less Distributions to Shareholders from:
 Net Investment Income.................................        --          (0.00)/3/
 Distribution in Excess of Net Investment Income.......        --          (0.01)
 Net Capital Gains.....................................        --             --
                                                          -------        -------
   Total Distributions.................................         0          (0.01)
                                                          -------        -------
Net Asset Value, End of Period.........................   $  7.34        $  8.39
                                                          =======        =======
-------------------------------------------------------------------------------------
Total Return...........................................    (12.51)%       (15.96)%
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000).......................   $36,065        $27,155
 Ratio of Expenses to Average Net Assets
   After Expense Waiver................................      1.25%          1.25% /2/
   Before Expense Waiver...............................      1.57%          1.90% /2/
 Ratio of Net Investment Income to Average Net Assets..     (0.74)%        (0.14)%/2/
Portfolio turnover rate................................    123.84%         94.47%

--------
/1/Commencement of operations.
/2/Annualized.
/3/Amount rounds to less than $.01.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)



                                                                           International Equity Fund
                                                        ---------------------------------------------------------------
                                                                              For the Years Ended
                                                        ---------------------------------------------------------------
                                                        May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998
                                                        ------------ ------------ ------------ ------------ ------------
Net Asset Value, Beginning of Period...................   $ 10.53      $ 14.90      $  13.35     $ 13.90      $ 13.18
                                                          -------      -------      --------     -------      -------
Income From Investment Operations:
 Net Investment Income.................................      0.07         0.08          0.07        0.11         0.12
 Net Realized and Unrealized Gain (Loss) on Investments
   and Foreign Currency................................      0.29        (1.94)         2.89       (0.27)        1.42
                                                          -------      -------      --------     -------      -------
   Total From Investment Operations....................      0.36        (1.86)         2.96       (0.16)        1.54
                                                          -------      -------      --------     -------      -------
Less Distributions to Shareholders from:
 Net Investment Income.................................     (0.01)       (0.01)        (0.07)      (0.08)       (0.15)
 Net Capital Gains.....................................        --        (2.50)        (1.34)      (0.31)       (0.67)
                                                          -------      -------      --------     -------      -------
   Total Distributions.................................     (0.01)       (2.51)        (1.41)      (0.39)       (0.82)
                                                          -------      -------      --------     -------      -------
Net Asset Value, End of Period.........................   $ 10.88      $ 10.53      $  14.90     $ 13.35      $ 13.90
                                                          =======      =======      ========     =======      =======
------------------------------------------------------------------------------------------------------------------------
Total Return...........................................      3.46%      (15.50)%       21.73%      (1.02)%      12.77%
------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000).......................   $89,614      $97,264      $118,382     $81,301      $85,402
 Ratio of Expenses to Average Net Assets
   After Expense Waiver................................      1.25%        1.02%         1.00%       1.00%        1.03%
   Before Expense Waiver...............................      1.56%        1.17%         1.12%       1.14%        1.14%
 Ratio of Net Investment Income to Average Net Assets..      0.71%        0.78%         0.50%       0.82%        0.92%
Portfolio turnover rate................................     76.95%      204.16%       155.72%      67.33%       55.55%


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)


                                                                 Diversified Real Estate Fund
                                            ------------------------------------------------------------------
                                                            For the Years Ended                   For the Period
                                            -------------------------------------------------   August 1, 1997/1/ to
                                            May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999    May 31, 1998
                                            ------------ ------------ ------------ ------------ ------------------
Net Asset Value, Beginning of Period.......   $ 10.09      $  8.99      $  9.37       $10.13          $10.00
                                              -------      -------      -------       ------          ------
Income From Investment Operations:
 Net Investment Income.....................      0.50         0.47         0.50         0.53            0.35
 Net Realized and Unrealized Gain (Loss) on
   Investments.............................      1.42         1.18        (0.39)       (0.76)           0.09
                                              -------      -------      -------       ------          ------
   Total From Investment Operations........      1.92         1.65         0.11        (0.23)           0.44
                                              -------      -------      -------       ------          ------
Less Distributions to Shareholders from:
 Net Investment Income.....................     (0.52)       (0.46)       (0.42)       (0.52)          (0.28)
 Return of Capital.........................     (0.03)       (0.09)       (0.07)       (0.01)          (0.03)
 Net Capital Gains.........................     (0.04)          --           --           --              --
                                              -------      -------      -------       ------          ------
   Total Distributions.....................     (0.59)       (0.55)       (0.49)       (0.53)          (0.31)
                                              -------      -------      -------       ------          ------
Net Asset Value, End of Period.............   $ 11.42      $ 10.09      $  8.99       $ 9.37          $10.13
                                              =======      =======      =======       ======          ======
--------------------------------------------------------------------------------------------------------------------
Total Return...............................     19.55%       18.75%        1.59%       (1.80)%          4.31%
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000)...........   $44,809      $26,088      $12,419       $7,829          $6,677
 Ratio of Expenses to Average Net Assets
   After Expense Waiver....................      1.00%        1.00%        1.00%        1.00%           1.00%/2/
   Before Expense Waiver...................      1.07%        1.12%        1.34%        1.47%           2.25%/2/
 Ratio of Net Investment Income to Average
   Net Assets..............................      4.60%        5.18%        5.62%        6.03%           4.17%/2/
Portfolio turnover rate....................     10.82%        8.94%       10.36%       14.35%           0.84%

--------
/1/Commencement of operations.
/2/Annualized.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                                  Limited Maturity Bond Fund
                                               ---------------------------------------------------------------
                                                                     For the Years Ended
                                               ---------------------------------------------------------------
                                               May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998
                                               ------------ ------------ ------------ ------------ ------------
Net Asset Value, Beginning of Period..........   $  10.45     $  10.07     $  10.32     $  10.45     $  10.31
                                                 --------     --------     --------     --------     --------
Income From Investment Operations:
 Net Investment Income........................       0.48         0.60         0.58         0.58         0.60
                                                 --------     --------     --------     --------     --------
 Net Realized and Unrealized Gain (Loss) on
   Investments................................      (0.03)        0.38        (0.24)       (0.10)        0.22
                                                 --------     --------     --------     --------     --------
   Total From Investment Operations...........       0.45         0.98         0.34         0.48         0.82
                                                 --------     --------     --------     --------     --------
Less Distributions to Shareholders from:
 Net Investment Income........................      (0.48)       (0.60)       (0.58)       (0.58)       (0.60)
 Net Capital Gains............................      (0.08)          --        (0.01)       (0.03)       (0.08)
                                                 --------     --------     --------     --------     --------
   Total Distributions........................      (0.56)       (0.60)       (0.59)       (0.61)       (0.68)
                                                 --------     --------     --------     --------     --------
Net Asset Value, End of Period................   $  10.34     $  10.45     $  10.07     $  10.32     $  10.45
                                                 ========     ========     ========     ========     ========
---------------------------------------------------------------------------------------------------------------
Total Return..................................       4.43%        9.92%        3.42%        4.63%        8.15%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000)..............   $144,426     $162,435     $161,507     $166,257     $151,922
 Ratio of Expenses to Average Net Assets
   After Expense Waiver.......................       0.45%        0.45%        0.45%        0.45%        0.50%
   Before Expense Waiver......................       0.58%        0.57%        0.57%        0.58%        0.78%
 Ratio of Net Investment Income to Average Net
   Assets.....................................       4.60%        5.77%        5.67%        5.54%        5.71%
Portfolio turnover rate.......................      46.71%       42.21%       30.95%       59.73%       48.24%


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)


                                                                            Total Return Bond Fund
                                                      ---------------------------------------------------------------
                                                                      For the Years Ended                 For the Period
                                                      --------------------------------------------------  March 1, 1998/1/
                                                      May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 to May 31, 1998
                                                      ------------ ------------ ------------ ------------ ---------------
Net Asset Value, Beginning of Period.................   $   9.81     $   9.43     $   9.82     $  10.02      $  10.00
                                                        --------     --------     --------     --------      --------
Income From Investment Operations:
 Net Investment Income...............................       0.53         0.62         0.60         0.59          0.15
 Net Realized and Unrealized Gain (Loss) on
   Investments.......................................       0.08         0.38        (0.36)       (0.14)         0.02
                                                        --------     --------     --------     --------      --------
   Total From Investment Operations..................       0.61         1.00         0.24         0.45          0.17
                                                        --------     --------     --------     --------      --------
Less Distributions to Shareholders from:
 Net Investment Income...............................      (0.55)       (0.62)       (0.60)       (0.59)        (0.15)
 Net Capital Gains...................................      (0.03)          --        (0.03)       (0.06)           --
                                                        --------     --------     --------     --------      --------
   Total Distributions...............................      (0.58)       (0.62)       (0.63)       (0.65)        (0.15)
                                                        --------     --------     --------     --------      --------
Net Asset Value, End of Period.......................   $   9.84     $   9.81     $   9.43     $   9.82      $  10.02
                                                        ========     ========     ========     ========      ========
--------------------------------------------------------------------------------------------------------------------------
Total Return.........................................       6.34%       10.81%        2.55%        4.48%         1.69%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000).....................   $128,717     $124,342     $125,962     $107,149      $101,363
 Ratio of Expenses to Average Net Assets
   After Expense Waiver..............................       0.45%        0.45%        0.45%        0.45%         0.45%/2/
   Before Expense Waiver.............................       0.59%        0.58%        0.59%        0.62%         0.73%/2/
 Ratio of Net Investment Income to Average Net Assets       5.42%        6.34%        6.30%        5.82%         5.89%/2/
Portfolio turnover rate..............................      88.14%       87.61%       38.96%       74.94%        10.51%

--------
/1/ Commencement of operations.
/2/ Annualized.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)


                                                                Maryland Tax-Exempt Bond Fund
                                               ---------------------------------------------------------------
                                                                     For the Years Ended
                                               ---------------------------------------------------------------
                                               May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998
                                               ------------ ------------ ------------ ------------ ------------
Net Asset Value, Beginning of Period..........   $ 10.88      $ 10.23      $ 10.78      $ 10.82      $ 10.38
                                                 -------      -------      -------      -------      -------
Income From Investment Operations:
 Net Investment Income........................      0.44         0.47         0.45         0.45         0.48
 Net Realized and Unrealized Gain (Loss) on
   Investments................................      0.15         0.65        (0.55)       (0.04)        0.44
                                                 -------      -------      -------      -------      -------
   Total From Investment Operations...........      0.59         1.12        (0.10)        0.41         0.92
                                                 -------      -------      -------      -------      -------
Less Distributions to Shareholders from:
 Net Investment Income........................     (0.44)       (0.47)       (0.45)       (0.45)       (0.48)
                                                 -------      -------      -------      -------      -------
   Total Distributions........................     (0.44)       (0.47)       (0.45)       (0.45)       (0.48)
                                                 -------      -------      -------      -------      -------
Net Asset Value, End of Period................   $ 11.03      $ 10.88      $ 10.23      $ 10.78      $ 10.82
                                                 =======      =======      =======      =======      =======
---------------------------------------------------------------------------------------------------------------
Total Return..................................      5.55%       11.09%       (0.87)%       3.81%        9.03%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000)..............   $50,720      $41,131      $31,472      $26,565      $14,980
 Ratio of Expenses to Average Net Assets
   After Expense Waiver.......................      0.45%        0.45%        0.45%        0.45%        0.49%
   Before Expense Waiver......................      0.78%        0.79%        0.83%        0.87%        1.03%
 Ratio of Net Investment Income to Average Net
   Assets.....................................      4.05%        4.37%        4.37%        4.12%        4.49%
Portfolio turnover rate.......................     17.67%       32.07%       60.16%       22.78%       55.95%


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)


                                                                Intermediate Tax-Exempt Bond Fund
                                               ---------------------------------------------------------------
                                                               For the Years Ended                 For the Period
                                               --------------------------------------------------  March 1, 1998/1/
                                               May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 to May 31, 1998
                                               ------------ ------------ ------------ ------------ ---------------
Net Asset Value, Beginning of Period..........   $ 10.00      $  9.62      $ 10.00      $ 10.01        $ 10.00
                                                 -------      -------      -------      -------        -------
Income From Investment Operations:
 Net Investment Income........................      0.38         0.41         0.38         0.38           0.10
 Net Realized and Unrealized Gain (Loss) on
   Investments................................      0.10         0.38        (0.32)        0.07           0.01
                                                 -------      -------      -------      -------        -------
   Total From Investment Operations...........      0.48         0.79         0.06         0.45           0.11
                                                 -------      -------      -------      -------        -------
Less Distributions to Shareholders from:
 Net Investment Income........................     (0.38)       (0.41)       (0.38)       (0.38)         (0.10)
 Net Capital Gains............................        --           --        (0.06)       (0.08)            --
                                                 -------      -------      -------      -------        -------
   Total Distributions........................     (0.38)       (0.41)       (0.44)       (0.46)         (0.10)
                                                 -------      -------      -------      -------        -------
Net Asset Value, End of Period................   $ 10.10      $ 10.00      $  9.62      $ 10.00        $ 10.01
                                                 =======      =======      =======      =======        =======
-------------------------------------------------------------------------------------------------------------------
Total Return..................................      4.89%        8.32%        0.64%        4.58%          1.07%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000)..............   $79,238      $80,047      $81,498      $90,895        $93,992
 Ratio of Expenses to Average Net Assets
   After Expense Waiver.......................      0.45%        0.45%        0.45%        0.45%          0.45%/2/
   Before Expense Waiver......................      0.75%        0.73%        0.74%        0.76%          0.88%/2/
 Ratio of Net Investment Income to Average Net
   Assets.....................................      3.79%        4.13%        3.85%        3.80%          3.84%/2/
Portfolio turnover rate.......................     47.25%       92.07%      140.28%      149.02%         10.13%

--------
/1/Commencement of operations.
/2/Annualized.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             Financial Highlights
                (For a Share Outstanding Throughout the Period)



                                                                  National Tax-Exempt Bond Fund
                                               ---------------------------------------------------------------
                                                               For the Years Ended                 For the Period
                                               --------------------------------------------------  March 1, 1998/1/
                                               May 31, 2002 May 31, 2001 May 31, 2000 May 31, 1999 to May 31, 1998
                                               ------------ ------------ ------------ ------------ ---------------
Net Asset Value, Beginning of Period..........   $   9.91     $   9.38     $   9.93     $  10.05      $  10.00
                                                 --------     --------     --------     --------      --------
Income From Investment Operations:
 Net Investment Income........................       0.39         0.45         0.45         0.44          0.11
 Net Realized and Unrealized Gain (Loss) on
   Investments................................       0.16         0.53        (0.51)          --          0.05
                                                 --------     --------     --------     --------      --------
   Total From Investment Operations...........       0.55         0.98        (0.06)        0.44          0.16
                                                 --------     --------     --------     --------      --------
Less Distributions to Shareholders from:
 Net Investment Income........................      (0.39)       (0.45)       (0.45)       (0.44)        (0.11)
 Net Capital Gains............................      (0.21)          --        (0.04)       (0.12)           --
                                                 --------     --------     --------     --------      --------
   Total Distributions........................      (0.60)       (0.45)       (0.49)       (0.56)        (0.11)
                                                 --------     --------     --------     --------      --------
Net Asset Value, End of Period................   $   9.86     $   9.91     $   9.38     $   9.93      $  10.05
                                                 ========     ========     ========     ========      ========
-------------------------------------------------------------------------------------------------------------------
Total Return..................................       5.81%       10.60%       (0.55)%       4.43%         1.64%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000)..............   $174,299     $181,297     $172,920     $178,067      $178,116
 Ratio of Expenses to Average Net Assets
   After Expense Waiver.......................       0.45%        0.45%        0.45%        0.45%         0.45%/2/
   Before Expense Waiver......................       0.73%        0.72%        0.72%        0.74%         0.86%/2/
 Ratio of Net Investment Income to Average Net
   Assets.....................................       3.97%        4.58%        4.69%        4.36%         4.49%/2/
Portfolio turnover rate.......................     108.13%      160.45%      113.69%      123.30%         7.37%

--------
/1/Commencement of operations.
/2/Annualized.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                        Notes to Financial Statements


1.  SIGNIFICANT ACCOUNTING POLICIES

M.S.D.&T. Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of Incorporation of the Company authorize the Board of Directors to issue up to ten billion shares, having a par value of $.001 per share. The Company is a series fund which currently issues fourteen classes of common stock representing interests in fourteen investment portfolios: the Prime Money Market Fund (Class A), the Government Money Market Fund (Class B), the Tax-Exempt Money Market Fund (Class C), the Growth & Income Fund (Class E), the Limited Maturity Bond Fund (Class F), the Maryland Tax-Exempt Bond Fund (Class
G), the International Equity Fund (Class H), the Diversified Real Estate Fund (Class J), the National Tax-Exempt Bond Fund (Class K), the Total Return Bond Fund (Class L), the Equity Growth Fund (Class M), the Equity Income Fund (Class
N), the Intermediate Tax-Exempt Bond Fund (Class O) and the Capital Opportunities Fund (Class P)--(the "Funds").

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

    A) Security Valuation: Investment securities held by the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the "Money Market Funds") are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company's Board of Directors in an attempt to avoid dilution or other unfair results to shareholders. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

       Investments held by the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company's Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

       Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund will fluctuate as the values of their respective investment portfolios change.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued


1.  SIGNIFICANT ACCOUNTING POLICIES -- Continued

    B) Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce a Fund's custody charges.

    C) Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly to shareholders of the Money Market Funds, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund; are declared and paid monthly to shareholders of the Growth & Income Fund and Equity Income Fund; are declared and paid quarterly to shareholders of the Diversified Real Estate Fund; are declared and paid semi-annually to shareholders of the International Equity Fund and Equity Growth Fund; and are declared and paid annually to shareholders of the Capital Opportunities Fund. Any net realized capital gains are distributed at least annually with regard to the Money Market Funds, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund and at least semi-annually with regard to the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, Diversified Real Estate Fund and International Equity Fund. The Company intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax.

       Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax resolutions.

       As required, effective January 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide For Investment Companies. The revised Audit Guide requires that paydown gains and losses on mortgage- and asset-backed securities be classified as interest income. Adopting this change will have no impact to the total net assets of the Company, but will change the classification of certain amounts between interest income and realized gain/loss in the statement of operations.

    D) Repurchase Agreements: The Prime Money Market Fund, Government Money Market Fund, Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain possession of collateral with a market value equal to 102% of the repurchase agreement.

    E) Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respective period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The Growth & Income Fund and International Equity Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued


1.  SIGNIFICANT ACCOUNTING POLICIES -- Continued

    F) Forward Foreign Currency Contracts: The International Equity Fund may enter into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

    G) International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

    H) Investing in the securities of companies principally engaged in the real estate business is subject to the same risks as direct ownership of real estate, such as supply and demand for properties, the economic health of the country, different regions and local markets, and the strength of specific industries renting properties.

    I) The International Equity Fund is subject to foreign income taxes by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income. Gains realized upon disposition of certain foreign securities held by the International Equity Fund may be subject to capital gains tax in that particular country. The tax on realized gains is paid prior to repatriation of sales proceeds. The International Equity Fund accrues a deferred tax liability for net unrealized gains on securities subject to a capital gains tax.

    J) The Capital Opportunities Fund could fluctuate in price more than most funds, due to the volatile nature of both the technology sector and stocks of smaller companies. In addition, the Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund's returns consequently may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investments in IPOs on its total returns may not be as significant.

    K) The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds' income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

2. INVESTMENT ADVISOR, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

Effective May 11, 2001, Mercantile Capital Advisors, Inc. ("Mercantile"), a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, provides investment advisory and administration services to each Fund pursuant to an Investment Advisory Agreement and an Administration Agreement. Prior to May 11, 2001, Mercantile-Safe Deposit & Trust Company provided investment advisory and administration services to each Fund. For its services as Advisor, Mercantile receives an advisory fee computed daily and payable monthly at an annual rate of (a) .25% of the first $1 billion of the Prime Money Market, Government Money Market and Tax-Exempt Money Market Funds' average daily net assets during the preceding month plus .20% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (b) .60% of the first $1 billion of the Growth & Income, Equity Income and Equity Growth Funds' average daily net assets during the preceding month plus .40% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (c) .35% of the first $1 billion of the Limited Maturity Bond and Total Return Bond Funds' average daily net assets during the preceding month plus .20% of such Funds' average daily net assets in excess of $1 billion during the preceding month,
(d) .50% of the first $1 billion of the Maryland Tax-Exempt Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds' average daily net assets during the preceding month plus .25% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (e) 1.22% of the first $1 billion of the International Equity Fund's average daily net assets during the preceding month plus 1.10% of such Fund's average daily net assets in excess of $1 billion during the preceding month (Mercantile pays sub-advisory fees to Morgan Stanley Investment Management, Limited (formerly Morgan Stanley Dean Witter Investment Management, Limited) on the

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued


2.  INVESTMENTADVISOR, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY
              TRANSACTIONS -- Continued

average net assets of its managed portion of the International Equity Fund at an annual rate of .80% of the first $25 million, plus .60% on the second $25 million, plus .50% on the third $25 million, plus .40% on average net assets in excess of $75 million and to Julius Baer Investment Management, Inc. on the average net assets of its managed portion of the International Equity Fund at an annual rate of .80% of the first $20 million, plus .60% of the second $20 million, plus .50% of the next $60 million, plus .40% on average net assets in excess of $100 million.), (f) .80% of the first $1 billion of the Diversified Real Estate Fund's average daily net assets during the preceding month plus ..60% of such Fund's average daily net assets in excess of $1 billion during the preceding month, and (g) 1.30% of the first $1 billion of the Capital Opportunities Fund's average daily net assets during the preceding month plus 1.20% of such Fund's average daily net assets in excess of $1 billion during the preceding month (Mercantile pays a sub-advisory fee to Delaware Management Company at an annual rate of .70% of the average daily net assets of the Capital Opportunities Fund). For its services as Administrator, Mercantile receives an administration fee computed daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund. Mercantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund.

Shares in each Fund are sold on a continuous basis without a sales load by the Company's distributor, BISYS Fund Services Limited Partnership (the "Distributor"). The Distributor receives no fee for these services. BISYS Fund Services Ohio, Inc., an affiliate of the Distributor, receives fees for fund accounting and transfer agent services provided to the Funds.

Each director of the Company receives from the Company an annual fee of $9,500 and a fee of $2,000 for each Board meeting attended and is reimbursed for all out-of-pocket expenses relating to attendance at meetings. The Chairman of the Board of Directors and President receives an additional fee of $7,500 for his services in these capacities. No person who is a director, officer or employee of Mercantile serves as a director, officer or employee of the Company. During the fiscal year ended May 31, 2002, the Funds paid legal fees to a law firm, one partner of which serves as Secretary of the Company and another partner of which serves as Assistant Secretary of the Company.

3.  NET ASSETS

At May 31,2002 , net assets consisted of the following

                                                                      Prime       Government    Tax-Exempt
                                                                   Money Market  Money Market  Money Market
                                                                       Fund          Fund          Fund
                                                                   ------------  ------------  ------------
Capital Paid-In................................................... $647,125,306  $403,036,674  $252,520,358
Accumulated Realized Gain (Loss) on Investments...................      (64,591)     (128,496)      (13,803)
                                                                   ------------  ------------  ------------
                                                                   $647,060,715  $402,908,178  $252,506,555
                                                                   ============  ============  ============

                                                                     Growth &       Equity        Equity
                                                                      Income        Income        Growth
                                                                       Fund          Fund          Fund
                                                                   ------------  ------------  ------------
Capital Paid-In................................................... $356,379,218  $ 91,744,776  $ 66,149,325
Accumulated Realized Gain (Loss) on Investments and Foreign
 Currency.........................................................   (9,436,066)   (3,616,875)  (24,939,662)
Net Unrealized Appreciation (Depreciation) on Investments and
 Foreign Currency.................................................   42,695,004    15,299,264     1,411,942
Undistributed Net Investment Income (Distribution in Excess of Net
 Investment Income)...............................................      552,425       173,566        16,623
                                                                   ------------  ------------  ------------
                                                                   $390,190,581  $103,600,731  $ 42,638,228
                                                                   ============  ============  ============

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued


3.  NET ASSETS -- Continued


                                                                         Capital    International Diversified
                                                                      Opportunities    Equity     Real Estate
                                                                          Fund          Fund         Fund
                                                                      ------------- ------------- -----------
Capital Paid-In......................................................  $42,633,429  $101,035,577  $38,584,477
Accumulated Realized Gain (Loss) on Investments and Foreign Currency.   (7,975,959)  (19,991,458)     (43,709)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign
 Currency............................................................    1,407,291     7,964,914    5,909,317
Undistributed Net Investment Income (Distribution in Excess of Net
 Investment Income)..................................................           --       605,400      358,439
                                                                       -----------  ------------  -----------
                                                                       $36,064,761  $ 89,614,433  $44,808,524
                                                                       ===========  ============  ===========

                                              Limited        Total       Maryland   Intermediate   National
                                           Maturity Bond  Return Bond   Tax-Exempt   Tax-Exempt   Tax-Exempt
                                               Fund          Fund       Bond Fund    Bond Fund    Bond Fund
                                           ------------- ------------  -----------  ------------ ------------
Capital Paid-In........................... $144,381,461  $127,681,659  $49,505,424  $77,846,785  $168,856,750
Accumulated Realized Gain (Loss) on
 Investments and Foreign Currency.........   (2,352,397)     (515,277)    (387,367)    (706,161)    1,093,714
Net Unrealized Appreciation (Depreciation)
 on Investments...........................    2,396,863     1,550,937    1,601,834    2,097,532     4,348,872
Undistributed Net Investment Income
 (Distribution in Excess of Net Investment
 Income)..................................           --            --           --           --            --
                                           ------------  ------------  -----------  -----------  ------------
                                           $144,425,927  $128,717,319  $50,719,891  $79,238,156  $174,299,336
                                           ============  ============  ===========  ===========  ============

4.  CAPITAL STOCK

Transactions in shares of the Company are summarized as follows:

                                                                   Government Money
                                    Prime Money Market Fund           Market Fund
                                  --------------------------  --------------------------
                                  For the Year  For the Year  For the Year  For the Year
                                     Ended         Ended         Ended         Ended
                                  May 31, 2002  May 31, 2001  May 31, 2002  May 31, 2001
                                  ------------  ------------  ------------  ------------
Shares Sold......................  900,044,351   936,301,104   696,178,047   775,725,181
Shares Redeemed.................. (915,697,330) (790,673,201) (724,992,644) (823,822,977)
Shares Reinvested................      795,678     1,520,055       868,852     2,064,076
                                  ------------  ------------  ------------  ------------
Net Increase (Decrease) in Shares  (14,857,301)  147,147,958   (27,945,745)  (46,033,720)
Shares Outstanding:
 Beginning of Period.............  661,981,876   514,833,918   430,982,419   477,016,139
                                  ------------  ------------  ------------  ------------
 End of Period...................  647,124,575   661,981,876   403,036,674   430,982,419
                                  ============  ============  ============  ============

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued


4.  CAPITAL STOCK -- Continued


                                             Tax-Exempt
                                         Money Market Fund             Growth & Income Fund
                                  -------------------------------    ------------------------
                                  For the Year     For the Year      For the Year For the Year
                                     Ended            Ended             Ended        Ended
                                  May 31, 2002     May 31, 2001      May 31, 2002 May 31, 2001
                                  ------------  ------------------   ------------ ------------
Shares Sold......................  249,007,508      258,502,590        4,853,529    6,450,886
Shares Redeemed.................. (191,790,235)    (211,287,211)      (4,984,996)  (3,818,132)
Shares Reinvested................       14,631           31,109          892,335      771,559
                                  ------------     ------------       ----------  -----------
Net Increase (Decrease) in Shares   57,231,904       47,246,488          760,868    3,404,313
Shares Outstanding:
 Beginning of Period.............  195,290,599      148,044,111       22,405,548   19,001,235
                                  ------------     ------------       ----------  -----------
 End of Period...................  252,522,503      195,290,599       23,166,416   22,405,548
                                  ============     ============       ==========  ===========

                                         Equity Income Fund             Equity Growth Fund
                                  -------------------------------    ------------------------
                                  For the Year     For the Year      For the Year For the Year
                                     Ended            Ended             Ended        Ended
                                  May 31, 2002     May 31, 2001      May 31, 2002 May 31, 2001
                                  ------------  ------------------   ------------ ------------
Shares Sold......................    4,292,881        5,294,643        2,452,349    2,974,827
Shares Redeemed..................   (2,173,177)     (12,345,489)      (3,802,131)  (1,186,548)
Shares Reinvested................       54,570          733,005           15,761       60,180
                                  ------------     ------------       ----------  -----------
Net Increase (Decrease) in Shares    2,174,274       (6,317,841)      (1,334,021)   1,848,459
Shares Outstanding:
 Beginning of Period.............   21,245,028       27,562,869        7,897,145    6,048,686
                                  ------------     ------------       ----------  -----------
 End of Period...................   23,419,302       21,245,028        6,563,124    7,897,145
                                  ============     ============       ==========  ===========

                                     Capital Opportunities Fund      International Equity Fund
                                  -------------------------------    ------------------------
                                  For the Year    For the Period     For the Year For the Year
                                     Ended      July 5, 2000/(1)/ to    Ended        Ended
                                  May 31, 2002     May 31, 2001      May 31, 2002 May 31, 2001
                                  ------------  ------------------   ------------ ------------
Shares Sold......................    1,858,192        3,481,688        6,539,126   19,254,259
Shares Redeemed..................     (179,395)        (244,874)      (7,544,476) (18,209,000)
Shares Reinvested................            0               76            1,609      249,893
                                  ------------     ------------       ----------  -----------
Net Increase (Decrease) in Shares    1,678,797        3,236,890       (1,003,741)   1,295,152
Shares Outstanding:
 Beginning of Period.............    3,236,890                0        9,239,437    7,944,285
                                  ------------     ------------       ----------  -----------
 End of Period...................    4,915,687        3,236,890        8,235,696    9,239,437
                                  ============     ============       ==========  ===========

--------
/(1)/Commencement of operations

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued


4.  CAPITAL STOCK -- Continued


                                                                     Limited Maturity
                                    Diversified Real Estate Fund         Bond Fund
                                    ---------------------------  ------------------------
                                    For the Year   For the Year  For the Year For the Year
                                       Ended          Ended         Ended        Ended
                                    May 31, 2002   May 31, 2001  May 31, 2002 May 31, 2001
                                    ------------   ------------  ------------ ------------
Shares Sold........................   1,463,177      1,367,428     2,198,787    1,932,529
Shares Redeemed....................    (139,973)      (171,977)   (3,937,507)  (2,618,137)
Shares Reinvested..................      13,917          9,243       163,761      180,934
                                     ----------     ----------    ----------   ----------
Net Increase (Decrease) in Shares .   1,337,121      1,204,694    (1,574,959)    (504,674)
Shares Outstanding:
 Beginning of Period...............   2,586,278      1,381,584    15,539,908   16,044,582
                                     ----------     ----------    ----------   ----------
 End of Period.....................   3,923,399      2,586,278    13,964,949   15,539,908
                                     ==========     ==========    ==========   ==========

                                                                    Maryland Tax-Exempt
                                     Total Return Bond Fund              Bond Fund
                                    ---------------------------  ------------------------
                                    For the Year   For the Year  For the Year For the Year
                                       Ended          Ended         Ended        Ended
                                    May 31, 2002   May 31, 2001  May 31, 2002 May 31, 2001
                                    ------------   ------------  ------------ ------------
Shares Sold........................   2,135,178      1,984,493     1,306,797    1,440,983
Shares Redeemed....................  (1,754,087)    (2,720,982)     (511,486)    (750,825)
Shares Reinvested..................      23,444         49,158        20,628       16,599
                                     ----------     ----------    ----------   ----------
Net Increase (Decrease) in Shares       404,535       (687,331)      815,939      706,757
Shares Outstanding:................
 Beginning of Period...............  12,674,356     13,361,687     3,781,839    3,075,082
                                     ----------     ----------    ----------   ----------
 End of Period.....................  13,078,891     12,674,356     4,597,778    3,781,839
                                     ==========     ==========    ==========   ==========

                                     Intermediate Tax-Exempt        National Tax-Exempt
                                            Bond Fund                    Bond Fund
                                    ---------------------------  ------------------------
                                    For the Year   For the Year  For the Year For the Year
                                       Ended          Ended         Ended        Ended
                                    May 31, 2002   May 31, 2001  May 31, 2002 May 31, 2001
                                    ------------   ------------  ------------ ------------
Shares Sold........................     492,389        535,842       536,319    1,040,501
Shares Redeemed....................    (653,853)      (999,537)   (1,158,591)  (1,174,233)
Shares Reinvested..................         996            696         2,547        1,572
                                     ----------     ----------    ----------   ----------
Net Increase (Decrease) in Shares      (160,468)      (462,999)     (619,725)    (132,160)
Shares Outstanding:................
 Beginning of Period...............   8,007,564      8,470,563    18,294,277   18,426,437
                                     ----------     ----------    ----------   ----------
 End of Period.....................   7,847,096      8,007,564    17,674,552   18,294,277
                                     ==========     ==========    ==========   ==========

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued



5.  FORWARD FOREIGN CURRENCY CONTRACTS

A summary of forward foreign currency contracts in the International Equity Fund which were outstanding at May 31, 2002 is as follows:

                                                         Net Unrealized
                                                         Appreciation/
         Settlement Dates      Sell            Buy       (Depreciation)
         ---------------- --------------- -------------- --------------
             06/04/02     YEN 44,272,940  EUR 380,679       $ (1,223)
             06/07/02     USD 766,539     YEN 94,200,000    $ (7,189)
             06/07/02     YEN 94,200,000  USD 715,805       $ 43,229
             06/10/02     CZK 23,640,848  USD 682,000       $(44,508)
             08/09/02     EUR 741,377     EUR 5,124,674     $116,995
             08/09/02     GBP 3,200,000   GBP 475,000       $ (5,172)
             08/14/02     YEN 550,000,000 EUR 4,758,897     $(19,965)
             09/09/02     YEN 94,200,000  USD 770,237       $  6,926
                                                            --------
                                                            $ 89,093
                                                            ========

Currency Legend

CZK Czech Koruna
GBP British Pound
EUR Euro
YEN Japanese Yen
USD US Dollar

6.  PURCHASES & SALES OF SECURITIES

For the fiscal year ended May 31, 2002, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

                                                               U.S.        U.S.
                                                            Government  Government
                                  Purchases *    Sales *    Purchases     Sales
                                  ------------ ------------ ----------- -----------
Growth & Income Fund............. $165,801,870 $192,383,952 $         0 $         0
Equity Income Fund...............   29,706,730   28,183,325           0           0
Equity Growth Fund...............   31,489,234   38,836,569           0           0
Capital Opportunities Fund.......   46,755,289   34,686,468           0           0
International Equity Fund........   63,692,756   69,739,978           0           0
Diversified Real Estate Fund.....   16,662,513    3,332,810           0           0
Limited Maturity Bond Fund.......   22,631,450   39,427,602  30,252,538  56,221,402
Total Return Bond Fund...........   25,404,045   30,922,730  59,772,309  68,712,685
Maryland Tax-Exempt Bond Fund....   18,697,523    7,982,030           0           0
Intermediate Tax-Exempt Bond Fund   36,708,370   36,296,369           0           0
National Tax-Exempt Bond Fund....  192,775,576  196,426,562           0           0

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued



7.  CAPITAL LOSS CARRYOVERS

At May 31, 2002, the following Funds had capital loss carryovers:

                                                   Capital Loss Carryover  Expiration Year
                                                   ---------------------- -----------------
Prime Money Market Fund...........................      $    64,591       2003 through 2006
Government Money Market Fund......................          128,496       2003 through 2010
Tax-Exempt Money Market Fund......................           13,803       2003 through 2008
Growth & Income Fund..............................        9,364,909             2010
Equity Income Fund................................        2,114,953             2010
Equity Growth Fund................................        5,204,436             2010
Capital Opportunities Fund........................        6,946,391       2009 through 2010
International Equity Fund.........................       15,868,033             2010
Maryland Tax-Exempt Bond Fund.....................          387,368       2004 through 2009
Intermediate Tax-Exempt Bond Fund.................          706,161       2008 through 2009

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

8.  FEDERAL INCOME TAX INFORMATION

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The tax character of distributions paid during 2002 was as follows:

                                                                         Long Term
                                                   Tax-Exempt  Ordinary   Capital   Return of     Total
                    Portfolio                        Income     Income     Gains     Capital  Distributions
                    ---------                      ---------- ---------- ---------- --------- -------------
Prime Money Market Fund...........................        --  16,148,533         --      --    16,148,533
Government Money Market Fund......................        --  10,236,919         --      --    10,236,919
Tax-Exempt Money Market Fund...................... 3,696,451          --         --      --     3,696,451
Growth & Income Fund..............................        --   3,610,834 43,101,978      --    46,712,812
Equity Income Fund................................        --   1,538,967  5,325,872      --     6,864,839
Equity Growth Fund................................        --     232,859    801,212      --     1,034,071
Capital Opportunities Fund........................        --          --         --      --            --
International Equity Fund.........................        --     128,062         --      --       128,062
Diversified Real Estate Fund......................        --   1,392,286    126,444  92,473     1,611,203
Limited Maturity Bond Fund........................        --   7,584,630    579,703      --     8,164,333
Total Return Bond Fund............................        --   6,949,968    380,505      --     7,330,473
Maryland Tax-Exempt Bond Fund..................... 1,898,159          --         --      --     1,898,159
Intermediate Tax-Exempt Bond Fund................. 3,001,820          --         --      --     3,001,820
National Tax-Exempt Bind Fund..................... 7,158,506   1,966,742  1,919,622      --    11,044,870

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Concluded


8.  FEDERAL INCOME TAX INFORMATION -- Continued

The tax-basis components of distributable earnings at May 31, 2002 was as follows:

                             Undistributed Undistributed   Unrealized
                               Ordinary      Long-term    Appreciation   Capital Loss  Post-October   Paid-in
         Portfolio              Income     Capital Gains (Depreciation) Carry-forwards  Loss Push     Capital   Net Assets
         ---------           ------------- ------------- -------------- -------------- ------------ ----------- -----------
Prime Money Market Fund.....         --            --              --        (64,591)           --  647,125,306 647,060,715
Government Money Market
 Fund.......................         --            --              --       (128,496)           --  403,036,674 402,908,178
Tax-Exempt Money Market
 Fund.......................         --            --              --        (13,803)           --  252,520,358 252,506,555
Growth & Income Fund........    552,426            --      42,623,846     (9,364,909)           --  356,379,218 390,190,581
Equity Income Fund..........    173,566            --      15,089,378     (2,114,953)   (1,292,036)  91,744,776 103,600,731
Equity Growth Fund..........     16,623            --       1,264,446     (5,204,436)  (19,587,731)  66,149,326  42,638,228
Capital Opportunities Fund..         --            --         377,723     (6,946,391)           --   42,633,429  36,064,761
International Equity Fund...    739,000            --       6,949,435    (15,868,033)   (3,241,545) 101,035,576  89,614,433
Diversified Real Estate Fund    358,439       (22,229)      5,887,837             --            --   38,584,477  44,808,524
Limited Maturity Bond Fund..                                2,396,862             --    (2,352,396) 144,381,461 144,425,927
Total Return Bond Fund......                       --       1,087,877             --       (52,217) 127,681,659 128,717,319
Maryland Tax-Exempt Bond
 Fund.......................         --            --       1,601,835       (387,368)           --   49,505,424  50,719,891
Intermediate Tax-Exempt Bond
 Fund.......................         --            --       2,097,532       (706,161)           --   77,846,785  79,238,156
National Tax-Exempt Bond
 Fund.......................    174,912       918,802       4,348,872             --            --  168,856,750 174,299,336

9.  LINE OF CREDIT

The Company has established a line of credit with Fifth Third Bank with respect to all Funds except the International Equity Fund. The line of credit, which is in an uncommitted aggregate amount of $25 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund's borrowings under the line of credit exceed 5% of its net assets that Fund may not purchase additional securities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus .50% per annum. At May 31, 2002, the Funds had no outstanding borrowings under the line of credit. During the year fiscal year ended May 31, 2002, the following Funds borrowed amounts and paid interest as noted in the table below.

                                    Range of        Interest Weighted Average
                                   Borrowings         Paid    Interest Rate
                              --------------------- -------- ----------------
   Prime Money Market Fund... $268,347--$15,024,968   $975        2.30%
   Capital Opportunities Fund  $142,935--$477,603     $297        4.00%
   Total Return Bond Fund....       $176,033          $ 20        4.00%
   Maryland Tax-Exempt Bond..  $180,354--$715,946     $188        3.18%
   National Tax-Exempt Bond..      $1,000,000         $197        2.36%

                       Report of Independent Accountants

To the Board of Directors and the Shareholders of M.S.D.&T. Funds, Inc.:

In our opinion, the accompanying statements of net assets (statement of assets and liabilities, including the portfolio of investments, for the International Equity Fund) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund, Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, and National Tax-Exempt Bond Fund (comprising M.S.D.&T. Funds, Inc., hereafter referred to as the "Funds") at May 31, 2002 and the results of each of their operations, the changes in each of their net assets and the financial highlights for the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
July 12, 2002

                             M.S.D.&T. Funds, Inc.
                            Directors and Officers
                                  (Unaudited)

The business and affairs of M.S.D.&T. Funds, Inc. (the "Company") are managed under the general supervision of the Company's Board of Directors in accordance with the laws of the State of Maryland and the Company's Charter and Bylaws. Information pertaining to the directors and officers of the Company is set forth below. Directors who are deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as "Interested Directors." Directors who are not deemed to be "interested persons" of the Company are referred to as "Independent Directors."

                                                                                Number of
                                      Term of                                  Portfolios
                                     Office and                                  in Fund
                        Position(s)  Length of                                 Complex/3/
Name, Address            Held with      Time       Principal Occupation(s)      Overseen      Other Directorships
and Age/1/                Company    Served/2/       During Past 5 Years       by Director    Held by Director/4/
-------------          ------------- ---------- ------------------------------ ----------- -------------------------
INTERESTED DIRECTORS
Leslie B. Disharoon/5/ Chairman of   Since 1989 Retired.                           14      Director, Baltimore Gas &
Age 69                 the Board                                                           Electric Company;
                       and President                                                       Director, Travelers
                                                                                           Property Casualty Corp.;
                                                                                           Director, Aegon USA, Inc.
Decatur H. Miller/6/   Director and  Since 1989 Retired.                           14      None
Age 70                 Treasurer

INDEPENDENT DIRECTORS
Edward D. Miller       Director      Since 1998 Dean/Chief Executive Officer,      14      None
Age 59                                          Johns Hopkins Medicine,
                                                January 1997 to date; Interim
                                                Dean, Johns Hopkins
                                                Medicine, March 1996 to
                                                January 1997; Chairman,
                                                Department of Anesthesiology
                                                and Critical Care Medicine,
                                                Johns Hopkins University, July
                                                1994 to date.
John R. Murphy         Director      Since 1994 Vice Chairman, National            14      Director, Omnicom Group
Age 68                                          Geographic Society, March
                                                1998 to date; President and
                                                Chief Executive Officer,
                                                National Geographic Society,
                                                May 1996 to March 1998.
George R. Packard III  Director      Since 1998 President, U.S.-Japan              14      Director, Offitbank.
Age 70                                          Foundation, July 1998 to date;
                                                Visiting President,
                                                International University of
                                                Japan, 1994 to 1998; Former
                                                Dean, School of Advanced
                                                International Studies at The
                                                Johns Hopkins University.

                             M.S.D.&T. Funds, Inc.
                      Directors and Officers -- Concluded
                                  (Unaudited)

                                                                           Number of
                                    Term of                               Portfolios
                                   Office and                               in Fund
                       Position(s) Length of                              Complex/3/
Name, Address           Held with     Time      Principal Occupation(s)    Overseen   Other Directorships
and Age/1/               Company   Served/2/      During Past 5 Years     by Director Held by Director/4/
-------------          ----------- ---------- --------------------------- ----------- -------------------
OFFICERS
W. Bruce McConnel       Secretary  Since 1989 Partner of the law firm of      N/A             N/A
One Logan Square                              Drinker Biddle & Reath LLP,
18th & Cherry Streets                         Philadelphia, Pennsylvania.
Philadelphia, PA 19103
Age 59

--------
/1/Each director may be contacted by writing to the director, c/o M.S.D.&T.
   Funds, Inc., Two Hopkins Plaza, Baltimore, Maryland 21201, Attn: Funds Administration.
/2/Each director holds offices until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified;
   (ii) he shall have resigned; or (iii) he is removed by the Company's shareholders in accordance with the Company's Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified.
/3/The "Fund Complex" consists solely of the Company.
/4/Directorships of companies required to report to the Securities and Exchange
   Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.
/5/Mr. Disharoon is considered to be an Interested Director because (i) he and his wife own securities issued by Mercantile Bankshares Corporation, and
   (ii) he serves as an officer of the Company.
/6/Mr. Miller is considered to be an Interested Director because (i) he and his wife are co-trustees of a trust for which Mercantile Safe-Deposit & Trust Company also acts as co-trustee and of which his wife is the sole beneficiary and (ii) he serves as an officer of the Company.

                             M.S.D.&T. Funds, Inc.
                           IMPORTANT TAX INFORMATION
                                  (Unaudited)

During the fiscal year ended May 31, 2002, the distributions paid by the Funds were derived from the following:

                                               Exempt Interest    Long-Term
                              Net Investment      Dividends     Capital Gains
                             Income and Short- (excludable from (gains greater   Long-Long
                               Term Capital    gross income for than one-year   Term Capital
                             Gains (taxable as  Federal income  and less than  Gains (greater
                             ordinary income)   tax purposes)      5-years)    than 5-years)
                             ----------------- ---------------- -------------- --------------
Prime Money Market..........      100.0%              0.0%           0.0%           0.0%
Government Money Market.....      100.0%              0.0%           0.0%           0.0%
Tax-Exempt Money Market.....        0.0%            100.0%           0.0%           0.0%
Growth & Income/1/..........        7.7%              0.0%          43.3%          49.0%
Equity Income/1/............       22.4%              0.0%           2.0%          75.6%
Equity Growth/1/............       22.5%              0.0%          71.3%           6.2%
International Equity/2/.....      100.0%              0.0%           0.0%           0.0%
Diversified Real Estate/3/..       86.5%              0.0%           7.8%           0.0%
Limited Maturity Bond.......       92.9%              0.0%           7.1%           0.0%
Total Return Bond...........       94.8%              0.0%           5.0%           0.2%
Maryland Tax-Exempt Bond....        0.0%            100.0%           0.0%           0.0%
Intermediate Tax-Exempt Bond        0.0%            100.0%           0.0%           0.0%
National Tax-Exempt Bond....       17.8%             64.8%          11.8%           5.6%

--------
/1/100% of distributions derived from net investment income and short-term capital gains qualify for the dividends received deduction available to corporate shareholders.
/2/The foreign taxes paid or withheld per share represent taxes incurred by the International Equity Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. See following page. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.
/3/For calendar year ended December 31, 2001. Return of Capital = 5.7%

                          CAPITAL GAIN DISTRIBUTIONS

During the fiscal year ending May 31, 2002, the M.S.D.&T. Funds distributed capital gains to shareholders of Growth & Income Fund, Equity Income Fund and Equity Growth Fund on July 18, 2001 and to shareholders of Limited Maturity Bond Fund, National Tax-Exempt Bond Fund and Total Return Bond Fund on December 12, 2001. The Securities and Exchange Commission requires mutual funds to disclose to shareholders the composition of the capital gain distribution. The figures listed below may differ from those cited elsewhere in the report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes. Pursuant to this requirement, these percentages are listed below:

                                     Short-Term Long-Term Long-Long Term
                                     ---------- --------- --------------
       Growth & Income Fund.........     0.0%    46.89%       53.11%
       Equity Income Fund...........     0.0%     2.61%       97.39%
       Equity Growth Fund...........    9.59%    83.20%        7.21%
       Limited Maturity Bond Fund...   51.39%    48.61%         0.0%
       Total Return Bond Fund.......     0.0%    96.51%        3.49%
       National Tax-Exempt Bond Fund   50.61%    33.60%       15.79%

Short-term capital gain distributions are taxable to you as ordinary income. Long-term capital gain distributions are taxable to you as long term capital gains. Long-Long Term capital gain distributions may be taxable at a lower capital gain rate.

                             M.S.D.&T. Funds, Inc.
                    IMPORTANT TAX INFORMATION -- Concluded
                                  (Unaudited)

         Income by Country for the M.S.D.&T. International Equity Fund

                        Fiscal Year Ended May 31, 2002

                                               Percentage of Percentage of
                                               Gross Income:  Taxes Paid:
                                               ------------- -------------
      Australia...............................       2.43%         1.74%
      Austria.................................       0.74          1.03
      Brazil..................................       0.03          0.00
      Canada..................................       1.55          1.70
      Denmark.................................       0.45          0.63
      Estonia.................................       0.26          0.00
      Finland.................................       1.39          1.87
      France..................................       6.31          3.65
      Germany.................................       2.86          3.63
      Hong Kong...............................       3.49          0.00
      Hungary.................................       0.05          0.10
      Ireland.................................       0.04       -  0.25
      Italy...................................       7.50          9.61
      Japan...................................       6.53          9.06
      Korea...................................       0.27          0.00
      Netherlands.............................       7.90         11.20
      Norway..................................       3.91          5.44
      Poland..................................       1.08          1.51
      Portugal................................       0.00       -  0.88
      Singapore...............................       0.70          1.53
      Spain...................................       1.66          2.29
      Sweden..................................       2.04          1.44
      Switzerland.............................       4.67          6.21
      Turkey..................................    -  0.09          0.00
      United Kingdom..........................      41.43         38.49
      United States...........................       2.24          0.00
      Venezuela...............................       0.56          0.00
                                                  -------       -------
                                                   100.00        100.00

Foreign taxes withheld as of May 31, 2002 were $205,913.

Investment Advisor and Administrator:
Mercantile Capital Advisors, Inc.
Baltimore, Maryland

Custodian (except for the International Equity Fund)
The Fifth Third Bank
Cincinnati, Ohio

Distributor and Transfer Agent:
BISYS Fund Services
Columbus, Ohio

Custodian for the International Equity Fund:
State Street Bank & Trust Company
Boston, Massachusetts

This report is submitted for the general information of the shareholders of M.S.D.&T. Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by current Prospectuses for the Funds which contain information concerning the Funds' investment policies and expenses as well as other pertinent information.

Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile-Safe Deposit & Trust Company, its parent company or its affiliates and are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal.

                                                                            7/02